UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund is filed herewith.

Annual Shareholder Report

August 31, 2024

Goldman Sachs Global Managed Beta Fund

GGMBX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

How did the Fund perform and what affected its performance?

Global equities were volatile, but performed strongly. U.S. large-cap stocks performed best, outpacing non-U.S. developed markets, emerging markets and small-cap stocks. Enthusiasm about artificial intelligence drove large gains in the U.S. technology sector, while China’s economic slowdown weighed on emerging markets.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its active beta strategy through which it invests in a diversified portfolio of underlying asset classes based on its cycle-aware long-term strategic asset allocation model. Specifically, the Fund’s dynamic overweight in developed markets equities added to its performance versus the MSCI All Country World Index Investable Market Index.

  At the asset class level, the Fund was helped by the rebalance of its long-term strategic asset allocation at the end of 2023 wherein its exposures to emerging markets equities and small-cap stocks were decreased and its exposure to U.S. large-cap stocks was increased.

Top Detractors from Performance:

  The Fund was hurt by its strategic allocation to alternative risk premia within a volatility selling strategy, as it sought to benefit from changes in the level of market implied volatility.

  The currency options within the Fund’s currency tail risk hedging strategy, which seeks to limit the chance of a loss occurring due to a rare event, detracted from relative performance, as most of the options expired out of the money.

  A strategic allocation to the macro hedging strategy, which is used in an attempt to diversify the Fund’s overall exposure to global equity asset classes, detracted slightly from relative performance. This allocation significantly underperformed between the beginning of the reporting period and June 2024, then sharply rebounded starting in July, resulting in only a modest loss overall.

  Active Beta

Top Detractors

  Volatility Selling

  Tail Risk Hedging

The above represents strategies.

Goldman Sachs Global Managed Beta Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)	MSCI ACWI IMI Index
08/15	$933,000	$921,900	$918,200
08/16	$1,004,001	$989,475	$985,871
08/17	$1,171,870	$1,158,082	$1,154,258
08/18	$1,302,885	$1,303,884	$1,290,461
08/19	$1,313,048	$1,296,583	$1,272,007
08/20	$1,525,368	$1,488,218	$1,468,405
08/21	$2,011,502	$1,940,784	$1,910,542
08/22	$1,693,484	$1,662,864	$1,600,270
08/23	$1,900,766	$1,887,185	$1,813,586
08/24	$2,319,885	$2,316,896	$2,223,819

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/30/15
Institutional Shares	22.05%	12.04%	9.42%
MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)	22.77%	12.30%	9.40%
MSCI ACWI IMI Index	22.62%	11.81%	8.93%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index.

Goldman Sachs Global Managed Beta Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,279,340,979
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$7,616,756

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased from the prior period as a result of an increase in average net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Allocation (%)

Exchange Traded Funds	80.5%
Common Stocks	10.0%
Investment Companies	5.0%

Goldman Sachs Global Managed Beta Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38147X762-AR-0824

Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Factor Allocation Fund

GSQPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.70%

How did the Fund perform and what affected its performance?

U.S. equities were volatile but performed strongly amid soft landing optimism supported by gradual cooling in economic growth. U.S. fixed income also performed well, as inflationary pressures receded. Bond yields fluctuated, though generally drifted down, amid shifting expectations about Federal Reserve rate cuts.

Top Contributors

Top Contributors to Performance:

  The Fund’s implementation of the Strategic Factor Allocation process, which is derived from the Goldman Sachs Investment Strategy Group’s (ISG) market views on a variety of asset classes and instruments, added to the Fund’s performance overall.

  In absolute terms, the Fund benefited from all four of the Strategic Factor Allocation’s factors, which are academically derived drivers of investment returns that the ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Volatility factor added most to performance. The Flow factor also contributed positively to relative returns.

Top Detractors from Performance:

  The Equity factor detracted most from the Fund's relative performance, followed by the Term factor.

  Volatility

  Flow

Top Detractors

  Equity

  Term

The above represents factors.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised of 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Strategic Factor Allocation Composite Index	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
08/18	$10,397	$10,427	$10,061	$10,801
08/19	$10,830	$11,153	$11,084	$11,116
08/20	$12,027	$12,788	$11,801	$13,555
08/21	$13,842	$14,676	$11,792	$17,781
08/22	$12,947	$13,050	$10,433	$15,784
08/23	$13,849	$14,006	$10,309	$18,300
08/24	$16,217	$16,378	$11,062	$23,266

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/17/18
Class P	17.10%	8.40%	7.87%
Strategic Factor Allocation Composite Index	16.94%	7.98%	8.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%
S&P 500 Index	27.14%	15.90%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$2,399,259,628
# of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$14,467,400

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	7.7	7.7	-	7.7
Developed Markets Currency	13.1	1.5	11.6	-10.1
Developed Markets Equity Call Options	5.1	5.1	-	5.1
Developed Markets Equity Put Options	331.6	131.6	199.9	-68.3
Fixed Income	61.8	61.8	-	61.8
Fixed Income Call Options	16.6	-	16.6	-16.6
Fixed Income Put Options	16.1	-	16.1	-16.1
Interest Rate Call Options	4.9	4.9	-	4.9
Interest Rate Put Options	4.9	4.9	-	4.9
Short-term investments	91.6	91.6	-	91.6
US Equity	62.5	62.5	-	62.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38150B293-AR-0824

Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Factor Allocation Fund

SFAFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.71%

How did the Fund perform and what affected its performance?

U.S. equities were volatile but performed strongly amid soft landing optimism supported by gradual cooling in economic growth. U.S. fixed income also performed well, as inflationary pressures receded. Bond yields fluctuated, though generally drifted down, amid shifting expectations about Federal Reserve rate cuts.

Top Contributors

Top Contributors to Performance:

  The Fund’s implementation of the Strategic Factor Allocation process, which is derived from the Goldman Sachs Investment Strategy Group’s (ISG) market views on a variety of asset classes and instruments, added to the Fund’s performance overall.

  In absolute terms, the Fund benefited from all four of the Strategic Factor Allocation’s factors, which are academically derived drivers of investment returns that the ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Volatility factor added most to performance. The Flow factor also contributed positively to relative returns.

Top Detractors from Performance:

  The Equity factor detracted most from the Fund's relative performance, followed by the Term factor.

  Volatility

  Flow

Top Detractors

  Equity

  Term

The above represents factors.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised of 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Strategic Factor Allocation Composite Index	S&P 500 Index
08/16	$1,034,000	$1,023,200	$1,032,200	$1,041,000
08/17	$1,105,139	$1,028,214	$1,116,428	$1,209,954
08/18	$1,162,385	$1,017,417	$1,216,459	$1,447,831
08/19	$1,210,624	$1,120,889	$1,301,125	$1,490,108
08/20	$1,345,488	$1,193,410	$1,491,870	$1,817,038
08/21	$1,547,446	$1,192,456	$1,712,219	$2,383,408
08/22	$1,447,326	$1,055,085	$1,522,505	$2,115,752
08/23	$1,546,902	$1,042,529	$1,633,953	$2,453,002
08/24	$1,812,350	$1,118,634	$1,910,744	$3,118,747

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/31/16
Institutional Shares	17.16%	8.39%	7.46%
Strategic Factor Allocation Composite Index	16.94%	7.98%	8.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.37%
S&P 500 Index	27.14%	15.90%	14.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$2,399,259,628
# of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$14,467,400

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	7.7	7.7	-	7.7
Developed Markets Currency	13.1	1.5	11.6	-10.1
Developed Markets Equity Call Options	5.1	5.1	-	5.1
Developed Markets Equity Put Options	331.6	131.6	199.9	-68.3
Fixed Income	61.8	61.8	-	61.8
Fixed Income Call Options	16.6	-	16.6	-16.6
Fixed Income Put Options	16.1	-	16.1	-16.1
Interest Rate Call Options	4.9	4.9	-	4.9
Interest Rate Put Options	4.9	4.9	-	4.9
Short-term investments	91.6	91.6	-	91.6
US Equity	62.5	62.5	-	62.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38148U338-AR-0824

Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Volatility Premium Fund

SVPBX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.41%

How did the Fund perform and what affected its performance?

U.S fixed income was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility and inflation. Bond yields fluctuated, though generally drifted down, amid shifting sentiment about potential Fed easing. U.S. equities were generally volatile but performed strongly amid soft landing optimism.

Top Contributors

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive absolute returns and added to the Fund’s performance versus the Bloomberg 1-5 Year U.S. Treasury Index (Index).

  Relative to the Index, the Fund benefited from its options-based overlay strategy through which the Strategic Volatility Premium is implemented.

  The Fund’s fixed income allocation to U.S. Treasury securities also added to relative returns, though to a lesser extent.

Top Detractors from Performance:

  There were no detractors from the Fund’s relative performance.

  Strategic Volatility Premium

Top Detractors

   Fixed Income Allocation

The above represents investment strategies.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
03/21	$10,000	$10,000	$10,000
03/21	$10,000	$10,000	$10,000
08/21	$10,100	$10,035	$10,284
08/22	$9,687	$9,460	$9,099
08/23	$9,822	$9,530	$8,991
08/24	$10,573	$10,117	$9,647

Average Annual Total Returns (%)

	1 Year	Since Inception 3/29/21
Class P	7.65%	1.64%
Bloomberg 1-5 Year U.S. Treasury Index	6.16%	0.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$444,612,507
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,173,140

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	5.2	5.2	-	5.2
Developed Markets Equity Put Options	313.9	124.7	189.2	-64.5
Fixed Income	52.8	52.8	-	52.8
Fixed Income Call Options	16.6	-	16.6	-16.6
Fixed Income Put Options	16.1	-	16.1	-16.1
Interest Rate Call Options	0.8	0.8	-	0.8
Interest Rate Put Options	0.8	0.8	-	0.8
Short-term investments	94.7	94.7	-	94.7
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C515-AR-0824

Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Strategic Volatility Premium Fund

SVPFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.42%

How did the Fund perform and what affected its performance?

U.S fixed income was broadly influenced by Federal Reserve (Fed) monetary policy, interest rate volatility and inflation. Bond yields fluctuated, though generally drifted down, amid shifting sentiment about potential Fed easing. U.S. equities were generally volatile but performed strongly amid soft landing optimism.

Top Contributors

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive absolute returns and added to the Fund’s performance versus the Bloomberg 1-5 Year U.S. Treasury Index (Index).

  Relative to the Index, the Fund benefited from its options-based overlay strategy through which the Strategic Volatility Premium is implemented.

  The Fund’s fixed income allocation to U.S. Treasury securities also added to relative returns, though to a lesser extent.

Top Detractors from Performance:

  There were no detractors from the Fund’s relative performance.

  Strategic Volatility Premium

Top Detractors

   Fixed Income Allocation

The above represents investment strategies.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
03/21	$1,000,000	$1,000,000	$1,000,000
03/21	$1,000,000	$1,000,000	$1,000,000
08/21	$1,010,000	$1,003,500	$1,028,400
08/22	$968,691	$945,999	$909,928
08/23	$982,059	$953,000	$899,100
08/24	$1,056,008	$1,011,705	$964,734

Average Annual Total Returns (%)

	1 Year	Since Inception 3/29/21
Institutional Shares	7.53%	1.60%
Bloomberg 1-5 Year U.S. Treasury Index	6.16%	0.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$444,612,507
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,173,140

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	5.2	5.2	-	5.2
Developed Markets Equity Put Options	313.9	124.7	189.2	-64.5
Fixed Income	52.8	52.8	-	52.8
Fixed Income Call Options	16.6	-	16.6	-16.6
Fixed Income Put Options	16.1	-	16.1	-16.1
Interest Rate Call Options	0.8	0.8	-	0.8
Interest Rate Put Options	0.8	0.8	-	0.8
Short-term investments	94.7	94.7	-	94.7
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C523-AR-0824

Institutional Class

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tactical Tilt Overlay Fund

GSLPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$74	0.72%

How did the Fund perform and what affected its performance?

Risk assets were volatile, driven by prolonged higher interest rates, persistent inflation and a variety of geopolitical concerns but performed strongly overall as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets.

Top Contributors

Top Contributors to Performance:

  The Fund benefited relative to the ICE BofA 3-Month U.S. Treasury Bill Index from investments in U.S. Treasury futures and 10-year U.S. government bonds, as Treasury yields fell during the reporting period.

  Among commodity-related exposures, the Fund’s long exposure to uranium, accomplished via an investment in a closed end trust, added modestly to relative performance, as uranium prices hit a 16-year high in the fourth quarter of 2023.

  Both long and short S&P 500® Index put options held by the Fund at different times during the reporting period added to relative performance.

  Investments in energy master limited partnerships contributed positively to returns.

  The Fund’s active cash management strategy bolstered results.

Top Detractors from Performance:

  The Fund was hurt by a tactical short position in the Swiss franc versus a tactical long position in the Japanese yen, as the yen did not appreciate as market expected. This positioning was eliminated in July 2024.

  Within equity-related exposures, the Fund was hampered by a long position in Mexican stocks, which sold off in June following the country’s general elections.

  A long position in Brazilian equity call options detracted. Although Brazilian stocks rallied early in the reporting period, they gave back most of their gains at the start of 2024. This position was exited in February.

  A short position versus a long position in Dutch natural gas future contracts, which stood to benefit from downward pressure on near-term natural gas prices versus winter prices, detracted slightly, as European inventories reached near-record seasonal levels well before winter. These positions were exited in August.

  Fixed Income-Related

  Commodity-Related

  Equity-Related

Top Detractors

  Currency-Related

The above represents exposures.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500 Index
08/18	$10,113	$10,071	$10,801
08/19	$10,173	$10,309	$11,116
08/20	$10,559	$10,439	$13,555
08/21	$11,559	$10,447	$17,781
08/22	$11,616	$10,486	$15,784
08/23	$12,051	$10,931	$18,300
08/24	$12,878	$11,530	$23,266

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/17/18
Class P	6.86%	4.82%	4.04%
ICE BofA 3-Month U.S. Treasury Bill Index	5.48%	2.26%	2.26%
S&P 500 Index	27.14%	15.90%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500 Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,701,415,728
# of Portfolio Holdings	227
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$31,599,045

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
EU Aerospace and Defense Sector Options	0.7	0.7	-	0.7
GBP 10yr Interest Rate Swaps	1.9	1.9	-	1.9
GBP 10yr Receiver Swaptions	2.0	-	2.0	-2.0
Investment Grade Fixed Income	66.0	66.0	-	66.0
Long European Utilities	1.3	1.3	-	1.3
Long Mexico Equities	1.2	1.2	-	1.2
Long Spot Uranium	1.3	1.3	-	1.3
Mexico Equity Options	0.3	0.3	-	0.3
MLPs	0.9	0.9	-	0.9
S&P 500 Lookback Options	1.1	-	1.1	-1.1
S&P 500 Options	1.0	1.0	-	1.0
TOPIX Options	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	2.0	2.0	-	2.0
US 10yr Treasury Bonds	1.7	1.7	-	1.7
US 2yr Receiver Swaptions	6.5	6.5	-	6.5
US Staples Sector	1.3	1.3	-	1.3
USDCHF Options	0.8	0.8	-	0.8

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38150B244-AR-0824

Class P

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tactical Tilt Overlay Fund

TTRFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.72%

How did the Fund perform and what affected its performance?

Risk assets were volatile, driven by prolonged higher interest rates, persistent inflation and a variety of geopolitical concerns but performed strongly overall as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets.

Top Contributors

Top Contributors to Performance:

  The Fund benefited relative to the ICE BofA 3-Month U.S. Treasury Bill Index from investments in U.S. Treasury futures and 10-year U.S. government bonds, as Treasury yields fell during the reporting period.

  Among commodity-related exposures, the Fund’s long exposure to uranium, accomplished via an investment in a closed end trust, added modestly to relative performance, as uranium prices hit a 16-year high in the fourth quarter of 2023.

  Both long and short S&P 500® Index put options held by the Fund at different times during the reporting period added to relative performance.

  Investments in energy master limited partnerships contributed positively to returns.

  The Fund’s active cash management strategy bolstered results.

Top Detractors from Performance:

  The Fund was hurt by a tactical short position in the Swiss franc versus a tactical long position in the Japanese yen, as the yen did not appreciate as market expected. This positioning was eliminated in July 2024.

  Within equity-related exposures, the Fund was hampered by a long position in Mexican stocks, which sold off in June following the country’s general elections.

  A long position in Brazilian equity call options detracted. Although Brazilian stocks rallied early in the reporting period, they gave back most of their gains at the start of 2024. This position was exited in February.

  A short position versus a long position in Dutch natural gas future contracts, which stood to benefit from downward pressure on near-term natural gas prices versus winter prices, detracted slightly, as European inventories reached near-record seasonal levels well before winter. These positions were exited in August.

  Fixed Income-Related

  Commodity-Related

  Equity-Related

Top Detractors

  Currency-Related

The above represents exposures.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500 Index
08/18	$10,061	$10,115	$10,994
08/19	$10,119	$10,354	$11,315
08/20	$10,505	$10,484	$13,798
08/21	$11,501	$10,493	$18,098
08/22	$11,557	$10,531	$16,066
08/23	$11,989	$10,979	$18,627
08/24	$12,812	$11,581	$23,682

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/29/17
Class R6	6.86%	4.83%	3.78%
ICE BofA 3-Month U.S. Treasury Bill Index	5.48%	2.26%	2.22%
S&P 500 Index	27.14%	15.90%	13.78%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500 Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,701,415,728
# of Portfolio Holdings	227
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$31,599,045

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
EU Aerospace and Defense Sector Options	0.7	0.7	-	0.7
GBP 10yr Interest Rate Swaps	1.9	1.9	-	1.9
GBP 10yr Receiver Swaptions	2.0	-	2.0	-2.0
Investment Grade Fixed Income	66.0	66.0	-	66.0
Long European Utilities	1.3	1.3	-	1.3
Long Mexico Equities	1.2	1.2	-	1.2
Long Spot Uranium	1.3	1.3	-	1.3
Mexico Equity Options	0.3	0.3	-	0.3
MLPs	0.9	0.9	-	0.9
S&P 500 Lookback Options	1.1	-	1.1	-1.1
S&P 500 Options	1.0	1.0	-	1.0
TOPIX Options	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	2.0	2.0	-	2.0
US 10yr Treasury Bonds	1.7	1.7	-	1.7
US 2yr Receiver Swaptions	6.5	6.5	-	6.5
US Staples Sector	1.3	1.3	-	1.3
USDCHF Options	0.8	0.8	-	0.8

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38148U155-AR-0824

Class R6

Annual Shareholder Report

August 31, 2024

Goldman Sachs Tactical Tilt Overlay Fund

TTIFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$75	0.73%

How did the Fund perform and what affected its performance?

Risk assets were volatile, driven by prolonged higher interest rates, persistent inflation and a variety of geopolitical concerns but performed strongly overall as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets.

Top Contributors

Top Contributors to Performance:

  The Fund benefited relative to the ICE BofA 3-Month U.S. Treasury Bill Index from investments in U.S. Treasury futures and 10-year U.S. government bonds, as Treasury yields fell during the reporting period.

  Among commodity-related exposures, the Fund’s long exposure to uranium, accomplished via an investment in a closed end trust, added modestly to relative performance, as uranium prices hit a 16-year high in the fourth quarter of 2023.

  Both long and short S&P 500® Index put options held by the Fund at different times during the reporting period added to relative performance.

  Investments in energy master limited partnerships contributed positively to returns.

  The Fund’s active cash management strategy bolstered results.

Top Detractors from Performance:

  The Fund was hurt by a tactical short position in the Swiss franc versus a tactical long position in the Japanese yen, as the yen did not appreciate as market expected. This positioning was eliminated in July 2024.

  Within equity-related exposures, the Fund was hampered by a long position in Mexican stocks, which sold off in June following the country’s general elections.

  A long position in Brazilian equity call options detracted. Although Brazilian stocks rallied early in the reporting period, they gave back most of their gains at the start of 2024. This position was exited in February.

  A short position versus a long position in Dutch natural gas future contracts, which stood to benefit from downward pressure on near-term natural gas prices versus winter prices, detracted slightly, as European inventories reached near-record seasonal levels well before winter. These positions were exited in August.

  Fixed Income-Related

  Commodity-Related

  Equity-Related

Top Detractors

  Currency-Related

The above represents exposures.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500 Index
08/14	$1,000,000	$1,000,000	$1,000,000
08/15	$1,042,800	$1,000,300	$1,004,800
08/16	$1,029,035	$1,002,601	$1,130,902
08/17	$1,051,365	$1,008,817	$1,314,448
08/18	$1,076,493	$1,024,151	$1,572,868
08/19	$1,084,136	$1,048,321	$1,618,796
08/20	$1,124,574	$1,061,530	$1,973,960
08/21	$1,230,621	$1,062,379	$2,589,243
08/22	$1,236,651	$1,066,310	$2,298,471
08/23	$1,283,892	$1,111,628	$2,664,848
08/24	$1,371,325	$1,172,545	$3,388,087

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	6.81%	4.80%	3.20%
ICE BofA 3-Month U.S. Treasury Bill Index	5.48%	2.26%	1.60%
S&P 500 Index	27.14%	15.90%	12.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market price will fluctuate so that an investor’s shares, when sold or when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500 Index.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,701,415,728
# of Portfolio Holdings	227
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$31,599,045

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
EU Aerospace and Defense Sector Options	0.7	0.7	-	0.7
GBP 10yr Interest Rate Swaps	1.9	1.9	-	1.9
GBP 10yr Receiver Swaptions	2.0	-	2.0	-2.0
Investment Grade Fixed Income	66.0	66.0	-	66.0
Long European Utilities	1.3	1.3	-	1.3
Long Mexico Equities	1.2	1.2	-	1.2
Long Spot Uranium	1.3	1.3	-	1.3
Mexico Equity Options	0.3	0.3	-	0.3
MLPs	0.9	0.9	-	0.9
S&P 500 Lookback Options	1.1	-	1.1	-1.1
S&P 500 Options	1.0	1.0	-	1.0
TOPIX Options	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	2.0	2.0	-	2.0
US 10yr Treasury Bonds	1.7	1.7	-	1.7
US 2yr Receiver Swaptions	6.5	6.5	-	6.5
US Staples Sector	1.3	1.3	-	1.3
USDCHF Options	0.8	0.8	-	0.8

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38147X838-AR-0824

Institutional Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,088,928	$3,823,618	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2024 and August 31, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2024 Allocation Funds Goldman Sachs Global Managed Beta Fund Goldman Sachs Strategic Factor Allocation Fund Goldman Sachs Strategic Volatility Premium Fund Goldman Sachs Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 10.0%

Aerospace & Defense – 0.2%
1,536	Airbus SE	$235,952
283	Axon Enterprise, Inc.*	103,287
18,616	BAE Systems PLC	334,711
482	Dassault Aviation SA	103,848
213	Elbit Systems Ltd.	43,863
1,236	General Dynamics Corp.	370,009
3,802	General Electric Co.	663,905
311	HEICO Corp.	79,790
529	HEICO Corp. Class A	105,848
2,698	Howmet Aerospace, Inc.	260,789
1,329	Huntington Ingalls Industries, Inc.	375,801
1,621	Kongsberg Gruppen ASA	171,305
1,201	L3Harris Technologies, Inc.	284,241
5,720	Leonardo SpA	145,919
616	Lockheed Martin Corp.	349,950
13,098	Melrose Industries PLC	83,202
220	Northrop Grumman Corp.	115,106
287	Rheinmetall AG	172,415
34,744	Rolls-Royce Holdings PLC*	227,795
4,385	RTX Corp.	540,846
5,164	Saab AB Class B	122,194
1,299	Safran SA	284,657
28,966	Singapore Technologies Engineering Ltd.	98,767
4,803	Textron, Inc.	438,034
732	Thales SA	122,984
257	TransDigm Group, Inc.	352,915

		6,188,133

Air Freight & Logistics – 0.1%
4,819	CH Robinson Worldwide, Inc.	498,815
14,957	Deutsche Post AG	649,217
654	DSV AS	116,874
1,139	Expeditors International of Washington, Inc.	140,564
1,160	FedEx Corp.	346,573
12,983	InPost SA*	239,874
6,363	NIPPON EXPRESS HOLDINGS, Inc.	325,021
500	United Parcel Service, Inc. Class B	64,275
7,450	Yamato Holdings Co. Ltd.	86,524

		2,467,737

Automobile Components – 0.0%
5,355	Aisin Corp.	188,182
1,680	Aptiv PLC*	120,170
3,126	Bridgestone Corp.	122,197
5,835	Cie Generale des Etablissements Michelin SCA	229,108
2,530	Continental AG	171,070
2,964	Denso Corp.	46,013
2,478	Koito Manufacturing Co. Ltd.	36,650
11,113	Sumitomo Electric Industries Ltd.	185,251

		1,098,641

Shares	Description	Value

Common Stocks – (continued)

Automobiles – 0.1%
407	Bayerische Motoren Werke AG	$37,771
560	Ferrari NV	278,268
3,410	Ford Motor Co.	38,158
30,966	Honda Motor Co. Ltd.	341,718
9,868	Isuzu Motors Ltd.	149,821
17,219	Mazda Motor Corp.	145,435
4,853	Mercedes-Benz Group AG	334,493
11,177	Nissan Motor Co. Ltd.	33,043
19,634	Stellantis NV	330,409
8,877	Subaru Corp.	170,266
3,431	Suzuki Motor Corp.	40,340
6,445	Tesla, Inc.*	1,379,939
22,720	Toyota Motor Corp.	433,791
89,080	Volvo Car AB Class B*	255,123
4,563	Yamaha Motor Co. Ltd.	39,985

		4,008,560

Banks – 0.5%
7,686	ABN AMRO Bank NV(a)	132,100
13,897	AIB Group PLC	83,686
22,203	ANZ Group Holdings Ltd.	455,724
29,264	Banco Bilbao Vizcaya Argentaria SA	310,883
21,777	Banco BPM SpA	148,472
78,567	Banco Santander SA	390,676
5,538	Bank Hapoalim BM	55,209
14,802	Bank Leumi Le-Israel BM	143,128
27,707	Bank of America Corp.	1,129,060
3,424	Bank of Ireland Group PLC	39,333
1,831	Bank of Montreal	153,135
6,229	Bank of Nova Scotia	310,930
1,357	Banque Cantonale Vaudoise	145,350
44,042	Barclays PLC	133,164
3,274	BNP Paribas SA	226,455
88,986	BOC Hong Kong Holdings Ltd.	279,320
23,129	CaixaBank SA	139,309
5,717	Canadian Imperial Bank of Commerce	334,116
5,690	Chiba Bank Ltd.	48,197
10,843	Citigroup, Inc.	679,206
8,329	Citizens Financial Group, Inc.	358,563
4,901	Commerzbank AG	72,666
5,421	Commonwealth Bank of Australia	510,562
10,021	Concordia Financial Group Ltd.	56,866
11,764	Credit Agricole SA	184,282
4,322	Danske Bank AS	134,899
11,020	DBS Group Holdings Ltd.	307,726
5,052	DNB Bank ASA	106,720
3,892	Erste Group Bank AG	213,028
5,312	Fifth Third Bancorp	226,769
3,628	FinecoBank Banca Fineco SpA	62,244
290	First Citizens BancShares, Inc. Class A	588,903
5,973	Hang Seng Bank Ltd.	71,923
67,585	HSBC Holdings PLC	594,114

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
16,027	Huntington Bancshares, Inc.	$239,924
21,963	ING Groep NV	399,334
73,328	Intesa Sanpaolo SpA	306,465
10,673	Israel Discount Bank Ltd. Class A	59,228
11,206	Japan Post Bank Co. Ltd.	105,319
14,657	JPMorgan Chase & Co.	3,294,894
1,086	KBC Group NV	84,564
10,096	KeyCorp	172,238
215,136	Lloyds Banking Group PLC	166,199
1,837	M&T Bank Corp.	316,166
14,386	Mediobanca Banca di Credito Finanziario SpA	243,671
36,683	Mitsubishi UFJ Financial Group, Inc.	387,014
2,319	Mizrahi Tefahot Bank Ltd.	88,811
11,845	Mizuho Financial Group, Inc.	245,973
13,915	National Australia Bank Ltd.	358,619
2,335	National Bank of Canada	213,964
19,597	NatWest Group PLC	89,278
8,481	Nordea Bank Abp	100,207
37,414	Oversea-Chinese Banking Corp. Ltd.	417,034
1,628	PNC Financial Services Group, Inc.	301,327
12,551	Regions Financial Corp.	293,944
13,591	Resona Holdings, Inc.	96,653
4,607	Royal Bank of Canada	557,154
5,373	Shizuoka Financial Group, Inc.	47,964
12,393	Skandinaviska Enskilda Banken AB Class A	190,850
3,420	Societe Generale SA	82,671
12,806	Standard Chartered PLC	131,766
6,587	Sumitomo Mitsui Financial Group, Inc.	434,697
3,698	Sumitomo Mitsui Trust Holdings, Inc.	92,154
17,014	Svenska Handelsbanken AB Class A	175,517
5,691	Swedbank AB Class A	121,736
6,417	Toronto-Dominion Bank	384,501
6,846	U.S. Bancorp	323,337
7,682	UniCredit SpA	319,303
13,453	United Overseas Bank Ltd.	323,397
15,836	Wells Fargo & Co.	925,931
22,079	Westpac Banking Corp.	465,495

		21,384,017

Beverages – 0.1%
2,009	Anheuser-Busch InBev SA	123,296
5,961	Asahi Group Holdings Ltd.	222,498
1,373	Brown-Forman Corp. Class B	62,595
596	Carlsberg AS Class B	70,016
1,552	Celsius Holdings, Inc.*	59,023
10,990	Coca-Cola Co.	796,445

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
2,126	Coca-Cola Europacific Partners PLC	$171,122
3,373	Coca-Cola HBC AG	125,241
808	Constellation Brands, Inc. Class A	194,494
2,645	Diageo PLC	86,344
1,572	Heineken Holding NV	118,552
598	Heineken NV	53,954
3,319	Keurig Dr. Pepper, Inc.	121,509
6,089	Kirin Holdings Co. Ltd.	91,922
7,494	Molson Coors Beverage Co. Class B	404,451
4,774	Monster Beverage Corp.*	224,999
6,445	PepsiCo, Inc.	1,114,212
2,191	Suntory Beverage & Food Ltd.	80,570

		4,121,243

Biotechnology – 0.2%
7,681	AbbVie, Inc.	1,507,857
474	Alnylam Pharmaceuticals, Inc.*	124,515
1,703	Amgen, Inc.	568,513
2,025	Biogen, Inc.*	414,639
1,148	CSL Ltd.	238,410
423	Genmab AS*	117,642
8,478	Gilead Sciences, Inc.	669,762
11,198	Incyte Corp.*	735,261
1,240	Neurocrine Biosciences, Inc.*	157,554
541	Regeneron Pharmaceuticals, Inc.*	640,917
7,474	Swedish Orphan Biovitrum AB*	232,921
1,607	United Therapeutics Corp.*	584,225
1,224	Vertex Pharmaceuticals, Inc.*	606,969

		6,599,185

Broadline Retail – 0.3%
53,093	Amazon.com, Inc.*	9,477,100
2,721	Canadian Tire Corp. Ltd. Class A	310,210
3,999	Dollarama, Inc.	405,048
5,390	eBay, Inc.	318,549
9,219	Etsy, Inc.*	507,875
148	MercadoLibre, Inc.*	305,126
4,391	Next PLC	588,821
2,352	Pan Pacific International Holdings Corp.	60,208
13,597	Rakuten Group, Inc.*	96,641
11,877	Wesfarmers Ltd.	582,645

		12,652,223

Building Products – 0.1%
3,999	A.O. Smith Corp.	334,796
2,990	AGC, Inc.	94,336
514	Allegion PLC	71,364
5,179	Assa Abloy AB Class B	167,324
4,969	Builders FirstSource, Inc.*	864,606
543	Carlisle Cos., Inc.	230,123
2,904	Carrier Global Corp.	211,353
4,718	Cie de Saint-Gobain SA	412,286

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
191	Daikin Industries Ltd.	$24,402
4,161	Fortune Brands Innovations, Inc.	330,425
467	Geberit AG	298,727
912	Johnson Controls International PLC	66,439
365	Kingspan Group PLC	31,781
989	Lennox International, Inc.	583,698
7,051	Masco Corp.	560,978
2,939	Owens Corning	495,898
1,148	Rockwool AS Class B	498,115
1,159	TOTO Ltd.	40,226
864	Trane Technologies PLC	312,474

		5,629,351

Capital Markets – 0.3%
8,970	3i Group PLC	376,781
1,678	Ameriprise Financial, Inc.	754,160
518	Amundi SA(a)	38,900
1,222	ARES Management Corp. Class A	178,901
1,493	ASX Ltd.	61,811
9,939	Bank of New York Mellon Corp.	678,039
207	BlackRock, Inc.	186,675
3,149	Blackstone, Inc.	448,292
813	Brookfield Asset Management Ltd. Class A	33,144
1,648	Carlyle Group, Inc.	66,134
1,509	Cboe Global Markets, Inc.	309,949
2,130	Charles Schwab Corp.	138,663
1,872	CME Group, Inc.	403,865
720	Coinbase Global, Inc. Class A*	132,019
12,889	Daiwa Securities Group, Inc.	95,839
24,203	Deutsche Bank AG	395,990
1,014	Deutsche Boerse AG	227,969
1,149	Euronext NV(a)	122,707
638	FactSet Research Systems, Inc.	269,772
12,671	Franklin Resources, Inc.	256,461
36,659	Hargreaves Lansdown PLC	536,932
2,318	Hong Kong Exchanges & Clearing Ltd.	70,730
4,394	IGM Financial, Inc.	129,376
2,714	Intercontinental Exchange, Inc.	438,447
2,716	Japan Exchange Group, Inc.	63,025
1,956	KKR & Co., Inc.	242,094
2,181	London Stock Exchange Group PLC	294,397
1,958	LPL Financial Holdings, Inc.	439,258
362	Macquarie Group Ltd.	52,690
186	MarketAxess Holdings, Inc.	45,084
1,831	Moody’s Corp.	893,052
4,469	Morgan Stanley	463,033
1,040	Nasdaq, Inc.	74,963
15,674	Nomura Holdings, Inc.	92,029
2,384	Northern Trust Corp.	217,445
1,599	Onex Corp.	112,979
231	Partners Group Holding AG	334,195

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
2,062	Raymond James Financial, Inc.	$246,553
5,138	Robinhood Markets, Inc. Class A*	103,376
650	S&P Global, Inc.	333,606
2,908	SBI Holdings, Inc.	71,566
9,190	Schroders PLC	41,599
2,386	SEI Investments Co.	161,365
40,508	Singapore Exchange Ltd.	336,053
5,406	State Street Corp.	470,863
917	T. Rowe Price Group, Inc.	97,239
4,701	TMX Group Ltd.	149,962
1,382	Tradeweb Markets, Inc. Class A	163,408
19,806	UBS Group AG	610,333

		12,461,723

Chemicals – 0.2%
1,812	Air Liquide SA	338,206
1,170	Akzo Nobel NV	74,849
1,335	Arkema SA	123,858
13,158	Asahi Kasei Corp.	93,186
1,282	Celanese Corp.	167,429
1,472	CF Industries Holdings, Inc.	122,308
2,453	Clariant AG	38,584
754	Covestro AG*(a)	46,221
2,239	Dow, Inc.	119,966
741	Eastman Chemical Co.	75,856
1,288	Ecolab, Inc.	326,096
184	EMS-Chemie Holding AG	154,426
6,409	Evonik Industries AG	142,213
36	Givaudan SA	184,909
23,543	ICL Group Ltd.	107,748
1,608	Linde PLC	769,026
3,403	LyondellBasell Industries NV Class A	335,876
33,126	Mitsubishi Chemical Group Corp.	193,595
10,942	Mosaic Co.	312,613
2,221	Nippon Sanso Holdings Corp.	76,532
605	Nitto Denko Corp.	50,734
357	Novonesis (Novozymes) B Class B	24,786
4,464	Nutrien Ltd.	216,202
13,018	Orica Ltd.	156,152
971	PPG Industries, Inc.	125,968
2,974	RPM International, Inc.	345,728
1,722	Sherwin-Williams Co.	636,055
3,810	Shin-Etsu Chemical Co. Ltd.	168,662
2,549	Syensqo SA	209,893
309	Symrise AG	40,775
26,229	Toray Industries, Inc.	135,573
1,540	Westlake Corp.	223,978
1,133	Yara International ASA	32,930

		6,170,933

Commerical Services & Supplies – 0.1%
10,790	Brambles Ltd.	133,011
1,041	Cintas Corp.	838,130
4,726	Copart, Inc.*	250,289

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Commerical Services & Supplies – (continued)
1,352	Element Fleet Management Corp.	$28,040
893	RB Global, Inc.	76,932
2,144	Republic Services, Inc.	446,402
11,517	Rollins, Inc.	577,923
1,407	Secom Co. Ltd.	102,665
20,398	Securitas AB Class B	238,482
2,998	TOPPAN Holdings, Inc.	90,518
4,144	Veralto Corp.	465,910
1,807	Waste Connections, Inc.	337,006
2,254	Waste Management, Inc.	477,938

		4,063,246

Communications Equipment – 0.1%
1,021	Arista Networks, Inc.*	360,801
19,441	Cisco Systems, Inc.	982,548
1,981	F5, Inc.*	402,440
8,082	Juniper Networks, Inc.	314,228
1,243	Motorola Solutions, Inc.	549,456
83,989	Nokia OYJ	370,249
23,035	Telefonaktiebolaget LM Ericsson Class B	171,846

		3,151,568

Construction & Engineering – 0.1%
8,980	ACS Actividades de Construccion y Servicios SA	407,785
4,517	AECOM	452,332
9,758	Bouygues SA	348,903
3,270	Eiffage SA	343,236
644	EMCOR Group, Inc.	253,131
2,377	Ferrovial SE	99,390
2,889	Kajima Corp.	52,901
12,099	Obayashi Corp.	155,596
827	Quanta Services, Inc.	227,532
2,251	Skanska AB Class B	45,432
1,813	Stantec, Inc.	148,481
2,742	Taisei Corp.	124,589
2,995	Vinci SA	357,947
3,483	WSP Global, Inc.	580,634

		3,597,889

Construction Materials – 0.0%
501	CRH PLC	45,476
3,026	Heidelberg Materials AG	321,412
4,860	Holcim AG	470,803
4,499	James Hardie Industries PLC*	167,826
398	Martin Marietta Materials, Inc.	212,596
945	Vulcan Materials Co.	231,723

		1,449,836

Consumer Finance – 0.1%
11,456	Ally Financial, Inc.	494,785
2,882	American Express Co.	745,429
4,020	Capital One Financial Corp.	590,659
4,234	Discover Financial Services	587,298

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
0	Isracard Ltd.	$3
11,997	Synchrony Financial	602,969

		3,021,143

Consumer Staples Distribution & Retail – 0.3%
5,521	Aeon Co. Ltd.	138,301
34,531	Albertsons Cos., Inc. Class A	677,498
3,664	Alimentation Couche-Tard, Inc.	209,158
18,509	Carrefour SA	298,185
37,421	Coles Group Ltd.	475,096
2,086	Costco Wholesale Corp.	1,861,505
1,125	Dollar General Corp.	93,341
2,168	Dollar Tree, Inc.*	183,174
18,826	Empire Co. Ltd. Class A	524,974
9,350	Endeavour Group Ltd.	33,713
1,837	George Weston Ltd.	298,781
94,961	J Sainsbury PLC	366,148
12,449	Jeronimo Martins SGPS SA	230,361
22,137	Koninklijke Ahold Delhaize NV	760,046
18,677	Kroger Co.	993,803
4,369	Loblaw Cos. Ltd.	570,192
18,004	MatsukiyoCocokara & Co.	291,387
1,273	Metro, Inc.	79,970
14,157	Seven & i Holdings Co. Ltd.	203,915
9,472	Sysco Corp.	738,532
3,235	Target Corp.	496,961
115,276	Tesco PLC	537,456
4,090	Walgreens Boots Alliance, Inc.	37,832
31,098	Walmart, Inc.	2,401,699
18,996	Woolworths Group Ltd.	458,242

		12,960,270

Containers & Packaging – 0.0%
12,116	Amcor PLC	138,607
816	Avery Dennison Corp.	181,030
1,269	Crown Holdings, Inc.	114,730
686	International Paper Co.	33,216
1,134	Packaging Corp. of America	237,619
7,629	Smurfit WestRock PLC	361,767

		1,066,969

Distributors – 0.0%
93	D’ieteren Group	22,577
2,228	Genuine Parts Co.	319,183
12,908	LKQ Corp.	536,844
644	Pool Corp.	226,443

		1,105,047

Diversified Consumer Services – 0.0%
10,078	Pearson PLC	140,448

Diversified REITs – 0.0%
123	Nomura Real Estate Master Fund, Inc.	124,576

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified REITs – (continued)
3,688	WP Carey, Inc.	$221,354

		345,930

Diversified Telecommunication Services – 0.1%
37,285	AT&T, Inc.	741,971
1,995	BCE, Inc.	69,888
19,607	Deutsche Telekom AG	557,878
2,199	Elisa OYJ	110,118
95,978	HKT Trust & HKT Ltd.	121,864
10,865	Infrastrutture Wireless Italiane SpA(a)	130,144
51,059	Koninklijke KPN NV	208,534
344,021	Nippon Telegraph & Telephone Corp.	367,688
20,485	Orange SA	233,650
4,410	Quebecor, Inc. Class B	109,526
20,647	Singapore Telecommunications Ltd.	49,516
57,719	Spark New Zealand Ltd.	129,219
209	Swisscom AG	132,124
82,587	Telefonica SA	373,630
6,273	Telenor ASA	77,779
32,052	Telia Co. AB	99,388
38,670	Telstra Group Ltd.	102,712
3,460	TELUS Corp.	55,893
16,803	Verizon Communications, Inc.	702,029

		4,373,551

Electric Utilities – 0.1%
2,226	Alliant Energy Corp.	129,709
982	American Electric Power Co., Inc.	98,475
193	BKW AG	36,279
4,333	Chubu Electric Power Co., Inc.	54,136
3,877	CK Infrastructure Holdings Ltd.	28,682
8,127	CLP Holdings Ltd.	72,512
1,201	Constellation Energy Corp.	236,237
1,892	Duke Energy Corp.	215,593
964	Edison International	83,897
688	Emera, Inc.	25,909
3,536	Endesa SA	74,659
19,476	Enel SpA	148,031
986	Entergy Corp.	119,000
1,818	Evergy, Inc.	107,517
1,954	Exelon Corp.	74,428
3,164	FirstEnergy Corp.	138,963
1,663	Fortis, Inc.	73,176
4,022	Fortum OYJ	64,131
2,391	Hydro One Ltd.(a)	81,276
17,325	Iberdrola SA	245,818
11,575	Kansai Electric Power Co., Inc.	205,734
5,902	NRG Energy, Inc.	501,729
16,929	Origin Energy Ltd.	114,138
4,325	PG&E Corp.	85,203
11,380	Power Assets Holdings Ltd.	79,204
4,556	PPL Corp.	145,382

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
5,073	Redeia Corp. SA	$96,354
2,195	Southern Co.	189,648
2,360	SSE PLC	58,699
8,117	Terna - Rete Elettrica Nazionale	70,674
6,309	Tokyo Electric Power Co. Holdings, Inc.*	30,092
1,217	Xcel Energy, Inc.	74,517

		3,759,802

Electrical Equipment – 0.1%
5,713	ABB Ltd.	328,536
1,722	AMETEK, Inc.	294,548
1,170	Eaton Corp. PLC	359,108
2,109	Emerson Electric Co.	222,268
617	Fuji Electric Co. Ltd.	37,243
950	GE Vernova, Inc.*	190,950
381	Hubbell, Inc.	152,370
1,012	Legrand SA	113,348
7,512	Mitsubishi Electric Corp.	126,547
2,300	Prysmian SpA	161,997
1,246	Schneider Electric SE	317,854
6,548	Siemens Energy AG*	189,113
2,036	Vertiv Holdings Co. Class A	169,049

		2,662,931

Electronic Equipment, Instruments & Components – 0.1%
7,470	Amphenol Corp. Class A	503,852
1,588	CDW Corp.	358,316
6,332	Corning, Inc.	264,994
5,538	Halma PLC	190,443
4,819	Hamamatsu Photonics KK	128,593
3,330	Hexagon AB Class B	34,088
1,801	Ibiden Co. Ltd.	62,785
2,925	Jabil, Inc.	319,644
113	Keyence Corp.	54,287
1,440	Keysight Technologies, Inc.*	221,933
12,016	Kyocera Corp.	148,849
1,578	Murata Manufacturing Co. Ltd.	33,076
6,553	Shimadzu Corp.	218,939
2,348	TDK Corp.	160,044
1,529	TE Connectivity Ltd.	234,854
686	Teledyne Technologies, Inc.*	296,901
1,277	Trimble, Inc.*	72,393
2,382	Yokogawa Electric Corp.	67,186

		3,371,177

Energy Equipment & Services – 0.0%
5,609	Baker Hughes Co.	197,269
3,247	Halliburton Co.	100,949
3,228	Schlumberger NV	142,000
15,081	Tenaris SA	221,943

		662,161

Entertainment – 0.1%
27,581	Bollore SE	181,735

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
11,980	Capcom Co. Ltd.	$261,899
2,734	Electronic Arts, Inc.	415,076
382	Live Nation Entertainment, Inc.*	37,310
1,247	Netflix, Inc.*	874,583
2,411	Nintendo Co. Ltd.	131,120
1,223	ROBLOX Corp. Class A*	53,800
268	Take-Two Interactive Software, Inc.*	43,338
1,703	Toho Co. Ltd.	65,466
4,040	Universal Music Group NV	105,701
5,289	Walt Disney Co.	478,020
65,272	Warner Bros Discovery, Inc.*	511,732

		3,159,780

Financial Services – 0.3%
5,367	Apollo Global Management, Inc.	621,123
7,701	Berkshire Hathaway, Inc. Class B*	3,665,060
15,352	Corebridge Financial, Inc.	453,805
919	Corpay, Inc.*	289,991
19,627	Equitable Holdings, Inc.	834,540
3,157	Eurazeo SE	248,693
4,685	EXOR NV	522,762
2,593	Fiserv, Inc.*	452,738
4,310	Groupe Bruxelles Lambert NV	332,796
5,206	Industrivarden AB Class A	187,115
5,406	Industrivarden AB Class C	194,175
12,103	Investor AB Class B	360,372
713	Jack Henry & Associates, Inc.	123,370
1,724	L E Lundbergforetagen AB Class B	94,532
64,535	M&G PLC	182,379
4,460	Mastercard, Inc. Class A	2,155,696
22,699	Mitsubishi HC Capital, Inc.	163,956
4,094	ORIX Corp.	102,927
894	PayPal Holdings, Inc.*	64,753
7,992	Visa, Inc. Class A	2,208,749
3,813	Washington H Soul Pattinson & Co. Ltd.	88,915
19,605	Wise PLC Class A*	182,142

		13,530,589

Food Products – 0.1%
3,853	Ajinomoto Co., Inc.	148,312
5,981	Archer-Daniels-Midland Co.	364,781
7,581	Associated British Foods PLC	248,692
4,115	Bunge Global SA	417,179
1,261	Campbell Soup Co.	62,697
4	Chocoladefabriken Lindt & Spruengli AG	52,860
8,839	Conagra Brands, Inc.	275,777
2,130	Danone SA	148,007
1,891	General Mills, Inc.	136,700
1,246	Hershey Co.	240,553
711	J.M. Smucker Co.	81,538
3,735	JDE Peet’s NV	85,449

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
1,373	Kellanova	$110,678
253	Kerry Group PLC Class A	25,407
2,655	Kikkoman Corp.	30,048
6,058	Kraft Heinz Co.	214,635
277	McCormick & Co., Inc.	22,168
1,940	MEIJI Holdings Co. Ltd.	48,176
2,966	Mondelez International, Inc. Class A	212,988
5,662	Nestle SA	607,193
2,685	Nissin Foods Holdings Co. Ltd.	70,166
5,489	Orkla ASA	48,798
1,206	Salmar ASA	62,618
2,991	Saputo, Inc.	66,516
2,366	Tyson Foods, Inc. Class A	152,157
453,398	WH Group Ltd.(a)	328,836
119,480	Wilmar International Ltd.	287,374
1,972	Yakult Honsha Co. Ltd.	41,663

		4,591,966

Gas Utilities – 0.0%
3,380	AltaGas Ltd.	86,579
5,034	APA Group	25,797
1,324	Atmos Energy Corp.	173,100
5,415	Osaka Gas Co. Ltd.	133,749
13,345	Snam SpA	66,289
8,789	Tokyo Gas Co. Ltd.	219,863

		705,377

Ground Transportation – 0.1%
51,204	Aurizon Holdings Ltd.	116,897
964	Canadian National Railway Co.	113,586
1,077	Canadian Pacific Kansas City Ltd.	89,403
6,227	Central Japan Railway Co.	144,147
8,472	CSX Corp.	290,335
3,666	East Japan Railway Co.	70,284
3,843	Hankyu Hanshin Holdings, Inc.	118,090
9,605	Kintetsu Group Holdings Co. Ltd.	223,952
254	Norfolk Southern Corp.	65,065
894	Old Dominion Freight Line, Inc.	172,363
535	TFI International, Inc.	79,179
5,595	Tokyu Corp.	68,441
4,656	Uber Technologies, Inc.*	340,493
1,501	Union Pacific Corp.	384,391
4,266	West Japan Railway Co.	81,352

		2,357,978

Health Care Equipment & Supplies – 0.2%
4,911	Abbott Laboratories	556,269
946	Alcon, Inc.	92,176
697	Align Technology, Inc.*	165,342
607	Baxter International, Inc.	23,030
801	Becton Dickinson & Co.	194,170
1,057	BioMerieux	122,322
6,102	Boston Scientific Corp.*	499,083
405	Carl Zeiss Meditec AG	29,732

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
2,258	Cochlear Ltd.	$458,427
624	Coloplast AS Class B	84,961
1,279	Cooper Cos., Inc.*	135,229
4,327	Demant AS*	182,956
719	Dexcom, Inc.*	49,855
3,673	Edwards Lifesciences Corp.*	256,963
880	EssilorLuxottica SA	208,678
16,006	Fisher & Paykel Healthcare Corp. Ltd.	357,267
2,666	Hologic, Inc.*	216,586
3,305	Hoya Corp.	469,068
1,124	IDEXX Laboratories, Inc.*	541,015
1,251	Insulet Corp.*	253,665
845	Intuitive Surgical, Inc.*	416,272
13,211	Koninklijke Philips NV*	397,925
3,189	Medtronic PLC	282,482
13,938	Olympus Corp.	254,893
461	Siemens Healthineers AG(a)	26,867
16,455	Smith & Nephew PLC	253,395
535	Sonova Holding AG	187,057
700	STERIS PLC	168,770
1,633	Straumann Holding AG	241,958
1,072	Stryker Corp.	386,370
11,943	Sysmex Corp.	231,605
157	Teleflex, Inc.	38,492
1,410	Terumo Corp.	26,218
1,309	Zimmer Biomet Holdings, Inc.	151,137

		7,960,235

Health Care Providers & Services – 0.2%
4,691	Cardinal Health, Inc.	528,770
2,398	Cencora, Inc.	574,489
7,105	Centene Corp.*	560,087
2,121	Cigna Group	767,399
10,106	CVS Health Corp.	578,468
1,814	DaVita, Inc.*	273,769
1,012	Elevance Health, Inc.	563,573
7,740	Fresenius Medical Care AG	298,790
10,756	Fresenius SE & Co. KGaA*	397,186
817	HCA Healthcare, Inc.	323,197
4,292	Henry Schein, Inc.*	302,801
645	Humana, Inc.	228,633
1,128	Labcorp Holdings, Inc.	259,316
1,166	McKesson Corp.	654,219
846	Molina Healthcare, Inc.*	295,922
1,822	Quest Diagnostics, Inc.	285,999
4,558	Sonic Healthcare Ltd.	85,289
3,601	UnitedHealth Group, Inc.	2,125,310
2,271	Universal Health Services, Inc. Class B	540,430

		9,643,647

Health Care REITs – 0.0%
705	Alexandria Real Estate Equities, Inc.	84,297

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – (continued)
1,263	Welltower, Inc.	$152,419

		236,716

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	591
1,967	Pro Medicus Ltd.	201,282

		201,873

Hotel & Resort REITs – 0.0%
15,902	Host Hotels & Resorts, Inc.	281,465

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	81,041
764	Airbnb, Inc. Class A*	89,625
1,241	Amadeus IT Group SA	83,738
3,089	Aristocrat Leisure Ltd.	114,019
280	Booking Holdings, Inc.	1,094,584
6,456	Caesars Entertainment, Inc.*	243,004
9,953	Carnival Corp.*	164,224
5,450	Chipotle Mexican Grill, Inc.*	305,636
10,511	Compass Group PLC	332,203
1,302	Darden Restaurants, Inc.	205,911
678	Domino’s Pizza, Inc.	280,834
1,125	DoorDash, Inc. Class A*	144,799
3,786	DraftKings, Inc. Class A*	130,617
3,490	Entain PLC	29,731
493	Evolution AB(a)	51,248
2,849	Expedia Group, Inc.*	396,267
1,616	Hilton Worldwide Holdings, Inc.	354,938
471	Hyatt Hotels Corp. Class A	71,554
2,167	InterContinental Hotels Group PLC	216,882
7,807	La Francaise des Jeux SAEM(a)	318,273
156,831	Lottery Corp. Ltd.	528,170
1,120	Marriott International, Inc. Class A	262,853
1,960	McDonald’s Corp.	565,774
3,676	McDonald’s Holdings Co. Japan Ltd.	161,463
6,047	MGM Resorts International*	227,307
957	Restaurant Brands International, Inc.	66,489
1,422	Royal Caribbean Cruises Ltd.*	234,090
1,520	Sodexo SA	135,257
2,809	Starbucks Corp.	265,647
2,936	Whitbread PLC	111,626
1,102	Wynn Resorts Ltd.	84,722
4,820	Yum! Brands, Inc.	650,314
9,465	Zensho Holdings Co. Ltd.	494,251

		8,497,091

Household Durables – 0.1%
5,421	Barratt Developments PLC	36,274
2,865	Berkeley Group Holdings PLC	188,360
2,646	DR Horton, Inc.	499,459
1,657	Garmin Ltd.	303,711
3,537	Lennar Corp. Class A	643,946

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
38	NVR, Inc.*	$348,553
19,755	Panasonic Holdings Corp.	165,980
4,138	PulteGroup, Inc.	544,768
1,672	SEB SA	174,105
10,313	Sekisui Chemical Co. Ltd.	157,379
5,968	Sekisui House Ltd.	154,254
1,454	Sony Group Corp.	141,611
14,283	Taylor Wimpey PLC	30,346

		3,388,746

Household Products – 0.1%
2,228	Church & Dwight Co., Inc.	226,989
2,813	Clorox Co.	445,326
10,096	Colgate-Palmolive Co.	1,075,224
4,218	Essity AB Class B	128,093
2,469	Henkel AG & Co. KGaA	205,309
2,770	Kimberly-Clark Corp.	400,708
9,040	Procter & Gamble Co.	1,550,721
1,266	Reckitt Benckiser Group PLC	72,835
1,146	Unicharm Corp.	39,761

		4,144,966

Independent Power and Renewable Electricity Producers – 0.0%
892	RWE AG	32,177
9,756	Vistra Corp.	833,455

		865,632

Industrial Conglomerates – 0.1%
990	3M Co.	133,343
79,393	CK Hutchison Holdings Ltd.	435,213
3,762	DCC PLC	265,801
390	Hikari Tsushin, Inc.	82,368
15,580	Hitachi Ltd.	384,359
1,437	Honeywell International, Inc.	298,767
11,204	Jardine Matheson Holdings Ltd.	403,792
14,893	Keppel Ltd.	70,416
1,938	Siemens AG	364,548
5,247	Smiths Group PLC	124,827
5,242	Swire Pacific Ltd. Class A	44,495

		2,607,929

Industrial REITs – 0.0%
7,979	Goodman Group	180,005
29	Nippon Prologis REIT, Inc.	51,087
415	Prologis, Inc.	53,045

		284,137

Insurance – 0.4%
7,632	Admiral Group PLC	293,120
24,150	Aegon Ltd.	147,905
4,913	Aflac, Inc.	542,199
4,900	Ageas SA	251,874
1,925	Allianz SE	598,013
1,197	Allstate Corp.	226,161
1,532	American Financial Group, Inc.	204,706

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
7,253	American International Group, Inc.	$558,844
619	Aon PLC Class A	212,763
4,134	Arch Capital Group Ltd.*	467,514
1,356	Arthur J Gallagher & Co.	396,725
3,655	ASR Nederland NV	179,124
1,611	Assurant, Inc.	316,320
26,038	Aviva PLC	173,172
9,995	AXA SA	380,401
634	Baloise Holding AG	122,631
3,029	Brown & Brown, Inc.	318,439
2,072	Chubb Ltd.	588,821
2,966	Cincinnati Financial Corp.	406,431
3,758	Dai-ichi Life Holdings, Inc.	108,519
630	Erie Indemnity Co. Class A	320,185
1,008	Everest Group Ltd.	395,378
320	Fairfax Financial Holdings Ltd.	386,322
3,596	Fidelity National Financial, Inc.	212,020
19,457	Generali	537,002
4,181	Gjensidige Forsikring ASA	74,043
4,402	Great-West Lifeco, Inc.	144,703
706	Hannover Rueck SE	200,302
4,770	Hartford Financial Services Group, Inc.	553,797
1,032	Helvetia Holding AG	163,656
2,804	iA Financial Corp., Inc.	215,515
30,938	Insurance Australia Group Ltd.	158,104
574	Intact Financial Corp.	108,028
16,408	Japan Post Holdings Co. Ltd.	160,325
7,878	Japan Post Insurance Co. Ltd.	149,261
16,049	Legal & General Group PLC	47,399
6,962	Loews Corp.	570,466
11,871	Manulife Financial Corp.	327,770
272	Markel Group, Inc.*	435,385
3,816	Marsh & McLennan Cos., Inc.	868,178
38,138	Medibank Pvt Ltd.	99,566
1,888	MetLife, Inc.	146,282
6,429	MS&AD Insurance Group Holdings, Inc.	148,192
839	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	453,935
5,526	NN Group NV	271,030
5,366	Phoenix Group Holdings PLC	39,988
25,471	Poste Italiane SpA(a)	354,652
8,066	Power Corp. of Canada	247,609
4,489	Principal Financial Group, Inc.	365,494
1,954	Progressive Corp.	492,799
3,006	Prudential Financial, Inc.	364,207
2,441	Prudential PLC	21,014
20,082	QBE Insurance Group Ltd.	214,154
2,479	Sampo OYJ Class A	110,517
7,908	Sompo Holdings, Inc.	186,725
2,152	Sun Life Financial, Inc.	117,305
19,612	Suncorp Group Ltd.	234,218
264	Swiss Life Holding AG	214,015
2,917	Swiss Re AG	398,535

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
3,106	T&D Holdings, Inc.	$52,625
3,338	Talanx AG	287,593
4,749	Tokio Marine Holdings, Inc.	180,721
1,635	Travelers Cos., Inc.	372,894
5,405	Tryg AS	120,551
5,583	W.R. Berkley Corp.	333,305
505	Willis Towers Watson PLC	147,516
608	Zurich Insurance Group AG	352,929

		18,849,892

Interactive Media & Services – 0.4%
26,214	Alphabet, Inc. Class C	4,328,193
30,273	Alphabet, Inc. Class A	4,946,003
60,619	Auto Trader Group PLC(a)	680,867
5,480	CAR Group Ltd.	140,644
10,691	Match Group, Inc.*	397,812
12,015	Meta Platforms, Inc. Class A	6,263,540
14,343	Pinterest, Inc. Class A*	459,550
1,605	REA Group Ltd.	237,733
1,348	Scout24 SE(a)	102,832
5,944	Snap, Inc. Class A*	55,517

		17,612,691

IT Services – 0.2%
3,278	Accenture PLC Class A	1,120,912
5,335	Akamai Technologies, Inc.*	543,316
4,985	Bechtle AG	214,809
933	Capgemini SE	193,284
2,427	CGI, Inc.*	273,432
879	Cloudflare, Inc. Class A*	72,201
10,239	Cognizant Technology Solutions Corp. Class A	796,287
1,838	EPAM Systems, Inc.*	368,997
6,820	Fujitsu Ltd.	126,067
1,231	Gartner, Inc.*	605,603
4,399	GoDaddy, Inc. Class A*	736,437
6,091	International Business Machines Corp.	1,231,174
293	MongoDB, Inc.*	85,201
2,626	NEC Corp.	232,731
1,099	Obic Co. Ltd.	190,208
2,039	Okta, Inc.*	160,530
7,600	Otsuka Corp.	180,806
10,270	SCSK Corp.	206,526
1,360	Shopify, Inc. Class A*	100,725
4,278	TIS, Inc.	107,211
10,279	Twilio, Inc. Class A*	645,110
4,303	VeriSign, Inc.*	791,322
2,263	Wix.com Ltd.*	377,061

		9,359,950

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	70,960
2,920	BRP, Inc.	211,777

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
170	Shimano, Inc.	$32,118

		314,855

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	147,065
12,301	Avantor, Inc.*	317,858
918	Bio-Rad Laboratories, Inc. Class A*	309,660
380	Bio-Techne Corp.	28,116
849	Charles River Laboratories International, Inc.*	167,890
1,747	Danaher Corp.	470,485
692	Eurofins Scientific SE	39,500
719	IQVIA Holdings, Inc.*	180,864
399	Mettler-Toledo International, Inc.*	574,193
3,317	Qiagen NV*	152,575
920	Thermo Fisher Scientific, Inc.	565,864
761	Waters Corp.*	263,572
349	West Pharmaceutical Services, Inc.	109,457

		3,327,099

Machinery – 0.2%
1,239	Alfa Laval AB	55,590
8,068	Atlas Copco AB Class A	146,782
5,508	Atlas Copco AB Class B	87,835
1,787	Caterpillar, Inc.	636,351
1,302	Cummins, Inc.	407,331
2,667	Daimler Truck Holding AG	102,526
669	Deere & Co.	258,060
659	Dover Corp.	122,594
1,651	Epiroc AB Class A	31,841
1,494	Epiroc AB Class B	26,525
3,802	Fortive Corp.	282,869
1,741	GEA Group AG	81,907
1,740	Graco, Inc.	145,029
740	Hoshizaki Corp.	23,936
4,180	Husqvarna AB Class B	28,258
668	IDEX Corp.	137,929
1,789	Illinois Tool Works, Inc.	452,939
2,410	Ingersoll Rand, Inc.	220,394
2,698	Knorr-Bremse AG	221,857
3,086	Komatsu Ltd.	86,354
12,160	Mitsubishi Heavy Industries Ltd.	163,945
606	Nordson Corp.	155,475
3,723	Otis Worldwide Corp.	352,531
3,196	PACCAR, Inc.	307,391
584	Parker-Hannifin Corp.	350,517
1,571	Pentair PLC	139,332
531	Rational AG	535,988
2,893	Sandvik AB	61,631
239	Schindler Holding AG	65,298
9,295	SKF AB Class B	176,128
1,438	Snap-on, Inc.	408,018
1,680	Stanley Black & Decker, Inc.	171,965
14,880	Techtronic Industries Co. Ltd.	199,374

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
2,687	Toro Co.	$248,816
851	Toyota Industries Corp.	67,429
1,026	Trelleborg AB Class B	40,069
343	VAT Group AG(a)	177,950
9,404	Volvo AB Class B	250,057
5,098	Volvo AB Class A	137,231
2,006	Wartsila OYJ Abp	44,243
2,660	Westinghouse Air Brake Technologies Corp.	451,056
1,018	Xylem, Inc.	140,005
676	Yaskawa Electric Corp.	22,524

		8,223,880

Marine Transportation – 0.0%
9,339	Kawasaki Kisen Kaisha Ltd.	137,955
1,387	Kuehne & Nagel International AG	430,398
3,287	Mitsui OSK Lines Ltd.	118,580
5,376	Nippon Yusen KK	195,035

		881,968

Media – 0.1%
950	Charter Communications, Inc. Class A*	330,163
18,672	Comcast Corp. Class A	738,851
2,322	Dentsu Group, Inc.	71,410
12,017	Fox Corp. Class A	497,143
12,970	Fox Corp. Class B	498,437
12,824	Informa PLC	141,190
11,049	News Corp. Class A	313,018
2,289	Omnicom Group, Inc.	229,884
12,516	Paramount Global Class B	131,043
1,842	Publicis Groupe SA	203,160
814	Trade Desk, Inc. Class A*	85,087
17,940	Vivendi SE	201,249
13,713	WPP PLC	131,356

		3,571,991

Metals & Mining – 0.1%
661	Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	53,855
12,151	ArcelorMittal SA	284,669
9,041	BHP Group Ltd.	248,931
24,055	BlueScope Steel Ltd.	335,133
21,863	Cleveland-Cliffs, Inc.*	285,531
11,709	Fortescue Ltd.	144,249
41,127	Glencore PLC	216,988
2,990	Ivanhoe Mines Ltd. Class A*	39,870
14,609	JFE Holdings, Inc.	202,526
8,691	Nippon Steel Corp.	198,335
6,003	Northern Star Resources Ltd.	61,295
1,944	Nucor Corp.	295,313
76,206	Pilbara Minerals Ltd.	152,570
839	Reliance, Inc.	240,499
1,184	Rio Tinto Ltd.	88,642
2,057	Steel Dynamics, Inc.	245,832

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
11,694	voestalpine AG	$285,336

		3,379,574

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
2,641	Annaly Capital Management, Inc.	53,243

Multi-Utilities – 0.1%
1,143	Ameren Corp.	94,309
1,051	Canadian Utilities Ltd. Class A	26,516
4,529	CenterPoint Energy, Inc.	123,642
154,614	Centrica PLC	262,531
1,778	CMS Energy Corp.	120,655
1,452	Consolidated Edison, Inc.	147,465
883	DTE Energy Co.	110,393
15,485	E.ON SE	219,518
10,385	Engie SA	182,903
7,712	National Grid PLC	101,584
4,214	NiSource, Inc.	139,315
1,971	Public Service Enterprise Group, Inc.	159,158
30,974	Sembcorp Industries Ltd.	117,144
1,666	Sempra	136,912
2,117	Veolia Environnement SA	70,132
1,182	WEC Energy Group, Inc.	109,961

		2,122,138

Office REITs – 0.0%
3,737	BXP, Inc.	281,097
30	Japan Real Estate Investment Corp.	120,531
25	Nippon Building Fund, Inc.	112,185

		513,813

Oil, Gas & Consumable Fuels – 0.3%
1,678	Aker BP ASA	40,198
9,512	Ampol Ltd.	186,107
2,465	APA Corp.	70,228
8,934	ARC Resources Ltd.	165,335
74,673	BP PLC	422,744
1,981	Cameco Corp.	80,833
4,978	Canadian Natural Resources Ltd.	180,185
20,765	Cenovus Energy, Inc.	385,053
1,541	Cheniere Energy, Inc.	285,486
526	Chesapeake Energy Corp.	39,182
6,694	Chevron Corp.	990,377
3,363	ConocoPhillips	382,676
2,636	Coterra Energy, Inc.	64,134
1,718	Devon Energy Corp.	76,932
822	Diamondback Energy, Inc.	160,380
4,566	Enbridge, Inc.	183,704
38,472	ENEOS Holdings, Inc.	209,279
25,257	Eni SpA	411,013
2,700	EOG Resources, Inc.	347,814
6,187	Equinor ASA	166,013
15,739	Exxon Mobil Corp.	1,856,258
6,773	Galp Energia SGPS SA	140,702

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
7,532	HF Sinclair Corp.	$370,122
20,609	Idemitsu Kosan Co. Ltd.	150,629
3,057	Imperial Oil Ltd.	230,242
15,883	Inpex Corp.	234,135
3,672	Keyera Corp.	109,998
11,843	Kinder Morgan, Inc.	255,454
9,397	Marathon Oil Corp.	269,224
3,111	Marathon Petroleum Corp.	551,020
10,336	MEG Energy Corp.*	205,853
3,575	Occidental Petroleum Corp.	203,703
1,196	OMV AG	52,165
3,075	ONEOK, Inc.	284,007
4,513	Ovintiv, Inc.	193,292
9,898	Parkland Corp.	267,859
3,969	Pembina Pipeline Corp.	159,891
3,469	Phillips 66	486,735
20,348	Repsol SA	279,418
26,297	Santos Ltd.	128,208
22,726	Shell PLC	805,262
8,755	Suncor Energy, Inc.	355,098
1,686	Targa Resources Corp.	247,673
2,158	TC Energy Corp.	99,954
10,018	TotalEnergies SE	689,156
3,263	Valero Energy Corp.	478,780
8,726	Williams Cos., Inc.	399,389
1,131	Woodside Energy Group Ltd.	20,719

		14,372,619

Paper & Forest Products – 0.0%
1,699	Holmen AB Class B	69,503
5,440	Mondi PLC	105,537

		175,040

Passenger Airlines – 0.0%
10,622	Air Canada*	121,696
12,626	ANA Holdings, Inc.	255,221
1,911	Delta Air Lines, Inc.	81,199
43,662	Deutsche Lufthansa AG	283,634
16,075	Japan Airlines Co. Ltd.	269,900
65,033	Singapore Airlines Ltd.	313,011

		1,324,661

Personal Products – 0.1%
1,503	Beiersdorf AG	217,334
2,065	Estee Lauder Cos., Inc. Class A	189,278
27,566	Haleon PLC	138,843
1,419	Kao Corp.	63,588
13,298	Kenvue, Inc.	291,891
1,365	L’Oreal SA	598,900
13,489	Shiseido Co. Ltd.	300,607
5,125	Unilever PLC	332,234

		2,132,675

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	131,154

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
4,594	AstraZeneca PLC	$805,169
2,853	Bayer AG	88,091
17,381	Bristol-Myers Squibb Co.	868,181
2,849	Chugai Pharmaceutical Co. Ltd.	143,825
2,565	Daiichi Sankyo Co. Ltd.	107,673
6,045	Eisai Co. Ltd.	253,726
3,418	Eli Lilly & Co.	3,281,348
28,700	GSK PLC	625,073
14,329	Hikma Pharmaceuticals PLC	374,536
4,866	Ipsen SA	590,075
9,498	Johnson & Johnson	1,575,338
11,753	Merck & Co., Inc.	1,392,143
7,943	Novartis AG	959,659
13,543	Novo Nordisk AS Class B	1,881,260
10,971	Ono Pharmaceutical Co. Ltd.	162,188
6,750	Orion OYJ Class B	357,926
4,870	Otsuka Holdings Co. Ltd.	287,109
6,341	Pfizer, Inc.	183,952
2,146	Recordati Industria Chimica e Farmaceutica SpA	126,000
3,285	Roche Holding AG	1,126,343
17,816	Royalty Pharma PLC Class A	517,199
4,691	Sanofi SA	526,509
3,148	Shionogi & Co. Ltd.	146,640
8,514	Takeda Pharmaceutical Co. Ltd.	253,479
38,675	Teva Pharmaceutical Industries Ltd.*	729,797
1,061	UCB SA	192,161
74,964	Viatris, Inc.	905,565
1,985	Zoetis, Inc.	364,228

		18,956,347

Professional Services – 0.1%
892	Adecco Group AG	30,412
1,603	Automatic Data Processing, Inc.	442,284
1,337	Booz Allen Hamilton Holding Corp.	212,289
1,277	Broadridge Financial Solutions, Inc.	271,822
1,794	Bureau Veritas SA	59,060
6,818	Computershare Ltd.	131,078
2,019	Experian PLC	98,099
2,048	Intertek Group PLC	133,817
1,338	Jacobs Solutions, Inc.	201,877
2,349	Leidos Holdings, Inc.	372,340
1,498	Paychex, Inc.	196,538
146	Paycom Software, Inc.	23,766
8,487	Randstad NV	409,411
14,085	Recruit Holdings Co. Ltd.	878,368
12,346	RELX PLC	576,313
4,372	SGS SA	488,282
3,721	SS&C Technologies Holdings, Inc.	279,410
1,622	Teleperformance SE	176,739
629	Thomson Reuters Corp.	107,733
1,342	Verisk Analytics, Inc.	366,124

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
3,045	Wolters Kluwer NV	$520,717

		5,976,479

Real Estate Management & Development – 0.0%
763	Azrieli Group Ltd.	52,011
972	Daito Trust Construction Co. Ltd.	119,966
3,501	Daiwa House Industry Co. Ltd.	107,826
398	FirstService Corp.	71,744
15,209	Hongkong Land Holdings Ltd.	57,067
11,490	Hulic Co. Ltd.	119,044
4,378	Mitsubishi Estate Co. Ltd.	75,323
7,257	Mitsui Fudosan Co. Ltd.	78,608
799	Nomura Real Estate Holdings, Inc.	23,016
20,568	Sino Land Co. Ltd.	21,996
950	Swiss Prime Site AG	106,968
1,753	Vonovia SE	60,593

		894,162

Residential REITs – 0.0%
3,543	American Homes 4 Rent Class A	140,905
637	AvalonBay Communities, Inc.	143,790
1,446	Camden Property Trust	181,039
2,009	Equity LifeStyle Properties, Inc.	146,075
1,736	Equity Residential	129,992
304	Essex Property Trust, Inc.	91,744
3,571	Invitation Homes, Inc.	131,556
628	Mid-America Apartment Communities, Inc.	101,968
929	Sun Communities, Inc.	125,638
2,196	UDR, Inc.	97,744

		1,290,451

Retail REITs – 0.0%
16,556	CapitaLand Integrated Commercial Trust	26,900
1,951	Kimco Realty Corp.	45,380
2,526	Klepierre SA	75,405
2,647	Realty Income Corp.	164,405
2,049	Regency Centers Corp.	148,942
16,689	Scentre Group	38,670
1,388	Simon Property Group, Inc.	232,282
574	Unibail-Rodamco-Westfield*	45,899

		777,883

Semiconductors & Semiconductor Equipment – 0.8%
4,336	Advanced Micro Devices, Inc.*	644,156
8,856	Advantest Corp.	407,726
1,744	Analog Devices, Inc.	409,561
5,725	Applied Materials, Inc.	1,129,314
149	ASM International NV	101,451
1,234	ASML Holding NV	1,112,863
999	BE Semiconductor Industries NV	131,743
16,240	Broadcom, Inc.	2,644,197
404	Disco Corp.	117,125
1,287	Enphase Energy, Inc.*	155,779

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
9,431	Intel Corp.	$207,859
823	KLA Corp.	674,391
799	Lam Research Corp.	655,987
179	Lasertec Corp.	34,908
5,831	Lattice Semiconductor Corp.*	276,156
285	Marvell Technology, Inc.	21,728
4,515	Microchip Technology, Inc.	370,952
3,131	Micron Technology, Inc.	301,327
404	Monolithic Power Systems, Inc.	377,611
146,150	NVIDIA Corp.	17,445,926
1,326	NXP Semiconductors NV	339,933
3,104	ON Semiconductor Corp.*	241,709
6,751	Qorvo, Inc.*	782,373
6,497	QUALCOMM, Inc.	1,138,924
7,939	Renesas Electronics Corp.	138,214
377	SCREEN Holdings Co. Ltd.	28,587
8,173	Skyworks Solutions, Inc.	895,679
3,195	STMicroelectronics NV	103,026
4,611	SUMCO Corp.	53,267
2,353	Teradyne, Inc.	321,726
3,229	Texas Instruments, Inc.	692,104
1,460	Tokyo Electron Ltd.	262,771

		32,219,073

Software – 0.9%
2,485	Adobe, Inc.*	1,427,409
78	ANSYS, Inc.*	25,071
4,518	AppLovin Corp. Class A*	419,587
1,114	Aspen Technology, Inc.*	260,832
2,935	Atlassian Corp. Class A*	486,036
1,887	Autodesk, Inc.*	487,601
574	Bentley Systems, Inc. Class B	29,544
2,856	Cadence Design Systems, Inc.*	768,064
1,320	Check Point Software Technologies Ltd.*	254,100
2,243	Confluent, Inc. Class A*	47,596
291	Constellation Software, Inc.	950,247
708	Crowdstrike Holdings, Inc. Class A*	196,314
421	CyberArk Software Ltd.*	120,718
1,730	Dassault Systemes SE	67,608
1,799	Datadog, Inc. Class A*	209,152
1,453	Descartes Systems Group, Inc.*	146,513
14,081	DocuSign, Inc.*	833,736
1,986	Dynatrace, Inc.*	100,531
538	Fair Isaac Corp.*	930,885
7,926	Fortinet, Inc.*	608,004
15,936	Gen Digital, Inc.	421,667
821	HubSpot, Inc.*	409,737
1,236	Intuit, Inc.	779,001
3,121	Manhattan Associates, Inc.*	825,286
40,435	Microsoft Corp.	16,867,056
560	MicroStrategy, Inc. Class A*	74,155
978	Monday.com Ltd.*	260,040
4,572	Nemetschek SE	478,748

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
289	Nice Ltd.*	$50,364
2,445	Open Text Corp.	77,796
4,597	Oracle Corp.	649,510
587	Oracle Corp. Japan	53,159
9,079	Palantir Technologies, Inc. Class A*	285,807
1,143	Palo Alto Networks, Inc.*	414,589
1,815	PTC, Inc.*	325,048
864	Roper Technologies, Inc.	479,010
31,964	Sage Group PLC	425,610
4,074	Salesforce, Inc.	1,030,315
3,600	SAP SE	789,996
902	ServiceNow, Inc.*	771,210
943	Synopsys, Inc.*	489,964
3,204	Trend Micro, Inc.	192,634
291	Tyler Technologies, Inc.*	171,070
1,472	UiPath, Inc. Class A*	18,959
1,428	Unity Software, Inc.*	23,376
1,656	WiseTech Global Ltd.	133,439
520	Workday, Inc. Class A*	136,859
3,803	Xero Ltd.*	368,847
9,038	Zoom Video Communications, Inc. Class A*	624,345
500	Zscaler, Inc.*	99,990

		36,097,135

Specialized REITs – 0.0%
889	Digital Realty Trust, Inc.	134,781
3,525	Gaming & Leisure Properties, Inc.	183,371
2,073	Iron Mountain, Inc.	234,788
209	Public Storage	71,837
4,966	VICI Properties, Inc.	166,262
3,266	Weyerhaeuser Co.	99,580

		890,619

Specialty Retail – 0.3%
291	AutoZone, Inc.*	925,811
5,393	Avolta AG	209,562
12,523	Bath & Body Works, Inc.	385,207
8,630	Best Buy Co., Inc.	866,452
1,696	Burlington Stores, Inc.*	454,935
3,723	Dick’s Sporting Goods, Inc.	882,202
685	Fast Retailing Co. Ltd.	220,444
21,312	H & M Hennes & Mauritz AB Class B	337,081
5,435	Home Depot, Inc.	2,002,797
9,605	Industria de Diseno Textil SA	520,356
332,012	JD Sports Fashion PLC	605,173
113,677	Kingfisher PLC	427,166
4,162	Lowe’s Cos., Inc.	1,034,257
613	Nitori Holdings Co. Ltd.	89,823
759	O’Reilly Automotive, Inc.*	857,647
2,704	Ross Stores, Inc.	407,249
9,974	TJX Cos., Inc.	1,169,651
1,832	Tractor Supply Co.	490,152

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1,871	Ulta Beauty, Inc.*	$660,164
4,306	Williams-Sonoma, Inc.	578,425
11,957	Zalando SE*(a)	310,012
23,704	ZOZO, Inc.	754,730

		14,189,296

Technology Hardware, Storage & Peripherals – 0.5%
82,587	Apple, Inc.	18,912,423
12,980	Brother Industries Ltd.	242,677
5,694	Canon, Inc.	195,557
3,848	Dell Technologies, Inc. Class C	444,598
5,250	FUJIFILM Holdings Corp.	141,590
27,060	Hewlett Packard Enterprise Co.	524,152
11,908	HP, Inc.	430,831
3,335	Logitech International SA	302,923
2,911	NetApp, Inc.	351,416
2,514	Pure Storage, Inc. Class A*	128,943
40,760	Ricoh Co. Ltd.	428,683
1,016	Seagate Technology Holdings PLC	101,143
12,602	Seiko Epson Corp.	235,626
274	Super Micro Computer, Inc.*	119,930
1,667	Western Digital Corp.*	109,338

		22,669,830

Textiles, Apparel & Luxury Goods – 0.1%
2,024	adidas AG	519,284
11,432	Asics Corp.	226,831
28,417	Burberry Group PLC	249,657
845	Cie Financiere Richemont SA Class A	133,428
886	Deckers Outdoor Corp.*	849,931
212	Hermes International SCA	507,414
231	Kering SA	66,240
1,744	Lululemon Athletica, Inc.*	452,516
741	LVMH Moet Hennessy Louis Vuitton SE	551,539
4,096	Moncler SpA	251,289
6,694	NIKE, Inc. Class B	557,744
3,342	Pandora AS	585,362
7,838	Puma SE	338,273
2,227	Swatch Group AG	149,049

		5,438,557

Tobacco – 0.0%
5,737	Altria Group, Inc.	308,478
10,771	British American Tobacco PLC	403,175
9,372	Imperial Brands PLC	269,001
7,232	Japan Tobacco, Inc.	208,790
4,889	Philip Morris International, Inc.	602,765

		1,792,209

Trading Companies & Distributors – 0.2%
1,283	AerCap Holdings NV	124,990
554	Ashtead Group PLC	39,447
3,160	Brenntag SE	234,988

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
4,683	Bunzl PLC	$218,630
11,927	Fastenal Co.	814,376
3,250	Ferguson Enterprises, Inc.	668,557
252	IMCD NV	41,267
5,486	ITOCHU Corp.	292,097
23,125	Marubeni Corp.	398,896
13,542	Mitsubishi Corp.	281,922
14,740	Mitsui & Co. Ltd.	318,594
31,199	MonotaRO Co. Ltd.	493,480
4,061	Reece Ltd.	74,966
5,821	Rexel SA	146,877
4,679	Seven Group Holdings Ltd.	129,980
11,090	Sumitomo Corp.	263,702
542	Toromont Industries Ltd.	48,531
12,729	Toyota Tsusho Corp.	245,978
285	United Rentals, Inc.	211,259
609	Watsco, Inc.	289,531
894	WW Grainger, Inc.	880,518

		6,218,586

Transportation Infrastructure – 0.0%
589	Aena SME SA(a)	118,534
5,223	Getlink SE	94,194
7,996	Transurban Group	73,078

		285,806

Water Utilities – 0.0%
521	American Water Works Co., Inc.	74,565
1,536	Essential Utilities, Inc.	59,889
1,516	Severn Trent PLC	51,327
3,834	United Utilities Group PLC	51,523

		237,304

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	211,937
799	Rogers Communications, Inc. Class B	32,389
20,131	SoftBank Corp.	281,665
1,250	SoftBank Group Corp.	72,572
3,653	Tele2 AB Class B	41,446
2,261	T-Mobile U.S., Inc.	449,306
364,213	Vodafone Group PLC	357,003

		1,446,318

TOTAL COMMON STOCKS (Cost $285,976,246)		$426,567,985

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
353	7.625%	$30,551

Shares	Dividend Rate	Value

Preferred Stocks – (continued)

Auto Manufacturers – (continued)
Porsche Automobil Holding SE
1,680	6.301%	$75,598

		106,149

Household Products – 0.0%
Henkel AG & Co. KGaA
2,622	2.235	240,176

TOTAL PREFERRED STOCKS (Cost $329,188)		$346,325

Units	Expiration Date	Value

Warrants*(b) –0.0%
Constellation Software, Inc.
264	03/31/40	$—
(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 80.5%
1,433,474	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$47,673,045
9,542,312	Goldman Sachs MarketBeta International Equity ETF(c)	565,976,472
5,333,639	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(c)	266,945,431
10,198,774	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(c)	493,658,397
12,431,424	Goldman Sachs MarketBeta U.S. Equity ETF(c)	962,813,789
3,326,687	iShares Core MSCI EAFE ETF	256,786,970
8,223,579	iShares Core MSCI Emerging Markets ETF	447,856,112
1,716	iShares MSCI Canada ETF	69,481
8,880	iShares MSCI EAFE ETF	736,862
2,676,705	iShares MSCI EAFE Small-Cap ETF	176,662,530
81,240	iShares U.S. Technology ETF	12,004,022
2,614,608	SPDR Portfolio S&P 500 Growth ETF	211,129,597
2,275	Vanguard S&P 500 ETF	1,178,541

TOTAL EXCHANGE TRADED FUNDS (Cost $2,888,682,090)		$3,443,491,249

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Dividend Rate	Value

Investment Company(c) –5.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
215,810,091	5.183%	$215,810,091
(Cost $ 215,810,091)

TOTAL INVESTMENTS – 95.5% (Cost $ 3,390,797,615)		$4,086,215,650

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		193,125,329

NET ASSETS – 100.0%		$4,279,340,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,040,000	USD	2,735,694	09/18/24	$46
	CAD	59,260,000	USD	43,180,334	09/18/24	818,038
	CHF	2,970,000	USD	3,500,187	09/18/24	1,137
	DKK	7,850,000	USD	1,164,332	09/18/24	155
	EUR	12,700,000	USD	13,980,567	09/18/24	69,600
	GBP	4,960,000	USD	6,442,439	09/18/24	72,707
	HKD	6,470,000	USD	830,380	09/19/24	42
	JPY	2,051,000,000	USD	13,662,804	09/18/24	403,641
	NOK	2,600,000	USD	245,251	09/18/24	1
	NZD	50,000	USD	30,456	09/18/24	803
	SEK	8,025,000	USD	782,205	09/18/24	83
	SGD	570,000	USD	437,234	09/18/24	48
	USD	5,850,077	EUR	5,260,000	09/18/24	30,875
	USD	13,079,395	HKD	101,890,000	09/19/24	1,861

TOTAL						$1,399,037

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	DKK	17,060,000	USD	2,553,134	09/18/24	$(22,416)
	EUR	6,800,000	USD	7,592,786	09/18/24	(69,862)
	GBP	8,285,000	USD	10,904,045	09/18/24	(21,386)
	HKD	150,000	USD	19,273	09/19/24	(20)
	ILS	600,000	USD	165,110	09/18/24	(4)
	JPY	2,670,000,000	USD	18,487,014	09/18/24	(175,260)
	NOK	250,000	USD	23,816	09/18/24	(234)
	NZD	140,000	USD	87,530	09/18/24	(3)
	SEK	6,675,000	USD	656,117	09/18/24	(5,428)
	SGD	230,000	USD	176,484	09/18/24	(37)
	USD	54,796,619	AUD	82,910,000	09/18/24	(1,347,006)
	USD	72,417,908	CHF	64,190,000	09/18/24	(3,255,507)
	USD	29,712,425	DKK	204,110,000	09/18/24	(565,711)
	USD	258,651,317	EUR	238,280,000	09/18/24	(4,960,782)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	121,633,801	GBP	95,545,000	09/18/24	$(3,868,138)
	USD	2,681,404	ILS	10,000,000	09/18/24	(70,348)
	USD	184,114,013	JPY	28,447,000,000	09/18/24	(10,985,045)
	USD	4,349,642	NOK	46,450,000	09/18/24	(31,866)
	USD	1,363,077	NZD	2,230,000	09/18/24	(31,098)
	USD	23,927,023	SEK	251,025,000	09/18/24	(543,254)
	USD	8,625,547	SGD	11,590,000	09/18/24	(265,837)

TOTAL						$(26,219,242)

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,601	09/20/24	$289,114,155	$22,229,174
S&P 500 E-Mini Index	1,288	09/20/24	364,568,400	8,470,689
S&P Toronto Stock Exchange 60 Index	480	09/19/24	99,864,505	7,394,053
TOPIX Index	187	09/12/24	34,735,515	476,768

TOTAL FUTURES CONTRACTS				$38,570,684

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.974	09/18/2024	2,258,000	$2,258,000	$3	$40,093	$(40,090)
Call CHF/Put NOK	MS & Co. Int. PLC	13.680	09/18/2024	4,899,000	4,899,000	75	82,950	(82,875)
Call CHF/Put NOK	MS & Co. Int. PLC	14.338	12/18/2024	2,005,000	2,005,000	3,691	39,730	(36,039)
Call CHF/Put NOK	MS & Co. Int. PLC	14.027	12/18/2024	4,295,000	4,295,000	13,187	81,551	(68,364)
Call CHF/Put NOK	MS & Co. Int. PLC	14.351	03/19/2025	3,894,000	3,894,000	23,349	80,630	(57,281)
Call CHF/Put NOK	MS & Co. Int. PLC	13.550	03/19/2025	3,683,000	3,683,000	53,327	53,327	—
Call CHF/Put NOK	MS & Co. Int. PLC	13.806	06/18/2025	8,830,000	8,830,000	161,039	153,878	7,161
Call CHF/Put NOK	MS & Co. Int. PLC	14.124	09/17/2025	1,980,000	1,980,000	40,087	38,668	1,419
Call CHF/Put SEK	MS & Co. Int. PLC	13.629	09/18/2024	2,656,000	2,656,000	3	42,495	(42,492)
Call CHF/Put SEK	MS & Co. Int. PLC	13.099	09/18/2024	5,736,000	5,736,000	41	77,418	(77,377)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put SEK	MS & Co. Int. PLC	$13.914	12/18/2024	2,364,000	$2,364,000	$1,596	$41,465	$(39,869)
Call CHF/Put SEK	MS & Co. Int. PLC	13.373	12/18/2024	5,027,000	5,027,000	11,142	77,506	(66,364)
Call CHF/Put SEK	MS & Co. Int. PLC	13.620	03/19/2025	4,557,000	4,557,000	20,430	75,969	(55,539)
Call CHF/Put SEK	MS & Co. Int. PLC	12.986	03/19/2025	4,271,000	4,271,000	46,265	51,606	(5,341)
Call CHF/Put SEK	MS & Co. Int. PLC	13.306	06/18/2025	9,371,000	9,371,000	112,556	149,220	(36,664)
Call CHF/Put SEK	MS & Co. Int. PLC	13.540	09/17/2025	2,123,000	2,123,000	29,261	37,062	(7,801)
Call JPY/Put KRW	MS & Co. Int. PLC	10.458	09/13/2024	192,722,000	192,722,000	1	17,526	(17,525)
Call JPY/Put KRW	MS & Co. Int. PLC	9.915	09/13/2024	421,929,000	421,929,000	124	34,290	(34,166)
Call JPY/Put KRW	MS & Co. Int. PLC	10.746	12/18/2024	169,714,000	169,714,000	1,643	17,554	(15,911)
Call JPY/Put KRW	MS & Co. Int. PLC	10.187	12/18/2024	366,013,000	366,013,000	9,554	33,815	(24,261)
Call JPY/Put KRW	MS & Co. Int. PLC	10.443	03/19/2025	329,211,000	329,211,000	13,829	33,144	(19,315)
Call JPY/Put KRW	MS & Co. Int. PLC	10.094	03/19/2025	401,662,000	401,662,000	26,964	29,406	(2,442)
Call JPY/Put KRW	MS & Co. Int. PLC	10.052	06/18/2025	1,053,137,000	1,053,137,000	115,471	88,531	26,940
Call JPY/Put KRW	MS & Co. Int. PLC	10.269	09/17/2025	236,302,000	236,302,000	28,174	22,350	5,824
Call USD/Put CAD	MS & Co. Int. PLC	1.446	09/18/2024	4,662,000	4,662,000	5	37,609	(37,604)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	09/18/2024	11,028,000	11,028,000	11	76,600	(76,589)
Call USD/Put CAD	MS & Co. Int. PLC	1.462	12/18/2024	4,098,000	4,098,000	975	36,455	(35,480)
Call USD/Put CAD	MS & Co. Int. PLC	1.455	12/18/2024	9,427,000	9,427,000	2,828	75,812	(72,984)
Call USD/Put CAD	MS & Co. Int. PLC	1.465	03/19/2025	8,630,000	8,630,000	8,414	76,703	(68,289)
Call USD/Put CAD	MS & Co. Int. PLC	1.426	03/19/2025	10,203,000	10,203,000	22,855	70,962	(48,107)
Call USD/Put CAD	MS & Co. Int. PLC	1.440	06/18/2025	25,620,000	25,620,000	79,704	193,329	(113,625)
Call USD/Put CAD	MS & Co. Int. PLC	1.449	09/17/2025	5,775,000	5,775,000	23,504	50,485	(26,981)
Call USD/Put CLP	MS & Co. Int. PLC	1,127.970	09/17/2024	977,000	977,000	1	19,672	(19,671)
Call USD/Put CLP	MS & Co. Int. PLC	1,035.290	09/17/2024	2,030,000	2,030,000	12	36,787	(36,775)
Call USD/Put CLP	MS & Co. Int. PLC	1,154.490	12/18/2024	896,000	896,000	321	20,257	(19,936)
Call USD/Put CLP	MS & Co. Int. PLC	1,062.540	12/18/2024	1,833,000	1,833,000	3,798	38,174	(34,376)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CLP	MS & Co. Int. PLC	$1,089.090	03/19/2025	1,681,000	$1,681,000	$7,408	$36,950	$(29,542)
Call USD/Put CLP	MS & Co. Int. PLC	1,123.250	03/19/2025	2,937,000	2,937,000	8,550	56,024	(47,474)
Call USD/Put CLP	MS & Co. Int. PLC	1,084.510	06/18/2025	10,646,000	10,646,000	91,439	193,247	(101,808)
Call USD/Put CLP	MS & Co. Int. PLC	1,108.720	09/17/2025	2,420,000	2,420,000	25,393	48,603	(23,210)
Call USD/Put KRW	MS & Co. Int. PLC	1,456.720	09/13/2024	1,565,000	1,565,000	2	17,325	(17,323)
Call USD/Put KRW	MS & Co. Int. PLC	1,377.220	09/13/2024	3,386,000	3,386,000	1,520	35,299	(33,779)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.710	12/18/2024	1,379,000	1,379,000	1,609	16,823	(15,214)
Call USD/Put KRW	MS & Co. Int. PLC	1,394.460	12/18/2024	2,952,000	2,952,000	16,466	34,996	(18,530)
Call USD/Put KRW	MS & Co. Int. PLC	1,408.090	03/19/2025	2,688,000	2,688,000	21,431	35,374	(13,943)
Call USD/Put KRW	MS & Co. Int. PLC	1,425.130	03/19/2025	3,291,000	3,291,000	20,783	32,022	(11,239)
Call USD/Put KRW	MS & Co. Int. PLC	1,481.080	06/18/2025	8,094,000	8,094,000	43,861	89,357	(45,496)
Call USD/Put KRW	MS & Co. Int. PLC	1,494.880	09/17/2025	1,822,000	1,822,000	12,849	22,393	(9,544)
Call USD/Put MXN	MS & Co. Int. PLC	22.007	09/18/2024	2,109,000	2,109,000	2,044	36,452	(34,408)
Call USD/Put MXN	MS & Co. Int. PLC	20.472	09/18/2024	4,681,000	4,681,000	32,762	73,356	(40,594)
Call USD/Put MXN	MS & Co. Int. PLC	22.858	12/18/2024	1,899,000	1,899,000	15,074	36,293	(21,219)
Call USD/Put MXN	MS & Co. Int. PLC	21.290	12/18/2024	4,099,000	4,099,000	75,278	75,868	(590)
Call USD/Put MXN	MS & Co. Int. PLC	21.999	03/19/2025	3,763,000	3,763,000	82,556	75,914	6,642
Call USD/Put MXN	MS & Co. Int. PLC	20.014	03/19/2025	3,648,000	3,648,000	186,351	48,701	137,650
Call USD/Put MXN	MS & Co. Int. PLC	22.815	06/18/2025	5,089,000	5,089,000	119,780	93,058	26,722
Call USD/Put MXN	MS & Co. Int. PLC	23.619	09/17/2025	1,169,000	1,169,000	29,264	23,435	5,829
Call USD/Put NOK	MS & Co. Int. PLC	12.353	09/18/2024	1,219,000	1,219,000	1	19,695	(19,694)
Call USD/Put NOK	MS & Co. Int. PLC	12.604	12/18/2024	1,085,000	1,085,000	779	19,249	(18,470)
Call USD/Put NOK	MS & Co. Int. PLC	11.804	03/19/2025	1,333,000	1,333,000	10,213	16,929	(6,716)
Call USD/Put NOK	MS & Co. Int. PLC	12.030	06/18/2025	3,174,000	3,174,000	32,724	47,039	(14,315)
Call USD/Put NOK	MS & Co. Int. PLC	12.224	09/17/2025	720,000	720,000	8,981	11,866	(2,885)
Call USD/Put SEK	MS & Co. Int. PLC	11.398	09/18/2024	2,958,000	2,958,000	3	34,863	(34,860)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put SEK	MS & Co. Int. PLC	$11.584	12/18/2024	2,582,000	$2,582,000	$3,290	$33,832	$(30,542)
Call USD/Put SEK	MS & Co. Int. PLC	11.726	03/19/2025	2,358,000	2,358,000	7,576	33,337	(25,761)
Call USD/Put SEK	MS & Co. Int. PLC	11.327	03/19/2025	4,247,000	4,247,000	24,157	51,028	(26,871)
Call USD/Put SEK	MS & Co. Int. PLC	11.617	06/18/2025	9,405,000	9,405,000	65,054	139,194	(74,140)
Call USD/Put SEK	MS & Co. Int. PLC	11.758	09/17/2025	2,149,000	2,149,000	18,720	35,244	(16,524)

				3,424,366,000	$3,424,366,000	$1,820,158	$3,656,795	$(1,836,637)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	81.621	09/18/2024	3,462,000	3,462,000	2	35,540	(35,538)
Put AUD/Call JPY	MS & Co. Int. PLC	85.094	09/18/2024	8,023,000	8,023,000	27	73,749	(73,722)
Put AUD/Call JPY	MS & Co. Int. PLC	79.618	12/18/2024	3,068,000	3,068,000	2,297	35,558	(33,261)
Put AUD/Call JPY	MS & Co. Int. PLC	82.850	12/18/2024	6,870,000	6,870,000	8,700	71,979	(63,279)
Put AUD/Call JPY	MS & Co. Int. PLC	80.965	03/19/2025	6,230,000	6,230,000	15,931	72,667	(56,736)
Put AUD/Call JPY	MS & Co. Int. PLC	86.410	03/19/2025	9,762,000	9,762,000	49,060	89,070	(40,010)
Put AUD/Call JPY	MS & Co. Int. PLC	90.170	06/18/2025	22,780,000	22,780,000	297,703	234,428	63,275
Put AUD/Call JPY	MS & Co. Int. PLC	88.320	09/17/2025	5,138,000	5,138,000	73,159	60,330	12,829
Put AUD/Call USD	MS & Co. Int. PLC	0.585	09/18/2024	3,048,000	3,048,000	2	27,779	(27,777)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	09/18/2024	6,886,000	6,886,000	5	54,268	(54,263)
Put AUD/Call USD	MS & Co. Int. PLC	0.578	12/18/2024	2,669,000	2,669,000	741	27,502	(26,761)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	12/18/2024	5,905,000	5,905,000	4,424	53,525	(49,101)
Put AUD/Call USD	MS & Co. Int. PLC	0.595	03/19/2025	5,355,000	5,355,000	10,272	54,157	(43,885)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	03/19/2025	4,492,000	4,492,000	12,286	35,750	(23,464)
Put AUD/Call USD	MS & Co. Int. PLC	0.611	06/18/2025	10,680,000	10,680,000	53,746	90,428	(36,682)
Put AUD/Call USD	MS & Co. Int. PLC	0.605	09/17/2025	2,404,000	2,404,000	15,381	23,059	(7,678)
Put CAD/Call JPY	MS & Co. Int. PLC	95.027	09/18/2024	2,633,000	2,633,000	8	28,398	(28,390)
Put CAD/Call JPY	MS & Co. Int. PLC	95.434	09/18/2024	6,197,000	6,197,000	28	55,141	(55,113)
Put CAD/Call JPY	MS & Co. Int. PLC	92.677	12/18/2024	2,337,000	2,337,000	2,747	27,914	(25,167)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put CAD/Call JPY	MS & Co. Int. PLC	$93.100	12/18/2024	5,316,000	$5,316,000	$6,726	$53,320	$(46,594)
Put CAD/Call JPY	MS & Co. Int. PLC	91.166	03/19/2025	4,835,000	4,835,000	12,083	54,282	(42,199)
Put CAD/Call JPY	MS & Co. Int. PLC	97.830	03/19/2025	5,785,000	5,785,000	36,505	50,534	(14,029)
Put CAD/Call JPY	MS & Co. Int. PLC	100.970	06/18/2025	14,322,000	14,322,000	210,061	148,268	61,793
Put CAD/Call JPY	MS & Co. Int. PLC	99.060	09/17/2025	3,193,000	3,193,000	49,064	36,997	12,067
Put NZD/Call JPY	MS & Co. Int. PLC	75.167	09/18/2024	2,700,000	2,700,000	2	24,554	(24,552)
Put NZD/Call JPY	MS & Co. Int. PLC	77.954	09/18/2024	6,347,000	6,347,000	8	54,306	(54,298)
Put NZD/Call JPY	MS & Co. Int. PLC	73.135	12/18/2024	2,416,000	2,416,000	1,590	24,849	(23,259)
Put NZD/Call JPY	MS & Co. Int. PLC	75.859	12/18/2024	5,477,000	5,477,000	5,975	52,894	(46,919)
Put NZD/Call JPY	MS & Co. Int. PLC	74.113	03/19/2025	4,993,000	4,993,000	11,309	53,658	(42,349)
Put NZD/Call JPY	MS & Co. Int. PLC	79.190	03/19/2025	8,108,000	8,108,000	36,475	66,145	(29,670)
Put NZD/Call JPY	MS & Co. Int. PLC	82.880	06/18/2025	19,116,000	19,116,000	228,443	179,755	48,688
Put NZD/Call JPY	MS & Co. Int. PLC	81.100	09/17/2025	4,312,000	4,312,000	55,201	46,324	8,877
Put NZD/Call USD	MS & Co. Int. PLC	0.537	09/18/2024	3,288,000	3,288,000	2	26,953	(26,951)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/18/2024	7,512,000	7,512,000	5	55,342	(55,337)
Put NZD/Call USD	MS & Co. Int. PLC	0.530	12/18/2024	2,888,000	2,888,000	713	26,638	(25,925)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	12/18/2024	6,445,000	6,445,000	3,993	54,793	(50,800)
Put NZD/Call USD	MS & Co. Int. PLC	0.544	03/19/2025	5,856,000	5,856,000	9,474	55,260	(45,786)
Put NZD/Call USD	MS & Co. Int. PLC	0.558	03/19/2025	4,857,000	4,857,000	12,073	35,044	(22,971)
Put NZD/Call USD	MS & Co. Int. PLC	0.562	06/18/2025	11,567,000	11,567,000	55,014	90,427	(35,413)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/17/2025	2,611,000	2,611,000	15,508	23,156	(7,648)

				249,883,000	$249,883,000	$1,296,743	$2,364,741	$(1,067,998)

Total purchased option contracts				3,674,249,000	$3,674,249,000	$3,116,901	$6,021,536	$(2,904,635)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$4,875.000	09/06/2024	(72)	$(35,100,000)	$(74,336)	$ (8,807)	$ (65,529)
Euro Stoxx 50 Index	5,000.000	09/13/2024	(70)	(35,000,000)	(22,285)	(14,463)	(7,822)
Euro Stoxx 50 Index	5,100.000	09/20/2024	(68)	(34,680,000)	(8,870)	(6,578)	(2,292)
FTSE 100 Index	8,550.000	09/20/2024	(9)	(7,695,000)	(2,246)	(2,421)	175
FTSE 100 Index	8,575.000	09/20/2024	(4)	(3,430,000)	(788)	(1,879)	1,091
FTSE 100 Index	8,600.000	09/20/2024	(14)	(12,040,000)	(2,114)	(2,197)	83
FTSE 100 Index	8,625.000	09/20/2024	(11)	(9,487,500)	(1,300)	(1,557)	257
FTSE 100 Index	8,700.000	09/20/2024	(19)	(16,530,000)	(1,123)	(2,883)	1,760
FTSE 100 Index	8,800.000	10/18/2024	(4)	(3,520,000)	(604)	(778)	174
Nikkei 225 Index	38,375.000	09/13/2024	(8)	(30,700,000)	(43,505)	(9,243)	(34,262)
Nikkei 225 Index	38,750.000	09/13/2024	(9)	(34,875,000)	(35,399)	(25,758)	(9,641)
Nikkei 225 Index	40,375.000	09/13/2024	(7)	(28,262,500)	(4,166)	(8,940)	4,774
Nikkei 225 Index	41,875.000	09/13/2024	(6)	(25,125,000)	(616)	(1,605)	989
Nikkei 225 Index	42,000.000	09/13/2024	(4)	(16,800,000)	(328)	(1,887)	1,559
Nikkei 225 Index	39,375.000	10/11/2024	(1)	(3,937,500)	(3,967)	(2,998)	(969)
Nikkei 225 Index	41,125.000	10/11/2024	(3)	(12,337,500)	(3,899)	(5,802)	1,903
S&P 500 Index	5,530.000	09/04/2024	(31)	(17,143,000)	(361,615)	(50,208)	(311,407)
S&P 500 Index	5,735.000	09/04/2024	(38)	(21,793,000)	(380)	(12,248)	11,868
S&P 500 Index	5,715.000	09/06/2024	(37)	(21,145,500)	(18,494)	(18,494)	—
S&P 500 Index	5,720.000	09/09/2024	(37)	(21,164,000)	(21,797)	(21,798)	1
S&P 500 Index	5,700.000	09/11/2024	(30)	(17,100,000)	(65,100)	(17,767)	(47,333)
S&P 500 Index	5,850.000	09/18/2024	(29)	(16,965,000)	(9,715)	(30,291)	20,576
S&P 500 Index	5,850.000	09/25/2024	(29)	(16,965,000)	(18,125)	(21,675)	3,550

			(540)	$(441,795,500)	$(700,772)	$ (270,277)	$(430,495)

Puts
Euro Stoxx 50 Index	4,400.000	09/06/2024	(144)	(63,360,000)	(1,114)	(14,241)	13,127
Euro Stoxx 50 Index	4,650.000	09/13/2024	(140)	(65,100,000)	(5,881)	(19,733)	13,852
Euro Stoxx 50 Index	4,725.000	09/20/2024	(136)	(64,260,000)	(15,635)	(29,239)	13,604
FTSE 100 Index	7,700.000	09/20/2024	(19)	(14,630,000)	(1,497)	(7,912)	6,415
FTSE 100 Index	7,800.000	09/20/2024	(8)	(6,240,000)	(683)	(2,724)	2,041
FTSE 100 Index	7,925.000	09/20/2024	(13)	(10,302,500)	(1,451)	(11,514)	10,063
FTSE 100 Index	8,075.000	09/20/2024	(28)	(22,610,000)	(4,780)	(8,780)	4,000
FTSE 100 Index	8,100.000	09/20/2024	(25)	(20,250,000)	(4,761)	(11,579)	6,818
FTSE 100 Index	8,200.000	09/20/2024	(20)	(16,400,000)	(6,173)	(4,548)	(1,625)
FTSE 100 Index	8,100.000	10/18/2024	(8)	(6,480,000)	(4,045)	(3,493)	(552)
Nikkei 225 Index	31,125.000	09/13/2024	(17)	(52,912,500)	(1,512)	(45,806)	44,294
Nikkei 225 Index	33,125.000	09/13/2024	(18)	(59,625,000)	(2,832)	(19,600)	16,768
Nikkei 225 Index	35,250.000	09/13/2024	(13)	(45,825,000)	(4,535)	(14,874)	10,339
Nikkei 225 Index	36,625.000	09/13/2024	(20)	(73,250,000)	(15,733)	(55,757)	40,024
Nikkei 225 Index	38,500.000	09/13/2024	(4)	(15,400,000)	(13,681)	(14,506)	825
Nikkei 225 Index	32,000.000	10/11/2024	(1)	(3,200,000)	(581)	(1,532)	951
Nikkei 225 Index	34,000.000	10/11/2024	(5)	(17,000,000)	(5,301)	(9,671)	4,370
S&P 500 Index	4,900.000	09/04/2024	(61)	(29,890,000)	(610)	(225,791)	225,181
S&P 500 Index	5,540.000	09/04/2024	(77)	(42,658,000)	(10,780)	(95,357)	84,577
S&P 500 Index	5,495.000	09/06/2024	(75)	(41,212,500)	(53,789)	(53,789)	—
S&P 500 Index	5,485.000	09/09/2024	(75)	(41,137,500)	(61,951)	(61,951)	—
S&P 500 Index	5,180.000	09/11/2024	(59)	(30,562,000)	(7,523)	(119,155)	111,632
S&P 500 Index	5,400.000	09/18/2024	(57)	(30,780,000)	(66,120)	(133,973)	67,853

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$5,430.000	09/25/2024	(57)	$(30,951,000)	$(113,430)	$(156,714)	$43,284

			(1,080)	$(804,036,000)	$(404,398)	$(1,122,239)	$717,841

Total written option contracts			(1,620)	$(1,245,831,500)	$(1,105,170)	$(1,392,516)	$287,346

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.250	09/13/2024	385	$962,500	$14,438	$1,547,892	$(1,533,454)
3 Month SOFR	96.000	09/13/2024	907	2,267,500	5,669	1,617,407	(1,611,738)
3 Month SOFR	97.250	09/13/2024	1,214	3,035,000	7,588	1,623,613	(1,616,025)
3 Month SOFR	98.000	09/13/2024	2,599	6,497,500	16,244	363,392	(347,148)
3 Month SOFR	96.250	12/13/2024	915	2,287,500	183,000	1,714,070	(1,531,070)
3 Month SOFR	97.250	12/13/2024	2,052	5,130,000	128,250	3,290,395	(3,162,145)
3 Month SOFR	98.000	12/13/2024	3,960	9,900,000	99,000	888,337	(789,337)
3 Month SOFR	96.500	03/14/2025	966	2,415,000	555,450	1,863,201	(1,307,751)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	648,125	2,263,037	(1,614,912)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	437,713	3,360,173	(2,922,460)
3 Month SOFR	98.000	03/14/2025	2,796	6,990,000	297,075	923,062	(625,987)
3 Month SOFR	95.625	06/13/2025	1,373	3,432,500	3,398,175	1,551,223	1,846,952
3 Month SOFR	96.250	06/13/2025	794	1,985,000	1,116,562	1,182,380	(65,818)
3 Month SOFR	96.625	06/13/2025	983	2,457,500	952,281	1,903,452	(951,171)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	1,049,763	1,290,144	(240,381)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	1,385,062	2,854,785	(1,469,723)
3 Month SOFR	95.875	09/12/2025	2,359	5,897,500	5,750,062	2,783,135	2,966,927
3 Month SOFR	96.000	09/12/2025	482	1,205,000	1,066,425	471,068	595,357
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	1,647,200	1,589,660	57,540
3 Month SOFR	96.625	09/12/2025	921	2,302,500	1,197,300	1,888,444	(691,144)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	1,141,450	1,267,713	(126,263)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	1,777,900	3,074,948	(1,297,048)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	5,338,125	2,763,799	2,574,326
3 Month SOFR	96.125	12/12/2025	772	1,930,000	1,765,950	870,291	895,659
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	1,751,406	1,614,489	136,917
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	1,306,812	1,373,245	(66,433)
3 Month SOFR	97.500	12/12/2025	2,880	7,200,000	2,052,000	3,083,882	(1,031,882)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	5,225,437	2,752,934	2,472,503
3 Month SOFR	96.250	03/13/2026	727	1,817,500	1,658,469	910,437	748,032
3 Month SOFR	96.625	03/13/2026	615	1,537,500	1,064,719	916,239	148,480
3 Month SOFR	96.750	03/13/2026	480	1,200,000	753,000	781,114	(28,114)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	1,410,750	1,371,174	39,576
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	4,868,500	2,734,522	2,133,978
3 Month SOFR	96.250	06/12/2026	658	1,645,000	1,587,425	935,558	651,867
3 Month SOFR	96.625	06/12/2026	580	1,450,000	1,069,375	914,846	154,529
3 Month SOFR	96.750	06/12/2026	494	1,235,000	830,538	766,846	63,692
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	4,640,000	2,747,337	1,892,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	1,501,062	947,402	553,660
3 Month SOFR	96.625	09/11/2026	559	1,397,500	1,072,581	930,634	141,947

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.375	12/11/2026	620	$1,550,000	$1,426,000	$962,438	$463,562

TOTAL			56,037	$140,092,500	$62,196,881	$66,688,718	$(4,491,837)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments August 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 33.2%
U.S. Treasury Bills
$40,000,000	0.000%	09/05/24	$39,988,401
125,000,000	0.000	09/12/24	124,836,923
250,000,000	0.000	10/29/24	248,015,330
200,000,000	0.000	11/07/24	198,187,720
187,500,000	0.000	11/26/24	185,326,462

TOTAL U.S. TREASURY OBLIGATIONS (Cost $796,004,314)			$796,354,836

Shares	Dividend Rate	Value

Investment Company(b) – 58.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,408,271,148	5.183%	$1,408,271,148
(Cost $1,408,271,148)

TOTAL INVESTMENTS – 91.9% (Cost $2,204,275,462)		$2,204,625,984

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.1%		194,633,644

NET ASSETS – 100.0%		$2,399,259,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	30,240,000	USD	20,188,360	09/18/24	$289,064
	CAD	167,277,500	USD	121,566,720	09/18/24	2,630,679
	CHF	12,090,000	USD	13,682,584	09/18/24	570,283
	EUR	141,420,002	USD	153,587,893	09/18/24	2,866,795
	JPY	13,094,890,000	USD	87,609,337	09/18/24	2,199,806
	NZD	233,500,000	USD	142,306,510	09/18/24	3,675,435
	USD	99,843,416	AUD	147,100,000	09/18/24	232,667
	USD	13,839,471	CHF	11,720,001	09/18/24	22,796
	USD	7,652,045	JPY	1,111,130,000	09/18/24	31,543
	USD	70,554,521	NZD	112,780,000	09/18/24	45,554

TOTAL						$12,564,622

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	37,732,500	USD	28,024,994	09/18/24	$(10,000)
	EUR	19,190,000	USD	21,259,503	09/18/24	(29,369)
	GBP	77,860,002	USD	102,364,192	09/18/24	(92,166)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	16,956,490	AUD	25,930,000	09/18/24	$(602,359)
	USD	150,026,572	CAD	205,010,000	09/18/24	(2,185,819)
	USD	2,997,794	CHF	2,620,000	09/18/24	(90,917)
	USD	139,695,141	EUR	129,940,000	09/18/24	(4,059,080)
	USD	98,131,152	GBP	76,430,000	09/18/24	(2,262,516)
	USD	106,359,975	JPY	16,900,200,000	09/18/24	(9,547,258)
	USD	214,332,769	NZD	351,210,000	09/18/24	(5,240,330)

TOTAL						$(24,119,814)

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	13,062	12/19/24	$1,483,353,375	$(7,234,545)
S&P 500 E-Mini Index	5,304	09/20/24	1,501,297,200	67,762,843

TOTAL FUTURES CONTRACTS				$60,528,298

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$5,520.000	09/06/2024	29	$16,008,000	$383,525	$60,718	$322,807
S&P 500 Index	5,700.000	09/06/2024	3	1,710,000	3,735	3,383	352
S&P 500 Index	5,730.000	09/06/2024	3	1,719,000	1,575	6,063	(4,488)
S&P 500 Index	5,600.000	09/13/2024	35	19,600,000	292,600	94,845	197,755
S&P 500 Index	5,710.000	09/13/2024	8	4,568,000	9,528	9,528	—
S&P 500 Index	5,725.000	09/13/2024	7	4,007,500	12,005	9,317	2,688
S&P 500 Index	5,760.000	09/13/2024	4	2,304,000	3,660	8,404	(4,744)
S&P 500 Index	5,735.000	09/20/2024	20	11,470,000	30,020	30,020	—
S&P 500 Index	5,750.000	09/20/2024	11	6,325,000	22,715	16,951	5,764
S&P 500 Index	5,775.000	09/20/2024	1	577,500	1,455	1,701	(246)
S&P 500 Index	5,780.000	09/20/2024	37	21,386,000	49,395	75,887	(26,492)
S&P 500 Index	5,785.000	09/20/2024	1	578,500	1,240	2,251	(1,011)
S&P 500 Index	5,750.000	09/27/2024	15	8,625,000	26,975	26,975	—
S&P 500 Index	5,770.000	09/27/2024	8	4,616,000	18,000	13,608	4,392
S&P 500 Index	5,790.000	09/27/2024	34	19,686,000	58,820	74,514	(15,694)

			216	$123,180,500	$915,248	$434,165	$481,083

Puts
S&P 500 Index	3,400.000	09/03/2024	465	158,100,000	1,163	166,235	(165,072)
S&P 500 Index	5,050.000	09/03/2024	344	173,720,000	3,440	9,994	(6,554)
S&P 500 Index	5,565.000	09/03/2024	5	2,782,500	488	6,155	(5,667)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,600.000	09/04/2024	448	$161,280,000	$2,240	$140,730	$(138,490)
S&P 500 Index	5,525.000	09/04/2024	5	2,762,500	475	12,855	(12,380)
S&P 500 Index	3,600.000	09/05/2024	437	157,320,000	1,091	218,324	(217,233)
S&P 500 Index	5,585.000	09/05/2024	5	2,792,500	3,850	7,255	(3,405)
S&P 500 Index	3,600.000	09/06/2024	429	154,440,000	1,073	150,749	(149,676)
S&P 500 Index	5,540.000	09/06/2024	5	2,770,000	7,855	7,855	—
S&P 500 Index	3,600.000	09/09/2024	413	148,680,000	4,130	82,959	(78,829)
S&P 500 Index	3,600.000	09/10/2024	404	145,440,000	4,040	59,845	(55,805)
S&P 500 Index	3,600.000	09/11/2024	392	141,120,000	3,920	42,712	(38,792)
S&P 500 Index	3,900.000	09/12/2024	380	148,200,000	8,550	46,645	(38,095)
S&P 500 Index	4,000.000	09/13/2024	373	149,200,000	13,055	43,278	(30,223)
S&P 500 Index	4,100.000	09/17/2024	367	150,470,000	21,103	46,767	(25,664)
S&P 500 Index	4,300.000	09/17/2024	367	157,810,000	30,277	50,812	(20,535)
S&P 500 Index	4,100.000	09/18/2024	367	150,470,000	28,442	50,362	(21,920)
S&P 500 Index	3,825.000	09/20/2024	364	139,230,000	21,840	54,349	(32,509)
S&P 500 Index	3,850.000	09/20/2024	365	140,525,000	22,813	45,005	(22,192)
S&P 500 Index	3,800.000	09/23/2024	364	138,320,000	24,570	45,149	(20,579)
S&P 500 Index	4,000.000	09/25/2024	368	147,200,000	37,720	43,613	(5,893)
S&P 500 Index	3,850.000	09/30/2024	367	141,295,000	34,865	49,522	(14,657)
S&P 500 Index	3,925.000	09/30/2024	370	145,225,000	40,700	61,810	(21,110)
S&P 500 Index	4,025.000	09/30/2024	376	151,340,000	51,136	51,136	—
S&P 500 Index	4,050.000	09/30/2024	370	149,850,000	48,100	48,470	(370)

			8,150	$3,160,342,500	$416,936	$1,542,586	$(1,125,650)

Total purchased option contracts			8,366	$3,283,523,000	$1,332,184	$1,976,751	$(644,567)

Written option contracts
Puts
S&P 500 Index	5,365.000	09/03/2024	(1,684)	(903,466,000)	(21,050)	(233,386)	212,336
S&P 500 Index	5,400.000	09/04/2024	(1,687)	(910,980,000)	(33,740)	(249,254)	215,514
S&P 500 Index	5,320.000	09/05/2024	(1,688)	(898,016,000)	(42,200)	(536,362)	494,162
S&P 500 Index	5,020.000	09/06/2024	(45)	(22,590,000)	(1,575)	(248,266)	246,691
S&P 500 Index	5,030.000	09/06/2024	(3)	(1,509,000)	(105)	(12,507)	12,402
S&P 500 Index	5,065.000	09/06/2024	(3)	(1,519,500)	(105)	(9,867)	9,762
S&P 500 Index	5,145.000	09/06/2024	(13)	(6,688,500)	(455)	(47,863)	47,408
S&P 500 Index	5,200.000	09/06/2024	(15)	(7,800,000)	(600)	(44,985)	44,385
S&P 500 Index	5,295.000	09/06/2024	(20)	(10,590,000)	(1,000)	(58,760)	57,760
S&P 500 Index	5,355.000	09/06/2024	(1,714)	(917,847,000)	(111,410)	(277,516)	166,106
S&P 500 Index	5,385.000	09/06/2024	(15)	(8,077,500)	(1,275)	(35,475)	34,200
S&P 500 Index	5,410.000	09/06/2024	(6)	(3,246,000)	(630)	(13,194)	12,564
S&P 500 Index	5,445.000	09/06/2024	(5)	(2,722,500)	(800)	(9,645)	8,845
S&P 500 Index	5,455.000	09/06/2024	(2)	(1,091,000)	(360)	(5,478)	5,118
S&P 500 Index	5,475.000	09/06/2024	(4)	(2,190,000)	(970)	(6,556)	5,586
S&P 500 Index	5,495.000	09/06/2024	(5)	(2,747,500)	(1,675)	(8,145)	6,470
S&P 500 Index	5,520.000	09/06/2024	(5)	(2,760,000)	(2,600)	(7,295)	4,695
S&P 500 Index	5,550.000	09/06/2024	(8)	(4,440,000)	(6,960)	(11,432)	4,472
S&P 500 Index	5,355.000	09/09/2024	(1,711)	(916,240,500)	(321,240)	(321,240)	—
S&P 500 Index	5,175.000	09/13/2024	(55)	(28,462,500)	(11,137)	(187,785)	176,648
S&P 500 Index	5,270.000	09/13/2024	(19)	(10,013,000)	(5,367)	(63,921)	58,554
S&P 500 Index	5,360.000	09/13/2024	(23)	(12,328,000)	(10,350)	(63,117)	52,767
S&P 500 Index	5,385.000	09/13/2024	(8)	(4,308,000)	(4,320)	(21,032)	16,712
S&P 500 Index	5,420.000	09/13/2024	(9)	(4,878,000)	(6,255)	(21,141)	14,886

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$5,425.000	09/13/2024	(1)	$(542,500)	$(715)	$(3,249)	$2,534
S&P 500 Index	5,440.000	09/13/2024	(4)	(2,176,000)	(3,220)	(10,076)	6,856
S&P 500 Index	5,445.000	09/13/2024	(5)	(2,722,500)	(4,225)	(10,995)	6,770
S&P 500 Index	5,460.000	09/13/2024	(5)	(2,730,000)	(4,775)	(10,795)	6,020
S&P 500 Index	5,485.000	09/13/2024	(9)	(4,936,500)	(10,530)	(17,361)	6,831
S&P 500 Index	5,515.000	09/13/2024	(22)	(12,133,000)	(33,000)	(44,418)	11,418
S&P 500 Index	5,415.000	09/20/2024	(2)	(1,083,000)	(2,860)	(5,298)	2,438
S&P 500 Index	5,420.000	09/20/2024	(53)	(28,726,000)	(77,380)	(155,767)	78,387
S&P 500 Index	5,430.000	09/20/2024	(2)	(1,086,000)	(3,100)	(5,258)	2,158
S&P 500 Index	5,455.000	09/20/2024	(6)	(3,273,000)	(10,560)	(14,394)	3,834
S&P 500 Index	5,485.000	09/20/2024	(27)	(14,809,500)	(56,025)	(68,293)	12,268
S&P 500 Index	5,435.000	09/27/2024	(53)	(28,805,500)	(118,190)	(148,587)	30,397
S&P 500 Index	5,465.000	09/27/2024	(22)	(12,023,000)	(55,880)	(64,798)	8,918

Total written option contracts			(8,958)	$(4,799,557,000)	$(966,639)	$(3,053,511)	$2,086,872

TOTAL			(592)	$(1,516,034,000)	$365,545	$(1,076,760)	$1,442,305

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.688	03/14/2025	1,633	$4,082,500	$2,571,975	$1,677,613	$894,362
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	2,348,531	2,042,435	306,096
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	887,800	2,071,470	(1,183,670)
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	4,758,894	1,843,910	2,914,984
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	4,370,000	1,663,712	2,706,288
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	3,858,700	1,666,334	2,192,366
3 Month SOFR	96.063	06/13/2025	78	195,000	131,137	76,231	54,906
3 Month SOFR	96.563	06/13/2025	68	170,000	70,683	70,683	—
3 Month SOFR	96.625	06/12/2026	813	2,032,500	1,498,970	1,137,815	361,155
3 Month SOFR	97.000	06/12/2026	822	2,055,000	1,155,898	1,155,898	—

			11,382	$28,455,000	$21,652,588	$13,406,101	$8,246,487

Puts
3 Month SOFR	95.688	03/14/2025	1,633	4,082,500	336,806	1,616,376	(1,279,570)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	399,750	1,902,522	(1,502,772)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	1,852,801	2,082,507	(229,706)
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	187,981	2,120,935	(1,932,954)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	250,000	1,863,712	(1,613,712)
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	389,975	1,686,860	(1,296,885)
3 Month SOFR	96.063	06/13/2025	78	195,000	38,025	74,281	(36,256)
3 Month SOFR	96.563	06/13/2025	68	170,000	72,383	72,383	—
3 Month SOFR	96.625	06/12/2026	813	2,032,500	955,275	1,302,686	(347,411)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.000	06/12/2026	822	$2,055,000	$1,316,811	$1,316,811	$—

			11,382	$28,455,000	$5,799,807	$14,039,073	$(8,239,266)

Total purchased option contracts			22,764	$56,910,000	$27,452,395	$27,445,174	$7,221

Written option contracts
Puts
10 Year U.S. Treasury Notes	112.500	09/04/2024	(342)	(342,000)	(5,344)	(4,677)	(667)
10 Year U.S. Treasury Notes	112.750	09/04/2024	(342)	(342,000)	(5,344)	(4,677)	(667)
10 Year U.S. Treasury Notes	113.000	09/04/2024	(683)	(683,000)	(42,687)	(20,012)	(22,675)
10 Year U.S. Treasury Notes	111.500	09/06/2024	(343)	(343,000)	(2,401)	(4,691)	2,290
10 Year U.S. Treasury Notes	111.750	09/06/2024	(341)	(341,000)	(5,328)	(4,663)	(665)
10 Year U.S. Treasury Notes	112.000	09/06/2024	(699)	(699,000)	(21,844)	(16,012)	(5,832)
10 Year U.S. Treasury Notes	112.250	09/06/2024	(700)	(700,000)	(43,750)	(26,119)	(17,631)

			(3,450)	$(3,450,000)	$(126,698)	$(80,851)	$(45,847)

Calls
10 Year U.S. Treasury Notes	115.250	09/04/2024	(342)	(342,000)	(342)	(15,364)	15,022
10 Year U.S. Treasury Notes	115.500	09/04/2024	(342)	(342,000)	(342)	(10,021)	9,679
10 Year U.S. Treasury Notes	115.750	09/04/2024	(342)	(342,000)	(342)	(10,021)	9,679
10 Year U.S. Treasury Notes	116.250	09/04/2024	(342)	(342,000)	(342)	(4,677)	4,335
10 Year U.S. Treasury Notes	115.500	09/06/2024	(350)	(350,000)	(4,786)	(4,786)	—
10 Year U.S. Treasury Notes	115.750	09/06/2024	(350)	(350,000)	(4,786)	(4,786)	—
10 Year U.S. Treasury Notes	116.000	09/06/2024	(341)	(341,000)	(5,329)	(9,992)	4,663
10 Year U.S. Treasury Notes	116.500	09/06/2024	(681)	(681,000)	(10,641)	(14,672)	4,031
10 Year U.S. Treasury Notes	117.250	09/06/2024	(343)	(343,000)	(343)	(1,732)	1,389
			(3,433)	$(3,433,000)	$(27,253)	$(76,051)	$48,798

Total written option contracts			(6,883)	$(6,883,000)	$(153,951)	$(156,902)	$2,951

TOTAL			15,881	$50,027,000	$27,298,444	$27,288,272	$10,172

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments August 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 64.9%

U.S. Treasury Bills
$25,000,000	0.000%	10/17/24	$24,844,086
50,000,000	0.000	10/29/24	49,603,066
25,000,000	0.000	11/05/24	24,779,961
75,000,000	0.000	11/07/24	74,320,395
25,000,000	0.000	11/12/24	24,757,027
30,353,400	0.000	12/03/24	29,976,010
16,375,500	0.000	12/17/24	16,140,853
20,000,000	0.000	01/09/25	19,661,866
25,000,000	0.000	01/16/25	24,554,444

TOTAL U.S. TREASURY OBLIGATIONS (Cost $288,466,089)			$288,637,708

Shares	Dividend Rate	Value

Investment Companies(b) – 31.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,101,449	5.183%	$5,101,449

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
132,716,299	5.116%	$132,716,299

TOTAL INVESTMENT COMPANIES (Cost $ 137,817,748)		$137,817,748

TOTAL INVESTMENTS – 95.9% (Cost $ 426,283,837)		$426,455,456

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		18,157,051

NET ASSETS – 100.0%		$444,612,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,323	12/31/24	$274,584,517	$(224,502)
5 Year U.S. Treasury Notes	1,929	12/31/24	211,029,587	(620,711)
S&P 500 E-Mini Index	8	09/20/24	2,264,400	38,343

TOTAL FUTURES CONTRACTS				$(806,870)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,400.000	09/03/2024	87	$29,580,000	$218	$ 26,112	$ (25,894)
S&P 500 Index	5,565.000	09/03/2024	1	556,500	97	1,261	(1,164)
S&P 500 Index	3,600.000	09/04/2024	83	29,880,000	415	26,073	(25,658)
S&P 500 Index	5,525.000	09/04/2024	1	552,500	95	2,571	(2,476)
S&P 500 Index	3,600.000	09/05/2024	81	29,160,000	202	40,466	(40,264)
S&P 500 Index	5,585.000	09/05/2024	1	558,500	770	1,451	(681)
S&P 500 Index	3,600.000	09/06/2024	80	28,800,000	200	28,112	(27,912)
S&P 500 Index	5,540.000	09/06/2024	1	554,000	1,571	1,571	—
S&P 500 Index	3,600.000	09/09/2024	77	27,720,000	770	15,467	(14,697)
S&P 500 Index	3,600.000	09/10/2024	75	27,000,000	750	11,110	(10,360)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,600.000	09/11/2024	73	$26,280,000	$730	$ 7,868	$ (7,138)
S&P 500 Index	3,900.000	09/12/2024	70	27,300,000	1,575	8,470	(6,895)
S&P 500 Index	4,000.000	09/13/2024	70	28,000,000	2,450	7,985	(5,535)
S&P 500 Index	4,100.000	09/17/2024	68	27,880,000	3,910	8,448	(4,538)
S&P 500 Index	4,300.000	09/17/2024	68	29,240,000	5,610	9,498	(3,888)
S&P 500 Index	4,100.000	09/18/2024	68	27,880,000	5,270	9,033	(3,763)
S&P 500 Index	3,825.000	09/20/2024	67	25,627,500	4,020	10,047	(6,027)
S&P 500 Index	3,850.000	09/20/2024	68	26,180,000	4,250	8,228	(3,978)
S&P 500 Index	3,800.000	09/23/2024	68	25,840,000	4,590	8,668	(4,078)
S&P 500 Index	4,000.000	09/25/2024	68	27,200,000	6,970	7,778	(808)
S&P 500 Index	3,850.000	09/30/2024	68	26,180,000	6,460	8,908	(2,448)
S&P 500 Index	3,925.000	09/30/2024	68	26,690,000	7,480	11,758	(4,278)
S&P 500 Index	4,025.000	09/30/2024	70	28,175,000	9,520	9,520	—
S&P 500 Index	4,050.000	09/30/2024	69	27,945,000	8,970	9,039	(69)

Total purchased option contracts			1,450	$554,779,000	$76,893	$ 279,442	$(202,549)

Written option contracts
Puts
S&P 500 Index	5,365.000	09/03/2024	(312)	(167,388,000)	(3,900)	(43,240)	39,340
S&P 500 Index	5,400.000	09/04/2024	(313)	(169,020,000)	(6,260)	(46,246)	39,986
S&P 500 Index	5,320.000	09/05/2024	(313)	(166,516,000)	(7,825)	(99,456)	91,631
S&P 500 Index	5,355.000	09/06/2024	(315)	(168,682,500)	(20,475)	(51,266)	30,791
S&P 500 Index	5,355.000	09/09/2024	(318)	(170,289,000)	(59,705)	(59,705)	—

Total written option contracts			(1,571)	$(841,895,500)	$(98,165)	$(299,913)	$ 201,748

TOTAL			(121)	$(287,116,500)	$(21,272)	$ (20,471)	$ (801)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.188	09/13/2024	31	$77,500	$193	$ 19,834	$ (19,641)
3 Month SOFR	96.250	09/13/2024	31	77,500	194	18,672	(18,478)
3 Month SOFR	96.375	09/13/2024	31	77,500	194	16,733	(16,539)
3 Month SOFR	97.125	12/13/2024	30	75,000	2,250	15,445	(13,195)
3 Month SOFR	97.313	12/13/2024	30	75,000	1,875	10,570	(8,695)
3 Month SOFR	96.563	03/14/2025	30	75,000	15,938	12,820	3,118
3 Month SOFR	96.750	03/14/2025	30	75,000	12,750	15,820	(3,070)
3 Month SOFR	96.063	06/13/2025	15	37,500	25,219	14,660	10,559
3 Month SOFR	96.250	06/13/2025	29	72,500	40,781	14,205	26,576
3 Month SOFR	96.375	06/13/2025	29	72,500	36,068	12,392	23,676
3 Month SOFR	96.563	06/13/2025	13	32,500	13,513	13,513	—
3 Month SOFR	96.750	09/12/2025	29	72,500	33,713	15,655	18,058

			328	$820,000	$182,688	$180,319	$ 2,369

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
3 Month SOFR	$ 94.375	09/13/2024	62	$155,000	$388	$ 2,469	$ (2,081)
3 Month SOFR	94.813	09/13/2024	31	77,500	194	2,397	(2,203)
3 Month SOFR	95.438	12/13/2024	30	75,000	3,937	12,820	(8,883)
3 Month SOFR	95.500	12/13/2024	30	75,000	5,250	11,695	(6,445)
3 Month SOFR	95.000	03/14/2025	60	150,000	1,875	25,264	(23,389)
3 Month SOFR	94.500	06/13/2025	29	72,500	725	15,292	(14,567)
3 Month SOFR	94.750	06/13/2025	29	72,500	1,087	11,667	(10,580)
3 Month SOFR	96.063	06/13/2025	15	37,500	7,313	14,285	(6,972)
3 Month SOFR	96.563	06/13/2025	13	32,500	13,838	13,838	—
3 Month SOFR	95.000	09/12/2025	29	72,500	2,356	12,030	(9,674)

			328	$820,000	$36,963	$121,757	$(84,794)

Total purchased option contracts			656	$1,640,000	$219,651	$302,076	$(82,425)

Written option contracts
Puts
10 Year U.S. Treasury Notes	112.500	09/04/2024	(63)	(63,000)	(984)	(861)	(123)
10 Year U.S. Treasury Notes	112.750	09/04/2024	(63)	(63,000)	(984)	(860)	(124)
10 Year U.S. Treasury Notes	113.000	09/04/2024	(126)	(126,000)	(7,875)	(3,692)	(4,183)
10 Year U.S. Treasury Notes	111.500	09/06/2024	(63)	(63,000)	(441)	(862)	421
10 Year U.S. Treasury Notes	111.750	09/06/2024	(64)	(64,000)	(1,000)	(875)	(125)
10 Year U.S. Treasury Notes	112.000	09/06/2024	(130)	(130,000)	(4,063)	(2,966)	(1,097)
10 Year U.S. Treasury Notes	112.250	09/06/2024	(130)	(130,000)	(8,125)	(4,840)	(3,285)

			(639)	$(639,000)	$(23,472)	$ (14,956)	$ (8,516)

Calls
10 Year U.S. Treasury Notes	115.250	09/04/2024	(63)	(63,000)	(63)	(2,830)	2,767
10 Year U.S. Treasury Notes	115.500	09/04/2024	(63)	(63,000)	(63)	(1,846)	1,783
10 Year U.S. Treasury Notes	115.750	09/04/2024	(63)	(63,000)	(63)	(1,846)	1,783
10 Year U.S. Treasury Notes	116.250	09/04/2024	(63)	(63,000)	(63)	(862)	799
10 Year U.S. Treasury Notes	115.500	09/06/2024	(65)	(65,000)	(889)	(889)	—
10 Year U.S. Treasury Notes	115.750	09/06/2024	(65)	(65,000)	(889)	(889)	—
10 Year U.S. Treasury Notes	116.000	09/06/2024	(64)	(64,000)	(1,000)	(1,875)	875
10 Year U.S. Treasury Notes	116.500	09/06/2024	(127)	(127,000)	(1,984)	(2,721)	737
10 Year U.S. Treasury Notes	117.250	09/06/2024	(63)	(63,000)	(63)	(318)	255

			(636)	$(636,000)	$(5,077)	$ (14,076)	$ 8,999

Total written option contracts			(1,275)	$(1,275,000)	$(28,549)	$ (29,032)	$ 483

TOTAL			(619)	$365,000	$191,102	$273,044	$(81,942)

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments August 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(a) – 0.4%

Banks(a) – 0.4%
Barclays Bank PLC (Secured Overnight Financing Rate + 0.380%)
$15,742,000	5.710%		05/08/25	$15,754,897

TOTAL CORPORATE OBLIGATIONS (Cost $14,171,959)				$15,754,897

Agency Debentures – 0.1%

Sovereign – 0.1%
Federal Farm Credit Banks Funding Corp.(a) (Federal Reserve Bank Prime Loan Rate + -3.010%)
$166,000	5.490%		08/07/25	$166,121
(Secured Overnight Financing Rate + 0.200%)
140,000	5.530		12/05/24	140,091
Federal Home Loan Banks
4,160,000	5.500		10/11/24	4,159,293
(Secured Overnight Financing Rate + 0.120%)
555,000	5.450	(a)	01/03/25	555,261

TOTAL AGENCY DEBENTURES (Cost $5,022,816)				$5,020,766

U.S. Treasury Obligations – 13.0%

U.S. Treasury Bills(b)
$53,656,500	0.000%		11/21/24	$53,068,422
38,546,400	0.000		11/26/24	38,099,562
2,290,900	0.000		11/29/24	2,263,362
62,942,200	0.000		12/03/24	62,159,626
11,475,000	0.000		12/17/24	11,310,573
32,723,100	0.000		12/26/24	32,220,411
12,399,400	0.000		01/30/25	12,156,650
69,592,400	0.000		02/13/25	68,108,526
3,260,100	0.000		02/20/25	3,187,775
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.169%)
1,000,400	5.213	(c)	04/30/25	999,948
(3 mo. Treasury money market yield + 0.125%)
33,979,800	5.169		07/31/25	33,945,186
(3 mo. Treasury money market yield + 0.170%)
30,353,500	5.214		10/31/25	30,329,060
(3 mo. Treasury money market yield + 0.245%)
33,403,700	5.289	(c)	01/31/26	33,408,634
(3 mo. Treasury money market yield + 0.150%)
62,833,300	5.194		04/30/26	62,746,701
U.S. Treasury Notes
58,878,200	1.500	(c)	11/30/24	58,390,615
28,634,700	0.250		05/31/25	27,736,510
3,659,000	3.500		09/15/25	3,626,555
79,020,000	3.875		08/15/33	78,859,491

TOTAL U. S. TREASURY OBLIGATIONS (Cost $607,034,708)				$612,617,607

Shares	Description	Value

Exchange Traded Funds – 5.1%

256,040	Alerian MLP ETF(d)	$12,118,373
715,723	Consumer Staples Select Sector SPDR Fund	59,054,305
32,679	iShares 20+ Year Treasury Bond ETF	3,153,197
217,972	iShares 7-10 Year Treasury Bond ETF	21,158,542
11,217	iShares Core MSCI Emerging Markets ETF	610,878
18,449	iShares Core S&P 500 ETF	10,455,971
233,273	iShares Gold Trust	11,029,147
9,453	iShares iBoxx $High Yield Corporate Bond ETF	750,001
23,956	iShares iBoxx $Investment Grade Corporate Bond ETF	2,664,147
864,052	iShares MSCI Mexico ETF(d)	45,829,318
3,406,799	Sprott Physical Uranium Trust	62,339,378
117,899	Vanguard Real Estate ETF	11,215,732

TOTAL EXCHANGE TRADED FUNDS (Cost $226,142,020)		$240,378,989

Shares	Dividend Rate	Value

Investment Companies(e) – 34.0%

Goldman Sachs Energy Infrastructure Fund — Class R6
1,836,689	3.697%	$24,942,235
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,567,406,812	5.183	1,567,406,812
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
117,107	6.484	4,337,646

TOTAL INVESTMENT COMPANIES (Cost $1,581,308,394)		$1,596,686,693

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 52.6% (Cost $2,433,679,897)		$2,470,458,952

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 45.1%

Certificates of Deposit – 13.1%
Banco Santander SA
$10,904,000	5.750%		11/27/24	$10,915,676
16,273,000	5.260		03/03/25	16,296,315
8,000,000	5.370		03/07/25	8,012,286
Bank of America NA
6,525,000	5.310		10/10/24	6,524,626
1,548,000	5.730	(a)	07/03/25	1,548,205
Barclays Bank PLC(a)
(Secured Overnight Financing Rate + 0.380%)
14,721,000	5.710		02/07/25	14,729,970

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
$4,659,000	5.710%		02/21/25	$4,662,420
Bay Square Funding LLC(a)(f)
(Secured Overnight Financing Rate + 0.240%)
3,503,000	5.570		10/01/24	3,503,060
27,321,000	5.570		12/02/24	27,325,877
(Secured Overnight Financing Rate + 0.270%)
12,502,000	5.610		10/15/24	12,504,171
(Secured Overnight Financing Rate + 0.300%)
2,750,000	5.640		02/14/25	2,750,242
Bayerische Landesbank
8,400,000	6.000		09/25/24	8,402,171
4,600,000	5.100		01/10/25	4,597,838
4,300,000	5.210	(a)	01/10/25	4,299,594
(Secured Overnight Financing Rate + 0.450%)
23,436,000	5.800	(a)	04/14/25	23,458,963
BNP Paribas SA(a) (Secured Overnight Financing Rate + 0.310%)
5,748,000	5.640		03/07/25	5,750,795
Canadian Imperial Bank of Commerce
8,219,000	5.950		09/19/24	8,220,475
Citibank NA(a) (Secured Overnight Financing Rate + 0.600%)
15,634,000	5.930		10/28/24	15,646,601
City of San Antonio
9,330,000	5.460		09/19/24	9,330,754
Collateralized Commercial Paper FLEX Co. LLC(a)(f)
7,663,000	5.640		03/07/25	7,663,850
(Secured Overnight Financing Rate + 0.400%)
20,789,000	5.740	(g)	05/20/25	20,797,416
Cooperatieve Rabobank UA
9,931,000	5.800		11/12/24	9,943,316
4,476,000	5.500		12/16/24	4,481,176
Deutsche Bank AG
16,085,000	5.800		12/12/24	16,100,414
HSBC Bank PLC(a)(f) (Secured Overnight Financing Rate + 0.330%)
4,780,000	5.670		02/07/25	4,782,819
HSBC Bank USA NA
12,180,000	5.980		09/25/24	12,182,956
Kookmin Bank
(Secured Overnight Financing Rate + 0.600%)
18,548,000	5.950	(a)	01/08/25	18,568,897
23,801,000	5.950	(a)	03/20/25	23,822,138
(Secured Overnight Financing Rate + 0.650%)
15,509,000	6.000	(a)	01/29/25	15,530,738
Landesbank Baden-Wuerttemberg
7,600,000	5.990		09/25/24	7,601,854
Landesbank Hessen-Thueringen Girozentrale(a) (Secured Overnight Financing Rate + 0.350%)
26,545,000	5.680		05/06/25	26,562,077
Lloyds Bank Corporate Markets PLC
4,921,000	6.050		10/07/24	4,923,226
7,561,000	5.510		05/22/25	7,600,641
Macquarie Bank Ltd.(a)(f) (Secured Overnight Financing Rate + 0.600%)
17,391,000	5.940		11/07/24	17,406,818
Mitsubishi UFJ Trust & Banking Corp.(a)
(Secured Overnight Financing Rate + 0.400%)
12,227,000	5.750		05/01/25	12,237,738
5,136,000	5.750		08/14/25	5,137,736

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Mizuho Bank Ltd.(a) (Secured Overnight Financing Rate + 0.350%)
$2,000,000	5.700%	01/31/25	$2,000,927
MUFG Bank Ltd.(a) (Secured Overnight Financing Rate + 0.240%)
1,000,000	5.590	10/25/24	1,000,178
Natixis SA
13,800,000	5.990	09/17/24	13,802,573
13,500,000	5.400	03/17/25	13,527,982
Norinchukin Bank(a) (Secured Overnight Financing Rate + 0.220%)
12,613,000	5.550	10/25/24	12,615,038
Northern Trust Co.
1,640,000	5.400	09/20/24	1,640,011
Old Line Funding LLC(a)(f)(g) (Secured Overnight Financing Rate +0.250%)
22,653,000	5.600	10/15/24	22,657,323
Salisbury Receivables Co. LLC(a)(f)
5,772,000	5.530	12/12/24	5,772,159
Standard Chartered Bank(a)
8,787,000	6.050	09/05/24	8,787,609
(Secured Overnight Financing Rate + 0.350%)
11,000,000	5.680	05/21/25	11,005,820
Starbird Funding Corp.(a)(f)
5,154,000	5.560	10/02/24	5,154,603
(Secured Overnight Financing Rate + 0.240%)
15,557,000	5.580	10/01/24	15,558,922
Sumitomo Mitsui Banking Corp.(a)
(Secured Overnight Financing Rate + 0.200%)
3,000,000	5.550	09/06/24	3,000,042
(Secured Overnight Financing Rate + 0.240%)
20,099,000	5.590	02/14/25	20,100,730
Sumitomo Mitsui Trust Bank Ltd.(a) (Secured Overnight Financing Rate + 0.290%)
11,885,000	5.640	04/14/25	11,887,152
Svenska Handelsbanken AB(a) (Secured Overnight Financing Rate + 0.550%)
4,096,000	5.880	11/05/24	4,099,400
Toronto-Dominion Bank
25,194,000	5.400	01/03/25	25,213,772
Versailles Commercial Paper LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.230%)
7,000,000	5.570	01/02/25	7,000,349
Wells Fargo Bank NA
7,082,000	5.230	12/13/24	7,081,268
Westpac Banking Corp.(a)(f) (Secured Overnight Financing Rate + 0.330%)
20,000,000	5.670	05/01/25	20,016,435

			615,746,142

Commercial Paper(b) – 32.0%
Air Liquide U.S. LLC(f)
13,300,000	0.000	12/20/24	13,093,856
American Honda Finance Corp.
16,041,000	0.000	09/09/24	16,016,887
5,616,000	0.000	09/16/24	5,601,633
AstraZeneca PLC(f)
9,436,000	0.000	10/04/24	9,386,354

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
AT&T, Inc.(f)
$13,644,000	0.000%	09/30/24	$13,580,599
Atlantic Asset Securitization LLC(f)
3,156,000	0.000	11/06/24	3,124,862
1,212,000	0.000	01/15/25	1,189,058
Australia & New Zealand Banking Group Ltd.(f)
10,098,000	0.000	01/14/25	9,911,077
Barclays Bank PLC(f)
8,500,000	0.000	10/09/24	8,450,146
5,443,000	0.000	01/31/25	5,329,974
BASF SE(f)
15,081,000	0.000	09/27/24	15,018,598
5,243,000	0.000	09/30/24	5,218,993
Bay Square Funding LLC(f)
2,584,000	0.000	09/19/24	2,576,366
Bayer Corp.(f)
3,000,000	0.000	09/16/24	2,992,240
BofA Securities, Inc.
8,080,000	0.000	03/11/25	7,871,917
Brighthouse Financial Short Term Funding LLC(f)
1,834,000	0.000	09/05/24	1,832,368
Cabot Trail Funding LLC(f)
5,037,000	0.000	11/05/24	4,988,306
30,000,000	0.000	01/10/25	29,448,419
Caisse d’Amortissement de la Dette Sociale(f)
9,337,000	0.000	03/03/25	9,106,903
Cancara Asset Securitisation LLC
33,526,000	0.000	09/13/24	33,456,277
5,960,000	0.000	02/07/25	5,830,317
CDP Financial, Inc.(f)
7,771,000	0.000	02/04/25	7,606,723
Cigna Group(f)
29,000,000	0.000	09/19/24	28,912,157
Cisco Systems, Inc.(f)
13,810,000	0.000	01/31/25	13,525,135
2,818,000	0.000	02/03/25	2,758,813
Citigroup Global Markets, Inc.(f)
8,503,000	0.000	09/16/24	8,481,708
Collateralized Commercial Paper Co. LLC
8,311,761	0.000	09/05/24	8,304,674
Dexia SA(f)
22,707,000	0.000	02/03/25	22,228,102
DNB Bank ASA(f)
4,889,000	0.000	01/15/25	4,798,454
Duke Energy Corp.(f)
20,000,000	0.000	09/19/24	19,939,419
eBay, Inc.(f)
21,348,000	0.000	01/17/25	20,932,623
4,912,000	0.000	01/21/25	4,814,271
Enel Finance America LLC(f)
5,966,000	0.000	09/27/24	5,940,634
12,878,000	0.000	10/30/24	12,761,105
8,121,000	0.000	11/18/24	8,025,353
Entergy Corp.(f)
10,268,000	0.000	10/23/24	10,185,907
European Investment Bank
8,000,000	0.000	04/17/25	7,764,327

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
General Motors Financial Co., Inc.(f)
$15,116,000	0.000%	10/01/24	$15,042,001
4,118,000	0.000	10/02/24	4,097,216
1,687,000	0.000	10/09/24	1,676,697
9,993,000	0.000	10/22/24	9,912,624
19,929,000	0.000	10/23/24	19,765,781
1,685,000	0.000	10/28/24	1,669,968
9,736,000	0.000	11/18/24	9,619,745
5,914,000	0.000	01/21/25	5,789,711
3,841,000	0.000	02/03/25	3,753,705
Glencore Funding LLC(f)
12,866,000	0.000	10/31/24	12,747,528
9,433,000	0.000	01/10/25	9,254,291
Gotham Funding Corp.(f)
15,000,000	0.000	10/09/24	14,912,111
13,450,000	0.000	11/04/24	13,322,171
GTA Funding LLC(f)
2,867,000	0.000	12/11/24	2,825,346
13,904,000	0.000	01/07/25	13,653,960
HSBC USA, Inc.(f)
15,000,000	0.000	07/03/25	14,388,307
8,350,000	0.000	07/23/25	7,992,516
12,858,000	0.000	08/19/25	12,267,962
10,537,000	0.000	08/27/25	10,043,826
Intesa Sanpaolo Funding LLC
3,278,000	0.000	01/09/25	3,214,117
13,908,000	0.000	04/04/25	13,481,876
Keurig Dr. Pepper, Inc.(f)
13,419,000	0.000	09/19/24	13,378,353
Kreditanstalt fuer Wiederaufbau(f)
12,779,000	0.000	02/10/25	12,500,536
La Fayette Asset Securitization LLC(f)
11,944,000	0.000	01/13/25	11,721,279
Liberty Street Funding LLC(f)
5,307,000	0.000	09/04/24	5,303,066
Lime Funding LLC(f)
11,722,000	0.000	01/09/25	11,509,160
LMA-Americas LLC(f)
3,563,000	0.000	10/09/24	3,542,071
1,850,000	0.000	10/10/24	1,838,868
5,672,000	0.000	10/17/24	5,632,251
30,000,000	0.000	10/22/24	29,768,891
6,705,000	0.000	02/27/25	6,543,079
L’Oreal SA(f)
22,693,000	0.000	10/15/24	22,542,469
LVMH Moet Hennessy Louis Vuitton SE(f)
26,000,000	0.000	11/15/24	25,715,568
18,935,000	0.000	03/14/25	18,449,622
1,560,000	0.000	03/17/25	1,519,483
17,848,000	0.000	04/07/25	17,342,528
Macquarie Bank Ltd.(f)
6,760,000	0.000	02/13/25	6,607,397
Mercedes-Benz Finance North America LLC(f)
4,456,000	0.000	09/20/24	4,442,213
Mont Blanc Capital Corp.(f)
7,832,000	0.000	01/21/25	7,678,367
MUFG Bank Ltd.
20,209,000	0.000	02/04/25	19,778,817

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
National Bank of Canada(f)
$14,470,000	0.000%	01/17/25	$14,193,610
Nieuw Amsterdam Receivables Corp. BV(f)
23,273,000	0.000	01/17/25	22,829,671
Northwestern Mutual Short Term Funding LLC(f)
6,568,000	0.000	10/29/24	6,511,953
14,785,000	0.000	11/04/24	14,646,652
Nutrien Ltd.(f)
8,432,000	0.000	09/04/24	8,425,597
15,000,000	0.000	09/11/24	14,972,606
Old Line Funding LLC(f)
5,610,000	0.000	09/24/24	5,589,356
29,180,000	0.000	10/04/24	29,030,115
23,474,000	0.000	11/20/24	23,199,207
Pacific Life Short Term Funding LLC(f)
9,995,000	0.000	01/16/25	9,805,746
10,000,000	0.000	01/30/25	9,793,493
Paradelle Funding LLC
2,693,000	0.000	03/17/25	2,621,878
Penske Truck Leasing Co. LP
1,026,000	0.000	10/30/24	1,016,513
3,049,000	0.000	02/03/25	2,981,034
PepsiCo, Inc.(f)
9,700,000	0.000	11/15/24	9,594,805
Pfizer, Inc.(f)
8,200,000	0.000	02/06/25	8,025,310
Procter & Gamble Co.(f)
12,029,000	0.000	04/11/25	11,688,980
PSP Capital, Inc.(f)
21,250,000	0.000	12/16/24	20,932,946
Pure Grove Funding(f)
19,795,000	0.000	11/21/24	19,559,779
13,582,000	0.000	01/16/25	13,322,729
Repurchase Agreement
8,000,000	0.000	12/09/24	7,887,419
Ridgefield Funding Co. LLC(f)
23,611,000	0.000	09/16/24	23,551,654
7,606,000	0.000	02/03/25	7,444,818
Salisbury Receivables Co. LLC(f)
6,867,000	0.000	10/31/24	6,805,920
18,073,000	0.000	11/05/24	17,899,731
14,459,000	0.000	12/20/24	14,234,145
13,565,000	0.000	01/31/25	13,284,531
Sanofi SA(f)
25,000,000	0.000	10/17/24	24,826,733
3,250,000	0.000	12/13/24	3,202,604
Sheffield Receivables Co. LLC(f)
2,050,000	0.000	09/17/24	2,044,536
Societe Generale SA(f)
6,330,000	0.000	12/09/24	6,241,446
Starbird Funding Corp.(f)
9,290,000	0.000	10/16/24	9,226,406
TELUS Corp.(f)
13,141,000	0.000	09/10/24	13,119,169
1,500,000	0.000	09/13/24	1,496,825
23,269,000	0.000	09/25/24	23,177,194
16,489,000	0.000	12/05/24	16,255,258

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
TotalEnergies Capital SA(f)
$15,315,000	0.000%	09/13/24	$15,283,328
13,001,000	0.000	12/20/24	12,797,632
Toyota Industries Commercial Finance, Inc.(f)
5,000,000	0.000	10/04/24	4,974,422
UBS AG(f)
16,193,000	0.000	12/04/24	15,972,119
8,932,000	0.000	05/12/25	8,641,377
UnitedHealth Group, Inc.(f)
2,970,000	0.000	09/04/24	2,967,807
16,059,000	0.000	09/30/24	15,985,898
Versailles Commercial Paper LLC
37,138,000	0.000	10/02/24	36,957,912
Victory Receivables Corp.(f)
22,556,000	0.000	10/09/24	22,423,671
15,000,000	0.000	10/18/24	14,892,935
Volkswagen Group of America Finance LLC(f)
15,000,000	0.000	09/09/24	14,976,647
13,701,000	0.000	01/02/25	13,449,141
Walt Disney Co.(f)
7,506,000	0.000	10/18/24	7,451,713
10,420,000	0.000	11/06/24	10,315,960
2,383,000	0.000	11/08/24	2,358,535
15,287,000	0.000	11/14/24	15,117,182
5,682,000	0.000	01/03/25	5,581,451
31,136,000	0.000	01/14/25	30,542,129

			1,506,380,260

TOTAL SHORT- TERM INVESTMENTS (Cost $2,121,452,699)			$2,122,126,402

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.7% (Cost $4,555,132,596)			$4,592,585,354

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
32,982,945	5.183%	$32,982,945
(Cost $32,982,945)

TOTAL INVESTMENTS – 98.4% (Cost $4,588,115,541)		$4,625,568,299

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		75,847,429

NET ASSETS – 100.0%		$4,701,415,728

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2024

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on August 31, 2024.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated fund.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	130,730,000	USD	148,210,696	09/18/24	$ 5,906,541
	JPY	21,859,000,000	USD	141,688,984	09/18/24	8,227,362

TOTAL						$14,133,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	MXN	195,500,000	USD	9,917,266	09/18/24	$(18,508)
	USD	147,516,159	CHF	130,730,000	09/18/24	(6,601,078)
	USD	140,415,826	JPY	21,859,000,000	09/18/24	(9,500,520)

TOTAL						$(16,120,106)

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	8,887	12/19/24	$1,009,229,938	$(5,419,292)
2 Year U.S. Treasury Notes	6,420	12/31/24	1,332,450,944	(1,270,815)
5 Year U.S. Treasury Notes	5,335	12/31/24	583,640,667	(1,711,726)
E-Mini Russell 2000 Index	97	09/20/24	10,782,035	(245,766)
MEX Bolsa Index	381	09/20/24	10,093,451	(316,096)
Nasdaq 100 E-Mini Index	21	09/20/24	8,241,660	(224,317)
STOXX Europe 600	2,668	09/20/24	58,836,677	4,677,769
Stoxx Europe 600 Index	201	09/20/24	5,842,364	12,547
TOPIX Index	44	09/12/24	8,173,062	(225,830)

TOTAL FUTURES CONTRACTS				$(4,723,526)

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.325%	09/19/33	GBP 69,400	$3,695,905

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	BofA Securities LLC	3.120%	09/13/2024	297,300,000	$297,300,000	$44,625	$463,945	$(419,320)
6M IRS	BofA Securities LLC	4.170	09/13/2024	297,300,000	297,300,000	2,795,096	2,106,752	688,344
6M IRS	BofA Securities LLC	3.200	09/13/2024	294,300,000	294,300,000	66,100	275,542	(209,442)
6M IRS	BofA Securities LLC	4.500	09/13/2024	294,300,000	294,300,000	4,600,468	2,124,543	2,475,925
1M IRS	JPMorgan Securities, Inc.	3.620	09/13/2024	297,300,000	297,300,000	482,875	297,300	185,575
6M IRS	JPMorgan Securities, Inc.	3.500	10/16/2024	116,100,000	116,100,000	647,237	2,704,999	(2,057,762)
1Y IRS	MS & Co. Int. PLC	3.440	01/24/2025	70,080,000	70,080,000	1,043,854	2,511,030	(1,467,176)
3M IRS	MS & Co. Int. PLC	3.700	10/31/2024	68,200,000	68,200,000	1,123,932	1,270,390	(146,458)

Total purchased option contracts				1,734,880,000	$1,734,880,000	$10,804,187	$11,754,501	$(950,314)

Written option contracts
Calls
6M IRS	BofA Securities LLC	3.620	09/13/2024	(594,600,000)	(594,600,000)	(965,748)	(1,889,881)	924,133
6M IRS	BofA Securities LLC	3.950	09/13/2024	(588,600,000)	(588,600,000)	(3,256,371)	(1,789,413)	(1,466,958)
1M IRS	JPMorgan Securities, Inc.	4.170	09/13/2024	(297,300,000)	(297,300,000)	(2,795,096)	(1,709,475)	(1,085,621)
6M IRS	JPMorgan Securities, Inc.	3.100	10/16/2024	(116,100,000)	(116,100,000)	(87,886)	(1,233,161)	1,145,275
1Y IRS	MS & Co. Int. PLC	2.916	01/24/2025	(140,160,000)	(140,160,000)	(529,336)	(2,511,030)	1,981,694
3M IRS	MS & Co. Int. PLC	3.350	10/31/2024	(68,200,000)	(68,200,000)	(271,585)	(448,579)	176,994

				(1,804,960,000)	$(1,804,960,000)	$(7,906,022)	$(9,581,539)	$1,675,517

Puts
6M IRS	JPMorgan Securities, Inc.	4.325	10/16/2024	(116,100,000)	(116,100,000)	(89,761)	(1,471,838)	1,382,077
3M IRS	MS & Co. Int. PLC	4.200	10/31/2024	(68,200,000)	(68,200,000)	(137,969)	(421,419)	283,450

				(184,300,000)	$(184,300,000)	$(227,730)	$(1,893,257)	$1,665,527

Total written option contracts				(1,989,260,000)	$(1,989,260,000)	$(8,133,752)	$(11,474,796)	$3,341,044

TOTAL				(254,380,000)	$(254,380,000)	$2,670,435	$279,705	$2,390,730

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SXPA Index	MS & Co. Int. PLC	$1,713.820	03/21/2025	33,470	$5,736,155,540	$1,211,463	$ 3,482,835	$(2,271,372)
EWW Index	MS & Co. Int. PLC	66.204	09/03/2024	487,000	3,224,134,800	—	389,600	(389,600)
TOPX Index	BNP Paribas SA	2,511.620	02/21/2025	1,759,500	441,919,539,000	2,989,052	1,642,711	1,346,341

Puts
SPX Index	BofA Securities LLC	—	11/15/2024	52,002	—	5,896,554	7,335,002	(1,438,448)

Total purchased option contracts				2,331,972	$450,879,829,340	$10,097,069	$ 12,850,148	$(2,753,079)

Written option contracts
Calls
SXPA Index	MS & Co. Int. PLC	1,973.340	03/21/2025	(33,470)	(6,604,768,980)	(56,280)	(870,710)	814,430

Puts
TOPX Index	BNP Paribas SA	2,333.530	02/21/2025	(3,519,000)	(821,169,207,000)	(883,190)	(3,285,422)	2,402,232
SPX Index	JPMorgan Securities, Inc.	5,500.000	11/15/2024	(30,791)	(16,935,050,000)	(2,376,576)	(8,118,475)	5,741,899
EWW Index	MS & Co. Int. PLC	53.428	09/03/2024	(487,000)	(2,601,943,600)	(354,337)	(389,600)	35,263
SXPA Index	MS & Co. Int. PLC	1,449.400	03/21/2025	(33,470)	(4,851,141,800)	(791,455)	(1,741,419)	949,964

				(4,070,261)	$(845,557,342,400)	$(4,405,558)	$(13,534,916)	$ 9,129,358

Total written option contracts				(4,103,731)	$(852,162,111,380)	$(4,461,838)	$(14,405,626)	$ 9,943,788

TOTAL				(1,771,759)	$(401,282,282,040)	$5,635,231	$ (1,555,478)	$ 7,190,709

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call USD/Put CHF Barclays Bank PLC		$0.873	10/15/2024	146,470,000	$146,470,000	$296,895	$1,189,336	$(892,441)

Written option contract
Puts
Put USD/Call CHF Barclays Bank PLC		0.820	10/15/2024	(146,470,000)	(146,470,000)	(485,988)	(433,258)	(52,730)

TOTAL				—	$—	$(189,093)	$756,078	$(945,171)

Currency Abbreviations:
CHF	—Swiss Franc
GBP	—British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
USD	—U.S. Dollar

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
3M IRS	—3 Months Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
EWW	—iShares MSCI Mexico ETF
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SPX	—S&P 500 Index
SXPA	—Stoxx Europe Total Market Aerospace and Defense Index.
TOPX	—Tokyo Stock Price Index

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities August 31, 2024

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $2,109,082,250 and $1,408,271,148, respectively)	$2,552,877,225	$1,408,271,148
Investments in unaffiliated issuers, at value (cost $1,281,715,365 and $796,004,314, respectively)	1,533,338,425	796,354,836
Purchased options, at value (premium paid $72,710,254 and $29,421,925, respectively)	65,313,782	28,784,579
Cash	61,090,145	70,856,505
Foreign currencies, at value (cost $4,001,576 and $1,132, respectively)	4,068,896	1,151
Unrealized gain on forward foreign currency exchange contracts	1,399,037	12,564,622
Variation margin on futures contracts	3,350,937	—
Receivables:
Collateral on certain derivative contracts(b)	92,710,697	114,431,143
Fund shares sold	44,898,000	811,945
Dividends	1,346,579	6,149,738
Foreign tax reclaims	296,094	—
Investments sold	166,407	2,794
Reimbursement from investment adviser	100,457	16,898
Securities lending income	410	—
Due from broker	—	786,463
Other assets	30,357	43,173

Total assets	4,360,987,448	2,439,074,995

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	26,219,242	24,119,814
Written option contracts, at value (premium received $1,392,516 and $3,210,413, respectively)	1,105,170	1,120,590
Variation margin on futures contracts	—	3,164,545
Payables:
Investments purchased	48,618,757	8,891,028
Due to broker	3,573,657	—
Fund shares redeemed	926,304	880,000
Management fees	874,074	1,293,915
Transfer Agency fees	68,993	60,382
Accrued expenses	260,272	285,093

Total liabilities	81,646,469	39,815,367

Net Assets:

Paid-in capital	3,268,876,050	2,186,012,767
Total distributable earnings	1,010,464,929	213,246,861

NET ASSETS	$4,279,340,979	$2,399,259,628
Net Assets:
Institutional	$4,279,340,979	$ 14,386,908
Class P	—	2,384,872,720
Total Net Assets	$4,279,340,979	$2,399,259,628
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	261,942,186	1,154,475
Class P	—	193,864,050
Net asset value, offering and redemption price per share:
Institutional	$16.34	$12.46
Class P	—	12.30

(a)

Statement of Assets and Liabilities for the Strategic Factor Allocation Fund are consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Options
Global Managed Beta Fund	$17,880,723	$28,250,000	$46,579,974
Strategic Factor Allocation Fund	96,601,143	17,830,000	—

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued) August 31, 2024

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $288,466,089 and $2,973,824,202, respectively)(b)	$288,637,708	$2,995,898,661
Investments in affiliated issuers, at value (cost $137,817,748 and $1,581,308,394, respectively)	137,817,748	1,596,686,693
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	32,982,945
Purchased options, at value (premium paid $581,518 and $25,793,985, respectively)	296,544	21,198,151
Cash	12,867,551	80,531,524
Foreign currencies, at value (cost $0 and $3,244,903, respectively)	—	3,127,436
Unrealized gain on forward foreign currency exchange contracts	—	14,133,903
Variation margin on swaps contracts	—	184,272
Receivables:
Collateral on certain derivative contracts(c)	5,537,178	12,313,569
Interest and dividends	621,960	17,369,734
Due from broker	100,481	—
Reimbursement from investment adviser	39,644	7,488
Investments sold	—	12,882,161
Fund shares sold	—	18,704,405
Securities lending income	—	34,536
Foreign tax reclaims	—	19,932
Other assets	27,397	67,479

Total assets	445,946,211	4,806,142,889

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	16,120,106
Written option contracts, at value (premium received $328,945 and $26,313,680, respectively)	126,714	13,081,578
Variation margin on futures contracts	213,880	5,573,714
Payables:
Investments purchased	660,402	19,487,016
Management fees	130,413	2,659,424
Fund shares redeemed	50,000	700,971
Transfer Agency fees	11,264	119,338
Due to broker	—	13,875,244
Payable upon return of securities loaned	—	32,982,945
Accrued expenses	141,031	126,825

Total liabilities	1,333,704	104,727,161

Net Assets:
Paid-in capital	449,544,090	4,614,892,054
Total distributable earnings (loss)	(4,931,583)	86,523,674

NET ASSETS	$444,612,507	$4,701,415,728
Net Assets:
Institutional	$ 326,902	$ 15,794,661
Class R6	—	620,690,438
Class P	444,285,605	4,064,930,629
Total Net Assets	$444,612,507	$4,701,415,728
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	32,637	1,441,538
Class R6	—	58,613,235
Class P	44,347,637	383,951,378
Net asset value, offering and redemption price per share:
Institutional	$10.02	$10.96
Class R6	—	10.59
Class P	10.02	10.59

(a)

Statements of Assets and Liabilities for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $32,280,764, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Strategic Volatility Premium Fund	$5,537,178	$—	$—
Tactical Tilt Overlay Fund	—	10,343,569	1,970,000

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2024

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Investment Income:

Dividends — affiliated issuers	$35,125,165	$72,759,179
Dividends — unaffiliated issuers (net of tax withholding of $340,527 and $0, respectively)	34,428,673	—
Interest	1,071,441	39,857,044
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	172,529	—

Total investment income	70,797,808	112,616,223

Expenses:

Management fees	10,124,297	16,794,980
Transfer Agency fees(b)	674,953	680,195
Custody, accounting and administrative services	405,568	257,438
Professional fees	117,202	256,372
Registration fees	35,496	66,138
Trustee fees	32,372	30,257
Printing and mailing costs	18,069	27,428
Prime broker fees	14,591	21,694
Other	56,775	67,783

Total expenses	11,479,323	18,202,285

Less — expense reductions	(2,507,541)	(2,327,580)

Net expenses	8,971,782	15,874,705

NET INVESTMENT INCOME	61,826,026	96,741,518

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	229,117,234	(2,600)
Investments — affiliated issuers	32,313,405	—
Purchased options	(17,339,901)	(12,681,096)
Futures contracts	68,807,698	175,435,041
Written options	(11,132,127)	55,460,169
Forward foreign currency exchange contracts	23,304,087	121,824
Foreign currency transactions	(65,744)	(45)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	322,931,374	—
Investments — unaffiliated issuers	(23,978,011)	2,297,116
Purchased options	16,502,565	(31,178)
Futures contracts	32,577,237	48,837,642
Written options	(580,300)	520,740
Forward foreign currency exchange contracts	(27,458,102)	(9,782,691)
Foreign currency translation	5,386	48

Net realized and unrealized gain	645,004,801	260,174,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$706,830,827	$356,916,488

(a)

Statement of Operations for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity— SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class P
Global Managed Beta Fund	$674,953	$—
Strategic Factor Allocation Fund	5,656	674,539

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2024

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Investment Income:

Dividends — affiliated issuers	$12,433,031	$ 69,124,706
Dividends — unaffiliated issuers	—	2,521,624
Interest	9,189,366	172,777,412
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	—	492,587

Total investment income	21,622,397	244,916,329

Expenses:

Management fees	2,177,336	35,623,803
Professional fees	242,511	168,048
Transfer Agency fees(b)	130,113	1,405,242
Custody, accounting and administrative services	110,620	419,278
Registration fees	38,891	92,759
Printing and mailing costs	26,879	31,547
Trustee fees	26,482	35,095
Prime broker fees	—	5,403
Other	16,606	71,729

Total expenses	2,769,438	37,852,904

Less — expense reductions	(1,004,196)	(4,024,758)

Net expenses	1,765,242	33,828,146

NET INVESTMENT INCOME	19,857,155	211,088,183

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	—	1,525,821
Net realized gain (loss) from:
Investments — unaffiliated issuers	1,907	11,380,476
Investments — affiliated issuers	—	29,281,042
Purchased options	(2,654,133)	19,559,179
Futures contracts	4,032,599	36,727,543
Written options	12,626,966	(4,727,858)
Swap contracts	—	20,543,581
Forward foreign currency exchange contracts	5,714	(8,504,500)
Foreign currency transactions	—	(273,740)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	—	(23,803,473)
Investments — unaffiliated issuers	690,711	17,265,956
Purchased options	(157,699)	2,587,240
Futures contracts	(2,360,058)	(19,020,419)
Written options	60,198	13,232,102
Swap contracts	—	658,791
Forward foreign currency exchange contracts	—	(1,986,203)
Foreign currency translation	—	18,172

Net realized and unrealized gain	12,246,205	94,463,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,103,360	$305,551,893

(a)

Statements of Operations for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium Fund	$ 119	$ —	$ 129,994
Tactical Tilt Overlay Fund	8,522	177,900	1,218,820

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund(a)

	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$ 61,826,026	$ 37,369,399	$ 96,741,518	$ 61,894,294

Net realized gain	325,004,652	40,000,958	218,333,293	63,150,787

Net change in unrealized gain	320,000,149	166,745,167	41,841,677	12,644,797

Net increase in net assets resulting from operations	706,830,827	244,115,524	356,916,488	137,689,878

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(54,313,580)	(99,998,153)	(489,815)	(275,278)

Class R6 Shares(b)	—	—	—	(249)

Class P Shares	—	—	(72,117,761)	(39,916,205)

Total distributions to shareholders	(54,313,580)	(99,998,153)	(72,607,576)	(40,191,732)

From share transactions:

Proceeds from sales of shares	1,924,804,556	1,025,111,264	268,238,290	798,949,747

Reinvestment of distributions	54,313,580	99,961,817	72,607,575	40,191,732

Cost of shares redeemed	(890,367,936)	(393,640,885)	(470,425,368)	(800,472,621)

Net increase (decrease) in net assets resulting from share transactions	1,088,750,200	731,432,196	(129,579,503)	38,668,858

TOTAL INCREASE	1,741,267,447	875,549,567	154,729,409	136,167,004

Net assets:

Beginning of year	2,538,073,532	1,662,523,965	2,244,530,219	2,108,363,215

End of year	$4,279,340,979	$2,538,073,532	$2,399,259,628	$2,244,530,219

(a)

Statements of Changes in Net Assets for the Strategic Factor Allocation Fund are consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	At the close of business on July 14, 2023, Class R6 Shares of the Strategic Factor Allocation Fund were liquidated.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund(a)		Tactical Tilt Overlay Fund(a)

	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$ 19,857,155	$ 15,402,232	$ 211,088,183	$ 170,463,667

Net realized gain (loss)	14,013,053	(12,307,105)	105,511,544	60,894,805

Net change in unrealized gain (loss)	(1,766,848)	2,209,506	(11,047,834)	(63,869,625)

Net increase in net assets resulting from operations	32,103,360	5,304,633	305,551,893	167,488,847

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(11,216)	(2,343)	(1,239,651)	(188,140)

Class R6 Shares	—	—	(30,435,080)	(4,706,050)

Class P Shares	(18,407,711)	(3,702,660)	(216,862,467)	(35,188,129)

Total distributions to shareholders	(18,418,927)	(3,705,003)	(248,537,198)	(40,082,319)

From share transactions:

Proceeds from sales of shares	68,268,293	193,782,450	711,849,057	783,089,810

Reinvestment of distributions	18,418,927	3,705,003	248,537,197	40,080,055

Cost of shares redeemed	(99,725,686)	(267,189,113)	(1,006,395,976)	(807,449,960)

Net increase (decrease) in net assets resulting from share transactions	(13,038,466)	(69,701,660)	(46,009,722)	15,719,905

TOTAL INCREASE (DECREASE)	645,967	(68,102,030)	11,004,973	143,126,433

Net assets:

Beginning of year	443,966,540	512,068,570	4,690,410,755	4,547,284,322

End of year	$444,612,507	$ 443,966,540	$ 4,701,415,728	$4,690,410,755

(a)

Statements of Changes in Net Assets for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALLOCATION FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Global Managed Beta Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$13.62	$12.86	$16.71	$13.26	$11.86

Net investment income(a)	0.27	0.25	0.28	0.21	0.22

Net realized and unrealized gain (loss)	2.70	1.23	(2.69)	3.89	1.67

Total from investment operations	2.97	1.48	(2.41)	4.10	1.89

Distributions to shareholders from net investment income	(0.25)	(0.72)	(0.33)	(0.18)	(0.38)

Distributions to shareholders from net realized gains	—	—	(1.11)	(0.47)	(0.11)

Total distributions	(0.25)	(0.72)	(1.44)	(0.65)	(0.49)

Net asset value, end of year	$16.34	$13.62	$12.86	$16.71	$13.26

Total return(b)	22.05%	12.24%	(15.81)%	31.87%	16.13%

Net assets, end of year (in 000s)	$4,279,341	$2,538,074	$1,662,524	$2,262,595	$1,593,288

Ratio of net expenses to average net assets(c)	0.27%	0.30%	0.30%	0.20%	0.05%

Ratio of total expenses to average net assets(c)	0.34%	0.36%	0.36%	0.35%	0.37%

Ratio of net investment income to average net assets	1.83%	1.91%	1.94%	1.40%	1.79%

Portfolio turnover rate(d)	56%	23%	26%	29%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Institutional Shares

	Year Ended August 31,

	2024		2023		2022		2021		2020

Per Share Data

Net asset value, beginning of year	$11.00		$10.50		$12.76		$11.98		$11.06

Net investment income (loss)(a)	0.49		0.31		(0.01)		(0.08)		0.03

Net realized and unrealized gain (loss)	1.34		0.39		(0.67)		1.77		1.18

Total from investment operations	1.83		0.70		(0.68)		1.69		1.21

Distributions to shareholders from net investment income	(0.37)		(0.18)		—		—		(0.15)

Distributions to shareholders from net realized gains	—		(0.02)		(1.58)		(0.91)		(0.14)

Total distributions	(0.37)		(0.20)		(1.58)		(0.91)		(0.29)

Net asset value, end of year	$12.46		$11.00		$10.50		$12.76		$11.98

Total return(b)	17.16%		6.88%		(6.47)%		15.01%		11.11%

Net assets, end of year (in 000s)	$14,387		$14,710		$12,455		$3,960		$3,013

Ratio of net expenses to average net assets	0.71%		0.70%		0.69%		0.69%		0.69%

Ratio of total expenses to average net assets	0.81%		0.81%		0.81%		0.82%		0.82%

Ratio of net investment income (loss) to average net assets	4.26%		2.94%		(0.10)%		(0.67)%		0.26%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Class P Shares

	Year Ended August 31,

	2024		2023		2022		2021		2020

Per Share Data

Net asset value, beginning of year	$10.86		$10.38		$12.62		$11.86		$10.96

Net investment income (loss)(a)	0.49		0.31		(0.04)		(0.08)		0.02

Net realized and unrealized gain (loss)	1.32		0.37		(0.62)		1.75		1.18

Total from investment operations	1.81		0.68		(0.66)		1.67		1.20

Distributions to shareholders from net investment income	(0.37)		(0.18)		—		—		(0.16)

Distributions to shareholders from net realized gains	—		(0.02)		(1.58)		(0.91)		(0.14)

Total distributions	(0.37)		(0.20)		(1.58)		(0.91)		(0.30)

Net asset value, end of year	$12.30		$10.86		$10.38		$12.62		$11.86

Total return(b)	17.10%		6.97%		(6.47)%		15.09%		11.03%

Net assets, end of year (in 000s)	$2,384,873		$2,229,820		$2,095,895		$2,347,839		$1,616,030

Ratio of net expenses to average net assets	0.70%		0.69%		0.67%		0.68%		0.68%

Ratio of total expenses to average net assets	0.80%		0.80%		0.80%		0.81%		0.82%

Ratio of net investment income (loss) to average net assets	4.28%		2.95%		(0.31)%		(0.66)%		0.15%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Institutional Shares

	Year Ended August 31,						Period Ended August 31, 2021(a)
	2024		2023		2022

Per Share Data

Net asset value, beginning of period	$9.70		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.44		0.31		—	(c)	(0.02)

Net realized and unrealized gain (loss)	0.29		(0.20)		(0.40)		0.12

Total from investment operations	0.73		0.11		(0.40)		0.10

Distributions to shareholders from net investment income	(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		(0.04)		—

Total distributions	(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$10.02		$9.70		$9.66		$10.10

Total return(d)	7.53%		1.38%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$327		$327		$306		$350

Ratio of net expenses to average net assets	0.42%		0.39%		0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.65%		0.60%		0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	4.57%		3.25%		(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the years ended August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Class P Shares

	Year Ended August 31,						Period Ended August 31, 2021(a)
	2024		2023		2022

Per Share Data

Net asset value, beginning of period	$9.71		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.45		0.31		—	(c)	(0.01)

Net realized and unrealized gain (loss)	0.27		(0.19)		(0.40)		0.11

Total from investment operations	0.72		0.12		(0.40)		0.10

Distributions to shareholders from net investment income	(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		(0.04)		—

Total distributions	(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$10.02		$9.71		$9.66		$10.10

Total return(d)	7.65%		1.39%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$444,286		$443,639		$511,763		$422,570

Ratio of net expenses to average net assets	0.41%		0.38%		0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.64%		0.59%		0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	4.58%		3.23%		0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the years ended August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Institutional Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.81	$10.51	$10.66	$10.20	$9.94

Net investment income (loss)(a)	0.49	0.39	0.05	(0.02)	0.11

Net realized and unrealized gain	0.23	— (b)	0.01	0.95	0.26

Total from investment operations	0.72	0.39	0.06	0.93	0.37

Distributions to shareholders from net investment income	(0.57)	(0.09)	(0.21)	(0.47)	(0.11)

Net asset value, end of year	$10.96	$10.81	$10.51	$10.66	$10.20

Total return(c)	6.81%	3.82%	0.49%	9.43%	3.72%

Net assets, end of year (in 000s)	$15,795	$26,750	$21,588	$6,105	$1,681

Ratio of net expenses to average net assets(d)	0.73%	0.71%	0.68%	0.69%	0.73%

Ratio of total expenses to average net assets(d)	0.77%	0.77%	0.77%	0.78%	0.78%

Ratio of net investment income (loss) to average net assets	4.52%	3.69%	0.47%	(0.15)%	1.08%

Portfolio turnover rate(e)	41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.46	$10.17	$10.33	$9.91	$9.67

Net investment income (loss)(a)	0.47	0.38	0.02	(0.01)	0.07

Net realized and unrealized gain	0.23	— (b)	0.03	0.92	0.28

Total from investment operations	0.70	0.38	0.05	0.91	0.35

Distributions to shareholders from net investment income	(0.57)	(0.09)	(0.21)	(0.49)	(0.11)

Net asset value, end of year	$10.59	$10.46	$10.17	$10.33	$9.91

Total return(c)	6.86%	3.74%	0.49%	9.48%	3.80%

Net assets, end of year (in 000s)	$620,690	$583,578	$573,866	$1,054,147	$736,643

Ratio of net expenses to average net assets(d)	0.72%	0.70%	0.67%	0.69%	0.72%

Ratio of total expenses to average net assets(d)	0.76%	0.76%	0.76%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	4.51%	3.68%	0.23%	(0.09)%	0.73%

Portfolio turnover rate(e)	41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class P Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.46	$10.17	$10.33	$9.91	$9.66

Net investment income (loss)(a)	0.47	0.38	0.04	(0.01)	0.08

Net realized and unrealized gain	0.23	— (b)	0.01	0.92	0.28

Total from investment operations	0.70	0.38	0.05	0.91	0.36

Distributions to shareholders from net investment income	(0.57)	(0.09)	(0.21)	(0.49)	(0.11)

Net asset value, end of year	$10.59	$10.46	$10.17	$10.33	$9.91

Total return(c)	6.86%	3.75%	0.49%	9.47%	3.79%

Net assets, end of year (in 000s)	$4,064,931	$4,080,082	$3,951,830	$3,037,227	$2,291,061

Ratio of net expenses to average net assets(d)	0.72%	0.70%	0.67%	0.69%	0.72%

Ratio of total expenses to average net assets(d)	0.76%	0.76%	0.76%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	4.51%	3.67%	0.37%	(0.08)%	0.78%

Portfolio turnover rate(e)	41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements August 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Global Managed Beta Fund	Institutional	Diversified

Goldman Sachs Strategic Factor Allocation Fund	Institutional and P	Diversified

Goldman Sachs Strategic Volatility Premium Fund	Institutional and P	Diversified

Goldman Sachs Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund — Cayman Commodity-SFA, LLC., Cayman Commodity-SVP, LLC., and Cayman Commodity-TTIF, LLC., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of August 31, 2024, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Strategic Factor Allocation Fund	$2,399,259,628	$ 5,110,097	0.2%

Goldman Sachs Strategic Volatility Premium Fund	444,612,507	5,110,097	1.1

Goldman Sachs Tactical Tilt Overlay Fund	4,701,415,728	592,780,361	12.6

B.  Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

54

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta and Tactical Tilt Overlay Funds, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

55

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations and Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with

56

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either

58

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2024:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$234,090	$—	$—

Asia	1,741,716	32,847,879	—

Australia and Oceania	120,170	9,884,638	—

Europe	9,442,961	73,835,681	—

North America	298,252,646	207,613	591

Preferred Stocks	—	346,325	—

Exchange Traded Funds	3,443,491,249	—	—

Investment Company	215,810,091	—	—

Total	$3,969,092,923	$117,122,136	$591

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$1,399,037	$—

Futures Contracts(b)	38,570,684	—	—

Purchased Option Contracts	62,196,881	3,116,901	—

Total	$100,767,565	$4,515,938	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(26,219,242)	$—

Written Option Contracts	(1,105,170)	—	—

Total	$(1,105,170)	$(26,219,242)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$796,354,836	$—	$—

Investment Company	1,408,271,148	—	—

Total	$2,204,625,984	$—	$—

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Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$12,564,622	$—

Futures Contracts(a)	67,762,843	—	—

Purchased Option Contracts	28,784,579	—	—

Total	$96,547,422	$12,564,622	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(24,119,814)	$—

Futures Contracts(a)	(7,234,545)	—	—

Written Option Contracts	(1,120,590)	—	—

Total	$(8,355,135)	$(24,119,814)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$288,637,708	$—	$—

Investment Companies	137,817,748	—	—

Total	$426,455,456	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$38,343	$—	$—

Purchased Option Contracts	296,544	—	—

Total	$334,887	$—	$—

Liabilities

Futures Contracts(a)	$(845,213)	$—	$—

Written Option Contracts	(126,714)	—	—

Total	$(971,927)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$612,617,607	$—	$—

Corporate Obligations	—	15,754,897	—

Agency Debentures	—	5,020,766	—

Securities Lending Reinvestment Vehicle	32,982,945	—	—

Exchange Traded Funds	240,378,989	—	—

Investment Companies	1,596,686,693	—	—

Short-term Investments	—	2,122,126,402	—

Total	$2,482,666,234	$2,142,902,065	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$14,133,903	$—

Futures Contracts(a)	4,690,316	—	—

Interest Rate Swap Contracts(a)	—	3,695,905	—

Purchased Option Contracts	—	21,198,151	—

Total	$4,690,316	$39,027,959	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(16,120,106)	$—

Futures Contracts(a)	(9,413,842)	—	—

Written Option Contracts	—	(13,081,578)	—

Total	$(9,413,842)	$(29,201,684)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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Notes to Financial Statements (continued) August 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

Global Managed Beta Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$4,515,938		Payable for unrealized loss on forward foreign currency exchange contracts	$(26,219,242)

Equity	Variation margin on futures contracts	38,570,684	(a)	Written options, at value	(1,105,170)

Interest rate	Purchased options, at value	62,196,881		—	—

Total		$105,283,503			$(27,324,412)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$12,564,622		Payable for unrealized loss on forward foreign currency exchange contracts	$(24,119,814)

Equity	Variation margin on futures contracts; Purchased options, at value	69,095,027	(a)	Written options, at value	(966,639)

Interest rate	Purchased options, at value	27,452,395		Variation margin on futures contracts; Written options, at value	(7,388,496	)(a)

Total		$109,112,044			$(32,474,949)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$115,236	(a)	Written options, at value	$(98,165)

Interest rate	Purchased options, at value	219,651		Variation margin on futures contracts: Written options, at value	(873,762	)(a)

Total		$334,887			$(971,927)

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4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	$14,430,798		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	$(16,606,094)

Equity	Variation margin on futures contracts	14,787,385	(a)	Variation margin on futures contracts; Written options, at value	(5,473,847	)(a)

Interest rate	Variation margin on swap contracts; purchased options, at value	14,500,092	(a)	Variation margin on futures contracts; Written options, at value	(16,535,585)

Total		$43,718,275			$(38,615,526)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule and Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Statement and Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement and Consolidated Statements of Operations:

Global Managed Beta Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, and purchased options	$19,362,330	$(28,052,788)

Equity	Net realized gain (loss) from futures contracts, purchased and written options/ Net change in unrealized gain (loss) on futures contracts and written options	44,292,689	31,996,937

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(15,262)	17,097,251

Total		$63,639,757	$21,041,400

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Notes to Financial Statements (continued) August 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$121,824	$(9,782,691)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	185,496,009	64,984,679

Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	32,718,105	(15,657,475)

Total		$218,335,938	$39,544,513

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts	$5,714	$—

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	9,284,689	(12,001)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	4,720,743	(2,445,558)

Total		$14,011,146	$(2,457,559)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on swap contracts	$6,651,748	$(2,616,745)

Currency	Net realized gain (loss) from forward foreign currency contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency contracts, purchased options and written options	(4,796,174)	(2,931,374)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	12,596,733	18,509,008

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	49,145,638	(17,489,378)

Total		$63,597,945	$(4,528,489)

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GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended August 31, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta Fund	4,223	$711,926,818	$—	487,175,597	$—	73,266	$—

Strategic Factor Allocation Fund	17,914	879,807,253	—	31,290,376	—	8,996,858	—

Strategic Volatility Premium Fund	2,989	—	—	1,399,854	—	1,301,692	—

Tactical Tilt Overlay Fund	26,987	343,471,796	123,837,060	111,607,836	1,331,348,504	37,495,420	1,598,058,625

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended August 31, 2024.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of August 31, 2024:

Strategic Factor Allocation Fund

	Derivative Assets(1)	Derivative Liabilities(1)

Counterparty	Forward Currency Contracts	Forward Currency Contracts	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

MS & Co. Int. PLC	$12,564,622	$(24,119,814)	$(11,555,192)	$11,555,192	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Tactical Tilt Overlay Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Options Purchased	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$296,895	$—	$296,895	$—	$(485,988)	$(485,988)	$(189,093)	$189,093	$—

BNP Paribas SA	2,989,052	—	2,989,052	—	(883,190)	(883,190)	2,105,862	—	2,105,862

BofA Securities LLC	13,402,843	—	13,402,843	—	(4,222,119)	(4,222,119)	9,180,724	—	9,180,724

JPMorgan Securities, Inc.	1,130,112	—	1,130,112	—	(5,349,319)	(5,349,319)	(4,219,207)	4,219,207	—

MS & Co. Int. PLC	3,379,249	14,133,903	17,513,152	(16,120,106)	(2,140,962)	(18,261,068)	(747,916)	747,916	—

Total	$21,198,151	$14,133,903	$35,332,054	$(16,120,106)	$(13,081,578)	$(29,201,684)	$6,130,370	$5,156,216	$11,286,586

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^

Global Managed Beta Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.23%

Strategic Factor Allocation Fund	0.75	0.68	0.64	0.62	0.74	0.64(a)

Strategic Volatility Premium Fund	0.50	0.45	0.43	0.42	0.50	0.31(a)

Tactical Tilt Overlay Fund	0.75	0.68	0.64	0.62	0.71	0.64(a)

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2024. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Strategic Volatility Premium Fund invests in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund. The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Value Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invests in Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2024, GSAM waived $2,507,541, $2,236,830, $385,191 and $2,421,898 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2024. For the fiscal year ended August 31, 2024, GSAM waived $433,612 of the Strategic Volatility Premium Fund’s management fee. GSAM also provides management services to the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ Subsidiaries pursuant to Subsidiary Management Agreements (each, a “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of each Subsidiary’s management fee, and for as long as each Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under each Subsidiary Agreement. For the fiscal year ended August 31, 2024, GSAM waived $3,533, $3,533 and $1,527,997 of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Fund’s management fees, respectively.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund

67

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Notes to Financial Statements (continued) August 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2024 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta Fund	$2,507,541	$ —	$2,507,541

Strategic Factor Allocation Fund	2,240,363	87,217	2,327,580

Strategic Volatility Premium Fund	822,336	181,860	1,004,196

Tactical Tilt Overlay Fund	3,949,895	74,863	4,024,758

D.  Line of Credit Facility — As of August 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

E.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2024, Goldman Sachs earned $234,719 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of August 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional

Strategic Volatility Premium Fund	16%

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GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below show the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended August 31, 2024:

Goldman Sachs Global Managed Beta Fund

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 8/31/24	Shares as of 8/31/24	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$30,171,571	$18,044,295	$(5,764,262)	$(1,176,184)	$6,397,625	$47,673,045	1,433,474	$439,734

Goldman Sachs Financial Square Government Fund — Institutional Shares	201,923,035	1,493,097,805	(1,479,210,749)	—	—	215,810,091	215,810,091	10,297,042

Goldman Sachs MarketBeta International Equity ETF	380,586,474	217,270,761	(106,648,370)	2,243,156	72,524,451	565,976,472	9,542,312	11,098,938

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	—	482,403,197	(282,354,086)	23,119,716	43,776,604	266,945,431	5,333,639	1,492,405

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	—	513,928,199	(80,157,929)	1,610,839	58,277,288	493,658,397	10,198,774	4,269,439

Goldman Sachs MarketBeta U.S. Equity ETF	419,580,667	546,044,573	(151,282,735)	6,515,878	141,955,406	962,813,789	12,431,424	7,527,607

Total	$1,032,261,747	$3,270,788,830	$(2,105,418,131)	$32,313,405	$322,931,374	$2,552,877,225		$35,125,165

Goldman Sachs Strategic Factor Allocation Fund

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Market Value as of 8/31/24	Shares as of 8/31/24	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,340,575,888	$3,119,829,126	$(3,052,133,866)	$1,408,271,148	1,408,271,148	$72,759,179

Goldman Sachs Strategic Volatility Premium Fund

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Market Value as of 8/31/24	Shares as of 8/31/24	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$236,564,769	$560,968,908	$(792,432,228)	$5,101,449	5,101,449	$11,678,627

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares	—	190,278,863	(57,562,564)	132,716,299	132,716,299	754,404

Total	$236,564,769	$751,247,771	$(849,994,792)	$137,817,748		$12,433,031

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Notes to Financial Statements (continued) August 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Tactical Tilt Overlay Fund

Underlying Fund	Market Value as of 8/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 8/31/24	Shares as of 8/31/24	Dividend Income	Capital Gain Distributions

Goldman Sachs Energy Infrastructure Fund — Class R6	$70,294,705	$2,531,696	$(52,660,534)	$29,244,098	$(24,467,730)	$ 24,942,235	1,836,689	$1,005,874	$1,525,821

Goldman Sachs Financial Square Government Fund — Institutional Shares	1,437,534,239	3,568,195,125	(3,438,322,552)	—	—	1,567,406,812	1,567,406,812	67,847,144	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	2,352,619	4,923,280	(3,639,454)	36,944	664,257	4,337,646	117,107	271,688	—

Total	$1,510,181,563	$3,575,650,101	$(3,494,622,540)	$29,281,042	$(23,803,473)	$1,596,686,693		$69,124,706	$1,525,821

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta Fund	$ —	$2,821,580,362	$ —	$1,701,663,832

Tactical Tilt Overlay Fund	483,796,881	299,103,292	86,190,063	181,548,894

For the fiscal year ended August 31, 2024, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2024, are reported under Investment Income on the Statement and Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2024.

Fund	Beginning Value as of August 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of August 31, 2024

Global Managed Beta Fund	$ 12,600	$264,665,049	$(264,677,649)	$ —

Tactical Tilt Overlay Fund	4,647,500	398,220,497	(369,885,052)	32,982,945

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from:

Ordinary income	$54,313,580	$72,607,576	$18,418,927	$248,537,198

The tax character of distributions paid during the fiscal year ended August 31, 2023 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from:

Ordinary income	$99,998,153	$40,191,732	$3,705,003	$40,082,319

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GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2024

8. TAX INFORMATION (continued)

As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Undistributed ordinary income — net	$ 197,666,040	$129,848,638	$ 13,420,918	$ 182,520,599

Undistributed long-term capital gains	162,162,410	94,887,954	—	—

Total Undistributed Earnings	$ 359,828,450	$224,736,592	$ 13,420,918	$ 182,520,599

Capital loss carryforwards(1):

Perpetual Short-Term	—	—	(7,406,945)	(126,168,576)

Perpetual Long-Term	—	—	(11,117,174)	—

Total capital loss carryforwards	—	—	(18,524,119)	(126,168,576)

Timing differences(Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$ (42,861,044)	$ (11,840,272)	$ —	$ (7,524,524)

Unrealized gains (loss) — net	693,497,523	350,541	171,618	37,696,175

Total accumulated earnings (loss) net	$1,010,464,929	$213,246,861	$ (4,931,583)	$ 86,523,674

(1)

The Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium, and Tactical Tilt Overlay Funds utilized $21,398,737, $109,386,246, $11,552,378, and $53,120,801 of capital losses in the current fiscal year.

As of August 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Tax Cost	$3,472,149,977	$2,284,122,970	$425,975,743	$4,619,889,403

Gross unrealized gain	699,575,908	1,095,386	171,618	249,181,211

Gross unrealized loss	(6,078,385)	(744,845)	—	(211,485,036)

Net unrealized gain	$ 693,497,523	$ 350,541	$ 171,618	$ 37,696,175

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, partnership investments, differences in the tax treatment of passive foreign investment company investments and swap transactions.

The Strategic Factor Allocation and Strategic Volatility Premium Funds reclassed $2,600 and $2,597, respectively, from paid in capital to distributable earnings for the year ending August 31, 2024. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from differences in the tax treatment of underlying fund investments.

The Tactical Tilt Overlay Fund reclassed $92,308 from distributable earnings to paid in capital for the year ending August 31, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from differences in the tax treatment of underlying fund investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

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Notes to Financial Statements (continued) August 31, 2024

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS

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9. OTHER RISKS (continued)

specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	133,623,792	$1,924,804,556	78,875,852	$1,025,111,264

Reinvestment of distributions	3,816,836	54,313,580	8,323,215	99,961,817

Shares redeemed	(61,823,377)	(890,367,936)	(30,131,088)	(393,640,885)

NET INCREASE	75,617,251	1,088,750,200	57,067,979	731,432,196

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GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Factor Allocation Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	91,334	$1,073,736	321,256	$3,353,859

Reinvestment of distributions	44,048	489,814	27,194	275,278

Shares redeemed	(318,582)	(3,639,227)	(196,484)	(2,032,399)

	(183,200)	(2,075,677)	151,966	1,596,738

Class R6 Shares(a)

Reinvestment of distributions	—	—	25	249

Shares redeemed	—	—	(1,244)	(13,478)

	—	—	(1,219)	(13,229)

Class P Shares

Shares sold	23,428,587	267,164,554	77,593,313	795,595,888

Reinvestment of distributions	6,568,102	72,117,761	3,995,736	39,916,205

Shares redeemed	(41,442,327)	(466,786,141)	(78,264,954)	(798,426,744)

	(11,445,638)	(127,503,826)	3,324,095	37,085,349

NET INCREASE (DECREASE)	(11,628,838)	$(129,579,503)	3,474,842	$38,668,858

(a)	At the close of business on July 14, 2023, Class R6 Shares of the Strategic Factor Allocation Fund were liquidated.

	Strategic Volatility Premium Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	9,994	$96,386	13,266	$127,237

Reinvestment of distributions	1,170	11,216	245	2,343

Shares redeemed	(12,251)	(118,481)	(11,483)	(110,191)

	(1,087)	(10,879)	2,028	19,389

Class P Shares

Shares sold	7,011,705	68,171,907	20,118,341	193,655,213

Reinvestment of distributions	1,919,469	18,407,711	386,903	3,702,660

Shares redeemed	(10,290,175)	(99,607,205)	(27,792,106)	(267,078,922)

	(1,359,001)	(13,027,587)	(7,286,862)	(69,721,049)

NET DECREASE	(1,360,088)	$(13,038,466)	(7,284,834)	$(69,701,660)

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GOLDMAN SACHS ALLOCATION FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tactical Tilt Overlay Fund

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	260,454	$2,795,027	1,135,526	$12,100,469

Reinvestment of distributions	116,399	1,239,650	17,716	188,140

Shares redeemed	(1,410,497)	(15,165,659)	(733,042)	(7,837,585)

	(1,033,644)	(11,130,982)	420,200	4,451,024

Class R6 Shares

Shares sold	10,845,859	113,098,000	10,251,194	106,266,000

Reinvestment of distributions	2,957,734	30,435,080	457,566	4,703,786

Shares redeemed	(10,960,203)	(113,669,188)	(11,347,385)	(116,175,121)

	2,843,390	29,863,892	(638,625)	(5,205,335)

Class P Shares

Shares sold	57,458,286	595,956,030	64,343,749	664,723,341

Reinvestment of distributions	21,075,070	216,862,467	3,422,970	35,188,129

Shares redeemed	(84,583,238)	(877,561,129)	(66,277,795)	(683,437,254)

	(6,049,882)	(64,742,632)	1,488,924	16,474,216

NET INCREASE (DECREASE)	(4,240,136)	$(46,009,722)	1,270,499	$15,719,905

77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Goldman Sachs Global Managed Beta Fund

Statement of assets and liabilities, including the schedule of investments as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, and the financial highlights for each of the five years in the period ended August 31, 2024.

Goldman Sachs Strategic Factor Allocation Fund and its subsidiary, Goldman Sachs Strategic Volatility Premium Fund and its subsidiary, and Goldman Sachs Tactical Tilt Overlay Fund and its subsidiary	Consolidated statement of assets and liabilities, including the consolidated schedule of investments as of August 31, 2024, the related consolidated statement of operations for the year ended August 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended August 31, 2024, and the consolidated financial highlights for each of the periods indicated therein.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

78

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which the Tactical Tilt Overlay Fund invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

79

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and/or the Underlying Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution, as applicable;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds, and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

80

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds and the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and (in the case of the Strategic Volatility Premium Fund) updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ and the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Tactical Tilt Overlay Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the five-year period, and in the fourth quartile for the one-year period ended December 31, 2023, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one-year period ended March 31, 2024. They also considered that the Tactical Tilt Overlay Fund had experienced a benchmark index change in 2021. They noted that the Global Managed Beta Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods, and in the fourth quartile for the three-year period ended December 31, 2023, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one- and three-year periods ended March 31, 2024. The Trustees considered that the Strategic Factor Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods ended December 31, 2023, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2024. They noted that the Strategic Factor Allocation Fund had experienced certain portfolio management changes in 2022 and early 2024. The Trustees observed that the Strategic Volatility Premium Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2024. They noted that the Strategic Volatility Premium Fund had experienced certain portfolio management changes in 2022 and early 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (in the case of the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund) breakpoints, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and the Underlying Funds. With respect to the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less

81

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. For the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund, the Trustees also considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of each Fund:

	Strategic Factor	Strategic Volatility	Tactical Tilt
Average Daily Net Assets	Allocation Fund	Premium Fund	Overlay Fund

First $2 billion	0.75%	0.50%	0.75%

Next $3 billion	0.68	0.45	0.68

Next $3 billion	0.64	0.43	0.64

Over $8 billion	0.62	0.42	0.62

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Strategic Volatility Premium Fund and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

They also noted that the Investment Adviser had passed along savings to shareholders of the Tactical Tilt Overlay Fund, which had asset levels above at least the first breakpoint during the prior fiscal year. The Trustees also considered the services provided to the Tactical Tilt Overlay Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

With respect to Global Managed Beta Fund, the Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level.

82

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds and certain Underlying Funds; (c) in the case of the Global Managed Beta Fund and Tactical Tilt Overlay Fund, research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds and certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds or Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) in the case of the Tactical Tilt Overlay Fund and Global Managed Beta Fund, fees earned by the Investment Adviser for managing the fund in which each Fund’s and certain Underlying Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and the Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ and the Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds (as applicable) receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds and the Underlying Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and the Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

83

Goldman Sachs Trust – Allocation Funds - Tax Information (Unaudited)

For the year ended August 31, 2024, 8.28% and 1.51% of the dividends paid from net investment company taxable income by the Global Managed Beta and Tactical Tilt Overlay Funds qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2024, the total amount of income received by the Global Managed Beta Fund from sources within foreign countries and possessions of the United States was $0.1259 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Global Managed Beta Fund was 45.94%. The total amount of taxes paid by the Global Managed Beta Fund to such countries was $0.0115.

For the year ended August 31, 2024, the Global Managed Beta and Tactical Tilt Overlay Funds designate 72.53% and 0.64%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended August 31, 2024, 0.14% of the dividends paid from net investment company taxable income by the Global Managed Beta Fund qualify as section 199A dividends.

For the fiscal year ended August 31, 2024, the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium, and Tactical Tilt Overlay Funds designate 17.06%, 100.00%, 100.00%, and 75.28%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

84

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Paul C. Wirth

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2024 Goldman Sachs. All rights reserved. ALLOCATEAR-24

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. ALLOCATEAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 5, 2024